UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10157
                                   ---------

                             FRANKLIN GLOBAL TRUST
                             ---------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000
                                                    -------------

Date of fiscal year end: 7/31
                         -----

Date of reporting period: 1/31/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.



                                [GRAPHIC OMITTED]

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                                     [LOGO]
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                                      FGT
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                                     FUNDS
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                                SEMIANNUAL REPORT

                                   ----------

                                JANUARY 31, 2007

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                                   Fiduciary
                                -----------------
                                     Trust
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                                  International
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

Contents

Semiannual Report

President's Message .......................................................    1

Economic and Market Overview ..............................................    2

Fiduciary Large Capitalization Growth and Income Fund .....................    3

Fiduciary Small Capitalization Equity Fund ................................    8

Financial Highlights and Statements of Investments ........................   13

Financial Statements ......................................................   21

Notes to Financial Statements .............................................   24

Shareholder Information ...................................................   31


--------------------------------------------------------------------------------

Semiannual Report

President's Message

Dear Shareholder:

I am pleased to present the enclosed FGT Funds semiannual report covering the period ended January 31, 2007. In each Fund report, the Fund's portfolio managers discuss market conditions and Fund performance. A complete list of each Fund's holdings, as well as the financial statements, is included in the semiannual report.


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Global Trust

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------


                                                           Semiannual Report | 1

Economic and Market Overview

During the six months ended January 31, 2007, the U.S. economy advanced at a moderate pace. Gross domestic product grew an annualized 2.0% in the third quarter of 2006 and an estimated annualized 2.2% in the fourth quarter. The housing market weakened, while corporate profits and consumer and government spending generally remained robust. Exports picked up some momentum, but the country's trade deficit, while improving, was still historically high. Labor costs rose and hiring generally increased as the unemployment rate decreased from 5.0% to 4.5%. 1

Although energy and other commodity prices fell, they remained historically high and were a primary economic concern for much of the period. Consumers curbed spending on large purchases, such as homes and cars. Home prices declined in many parts of the country as mortgage rates crept higher, and borrowing against home equity flattened. Retail prices for many goods fell in late 2006 as energy prices slid. However, after two months of large declines, wholesale prices rose in November and December reflecting higher energy and other prices. Overall, the core Consumer Price Index (CPI) rose 2.7% for the 12 months ended January 31, 2007, which was higher than the 2.2% 10-year average. 2

Following 17 consecutive increases beginning in 2004, the Federal Reserve Board
(Fed) left the federal funds target rate at 5.25% during the period, citing a slowing economy, widespread cooling in the housing market, the lagging effect of prior tightening and inflation risks. At a January meeting, however, the Fed said there were signs housing was stabilizing and inflation pressures were easing.

The Fed's decision to leave rates steady through period-end helped restore investor confidence. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +14.21%, and the broader Standard & Poor's 500 Index (S&P 500) returned +13.73%, while the technology-heavy NASDAQ Composite Index had a total return of +18.24%. 3 Consumer discretionary, information technology and materials stocks performed particularly well.

1.    Source: Bureau of Labor Statistics.

2. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2007, THE END OF THE REPORTING PERIOD. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


2 | Semiannual Report

Fiduciary Large Capitalization
Growth and Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Fiduciary Large Capitalization Growth and Income Fund seeks long-term growth of principal and income through investing at least 80% of its net assets in large capitalization companies with market capitalizations of more than $5 billion, or that are within the top 50% of the Russell 1000(R) Index, at the time of purchase. 1 The Fund invests mainly in dividend-paying stocks, while attempting to keep taxable capital gains distributions relatively low.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.
--------------------------------------------------------------------------------

This semiannual report for Fiduciary Large Capitalization Growth and Income Fund covers the period ended January 31, 2007.

PERFORMANCE OVERVIEW

Fiduciary Large Capitalization Growth and Income Fund delivered a cumulative total return of +11.36% for the six months ended January 31, 2007. The Fund underperformed its benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +13.73% during the same period. 2

INVESTMENT STRATEGY

We are research-driven, fundamental investors, pursuing a blend of growth and value strategies. We use a top-down analysis of macroeconomic trends, market sectors (with some attention to the sector weightings in the Fund's comparative index) and industries combined with a bottom-up analysis of individual securities. In selecting investments for the Fund, we look for companies we believe

1. The Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000(R) Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index.

2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                                                           Semiannual Report | 3

--------------------------------------------------------------------------------
MAIN RISKS
--------------------------------------------------------------------------------
While stocks have historically outperformed other asset classes over the long term, they tend to fluctuate more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. The Fund may invest in stocks of foreign companies, which involve special risks, including currency fluctuations and economic as well as political uncertainty. The Fund's portfolio includes technology stocks, a sector that has been one of the most volatile and involves special risks. The Fund's prospectus also includes a description of the main investment risks.
--------------------------------------------------------------------------------

are positioned for growth in revenues, earnings or assets, and are selling at reasonable prices. We employ a thematic approach to identify sectors that may benefit from longer dynamic growth. Within these sectors, we consider the basic financial and operating strength and quality of a company and company management. The Fund, from time to time, may have significant positions in particular sectors such as technology or industrials. We also seek to identify companies that we believe are temporarily out of favor with investors, but have a good intermediate- or long-term outlook.

MANAGER'S DISCUSSION

During the six months under review, the Fund's underperformance relative to its benchmark, the S&P 500, was mainly due to its overweighted exposure to the energy sector and stock selection in the health care sector. 3 Energy stocks underperformed during the period due to falling oil and natural gas prices. We reduced the Fund's overweighted position in energy by period-end.

On an individual stock basis, Telenor, Juniper Networks and Time Warner were among the top contributors to performance. Shares of Telenor, a Norwegian telecommunications and information and media services company, appreciated 59% in value during the period. Juniper, an Internet infrastructure company, rose 35% in value. Media conglomerate Time Warner increased 33% during the period.

There were also some detractors from Fund returns. Shares of integrated energy industry refiner ConocoPhillips, which is in the oil, gas and consumable fuels industry, fell 3% in value during the period. Conoco shares were hurt by lower commodity prices coupled with an unusually warm fourth quarter 2006.

In the health care sector, Invitrogen, a biotechnology tool company, and Quest Diagnostics, a laboratory and testing company, declined 4% and 17% in value while we held them during the period. Quest lost a UnitedHealth Group contract as the company focused on tighter cost containment. We sold our shares of Invitrogen and Quest during the period.

3. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI. The health care sector comprises biotechnology, health care equipment and supplies, and pharmaceuticals in the SOI.


4 | Semiannual Report

Thank you for your continued participation in Fiduciary Large Capitalization Growth and Income Fund. We look forward to serving your future investment needs.


/s/ S. Mackintosh Pulsifer

S. Mackintosh Pulsifer
Vice President of Franklin Templeton Institutional, LLC (FT Institutional)


/s/ Kenneth J. Siegel

Kenneth J. Siegel
Vice President of FT Institutional

Portfolio Management Team
Fiduciary Large Capitalization Growth and Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Fiduciary Large Capitalization
Growth and Income Fund
1/31/07

-------------------------------------------------------------------------------
                                                                     % OF TOTAL
SECTOR/INDUSTRY                                                      NET ASSETS
-------------------------------------------------------------------------------
Insurance                                                                  8.9%
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                8.4%
-------------------------------------------------------------------------------
Aerospace & Defense                                                        8.1%
-------------------------------------------------------------------------------
Communications Equipment                                                   7.4%
-------------------------------------------------------------------------------
Media                                                                      6.3%
-------------------------------------------------------------------------------
Food & Staples Retailing                                                   6.2%
-------------------------------------------------------------------------------
Machinery                                                                  5.3%
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment                                                                  4.7%
-------------------------------------------------------------------------------
Energy Equipment & Services                                                4.7%
-------------------------------------------------------------------------------
IT Services                                                                4.0%
-------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                              3.4%
-------------------------------------------------------------------------------
Food Products                                                              3.2%
-------------------------------------------------------------------------------
Diversified Financial Services                                             3.1%
-------------------------------------------------------------------------------
Industrial Conglomerates                                                   2.8%
-------------------------------------------------------------------------------
Capital Markets                                                            2.8%
-------------------------------------------------------------------------------
Diversified Telecommunication Services                                     2.7%
-------------------------------------------------------------------------------
Biotechnology                                                              2.7%
-------------------------------------------------------------------------------
Computers & Peripherals                                                    2.7%
-------------------------------------------------------------------------------
Health Care Equipment & Supplies                                           2.5%
-------------------------------------------------------------------------------
Pharmaceuticals                                                            2.5%
-------------------------------------------------------------------------------
Beverages                                                                  2.4%
-------------------------------------------------------------------------------
Commercial Banks                                                           2.4%
-------------------------------------------------------------------------------
Software                                                                   2.2%
-------------------------------------------------------------------------------
Short-Term Investments &
Other Net Assets                                                           0.6%
-------------------------------------------------------------------------------


                                                           Semiannual Report | 5

Your Fund's Expenses

FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT      ENDING ACCOUNT     EXPENSES PAID DURING
                                              VALUE 8/1/06         VALUE 1/31/07     PERIOD* 8/1/06-1/31/07
------------------------------------------------------------------------------------------------------------
Actual                                            $1,000              $1,113.60               $5.43
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000              $1,020.06               $5.19
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                           Semiannual Report | 7

Fiduciary Small Capitalization Equity Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Fiduciary Small Capitalization Equity Fund seeks growth of principal through investing at least 80% of its net assets in marketable equity and equity-related securities of small capitalization companies with market capitalizations not exceeding $2 billion or the highest market capitalization in the Russell 2000(R) Index, whichever is greater, at the time of purchase. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.
--------------------------------------------------------------------------------

We are pleased to bring you Fiduciary Small Capitalization Equity Fund's semiannual report for the period ended January 31, 2007.

PERFORMANCE OVERVIEW

Fiduciary Small Capitalization Equity Fund posted a +19.07% cumulative total return for the six months ended January 31, 2007. The Fund outperformed its benchmark, the Russell 2000 Growth Index, which had a +14.81% total return during the same period. 2

INVESTMENT STRATEGY

Our U.S. small cap growth equity process is based on the application of a disciplined bottom-up methodology. We believe that a diversified small cap equity portfolio focused on companies we regard as having significant earnings growth potential, managed within a disciplined framework of active sector selection and valuation analysis, can provide long-term capital appreciation. We seek companies that possess a relatively high rate of return on invested capital and may offer the potential for accelerating earnings growth as they can offer an opportunity to participate in new products, services and technologies.

1. The Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of total market capitalization of the Russell 3000 Index.

2. Source: Standard & Poor's Micropal. The Russell 2000 Growth Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


8 | Semiannual Report

MANAGER'S DISCUSSION

During the period under review, small cap stocks slightly outperformed their large cap counterparts. Small cap stocks, as measured by the Russell 2000 Index, returned +14.95% for the six months ended January 31, 2007, while large cap companies, as measured by the Russell 1000 Index, rose +14.28%.3 Value stocks modestly outperformed growth stocks in the U.S. small company universe during the reporting period, as measured by the Russell 2000 Value Index's +15.08% return compared with the Russell 2000 Growth Index's +14.81% return. 4

In this reporting period, Fund performance relative to that of its benchmark benefited from stock selection in the industrials, information technology (IT) and consumer discretionary sectors.5 Within industrials, TeleTech Holdings, which provides customer relationship management services to multinational corporations, was a primary contributor to performance. TeleTech posted strong earnings and significantly increased its operating margins. In the IT sector, our communications equipment holdings performed well, specifically Sonus Networks, a voice infrastructure solutions provider for the wireless industry, and non-index holding F5 Networks, a network solutions developer. We sold our position in F5 Networks by period-end. Within the consumer discretionary sector, footwear designer and manufacturer Crocs more than doubled its share price since its initial public offering (IPO) in February 2006. The company reported strong earnings and benefited from several joint ventures.

Stock selection within the materials sector detracted from relative performance in the six months under review.6 In particular, shares of chemical and plastic product manufacturer Georgia Gulf dropped in value after the company reported disappointing earnings due to rising energy and raw material costs. We eliminated our position in this holding by period-end. The health care sector overall benefited the Fund's relative performance, but Allion Healthcare (sold by period-end) and Healthways in the health care providers and service industry declined in value and detracted from relative performance. Allion

--------------------------------------------------------------------------------
MAIN RISKS
--------------------------------------------------------------------------------
The Fund's investments in smaller-company stocks involve certain risks as such stocks have exhibited greater price volatility than larger-company stocks, particularly over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. The Fund may invest in stocks of foreign companies, which involve special risks, including currency fluctuations and economic as well as political uncertainty. The Fund's portfolio includes technology stocks, a sector that has been one of the most volatile and involves special risks. The Fund's prospectus also includes a description of the main investment risks.
--------------------------------------------------------------------------------

3. Source: Standard & Poor's Micropal. See footnote 1 for a description of the Russell 2000 Index. The Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index.

4. Source: Standard & Poor's Micropal. The Russell 2000 Value Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. See footnote 2 for a description of the Russell 2000 Growth Index.

5. The Fund's industrials holdings are in the aerospace and defense, air freight and logistics, commercial services and supplies, energy equipment and services, and machinery industries in the SOI. The Fund's IT holdings are in the communications equipment, computers and peripherals, electronic equipment and instruments, Internet software and services, 1ductors and semiconductor equipment, and software industries in the SOI. The Fund's consumer discretionary holdings are in the hotels, restaurants and leisure; household durables; Internet and catalog retail; leisure equipment and products; media; specialty retail; and textiles, apparel and luxury goods industries in the SOI.

6. The Fund's materials holdings are in the metals and mining industries in the SOI.

                                                           Semiannual Report | 9

PORTFOLIO BREAKDOWN
Fiduciary Small Capitalization Equity Fund
1/31/07

------------------------------------------------------------------------------
                                                                    % OF TOTAL
SECTOR/INDUSTRY                                                     NET ASSETS
------------------------------------------------------------------------------
Capital Markets                                                           8.1%
------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment                                                                 7.8%
------------------------------------------------------------------------------
Health Care Providers & Services                                          7.2%
------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                             6.3%
------------------------------------------------------------------------------
Communications Equipment                                                  5.8%
------------------------------------------------------------------------------
Commercial Services & Supplies                                            5.5%
------------------------------------------------------------------------------
Biotechnology                                                             4.8%
------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                          4.5%
------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                               4.3%
------------------------------------------------------------------------------
Internet Software & Services                                              3.8%
------------------------------------------------------------------------------
Insurance                                                                 3.2%
------------------------------------------------------------------------------
Energy Equipment & Services                                               2.8%
------------------------------------------------------------------------------
Electronic Equipment & Services                                           2.8%
------------------------------------------------------------------------------
Commercial Banks                                                          2.4%
------------------------------------------------------------------------------
Software                                                                  2.4%
------------------------------------------------------------------------------
Machinery                                                                 2.3%
------------------------------------------------------------------------------
Air Freight & Logistics                                                   2.0%
------------------------------------------------------------------------------
Other                                                                    23.4%
------------------------------------------------------------------------------
Short-Term Investments &
Other Net Assets                                                          0.6%
------------------------------------------------------------------------------

Healthcare's stock declined in value as the company's revenues came in below forecasts for the third quarter of 2006. Healthways' stock depreciated during the period after the company lowered its fourth quarter and full year guidance on lower-than-expected revenue from its Medicare health support pilots. In the energy equipment and services industry, Hercules Offshore and Hornbeck Offshore Services negatively impacted relative performance. Hercules Offshore's stock underperformed due to an uncertain near-term outlook for contract drilling in the U.S. Gulf of Mexico. Shares of Hornbeck Offshore Services tumbled after the oil transporter lowered its fourth quarter 2006 earnings guidance due to an unexpected dip in offshore supply vessel utilization and shipyard delays.

Thank you for your continued participation in Fiduciary Small Capitalization Equity Fund. We look forward to serving your future investment needs.


/s/ Alison J. Schatz

Alison J. Schatz, CFA
Portfolio Manager of Franklin Templeton Institutional, LLC
Fiduciary Small Capitalization Equity Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


10 | Semiannual Report

Your Fund's Expenses

FIDUCIARY SMALL CAPITALIZATION EQUITY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT           ENDING ACCOUNT          EXPENSES PAID DURING
                                                VALUE 8/1/06              VALUE 1/31/07          PERIOD* 8/1/06-1/31/07
---------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000                   $1,190.70                    $7.56
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000                   $1,018.30                    $6.97
---------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


12 | Semiannual Report

Franklin Global Trust

FINANCIAL HIGHLIGHTS a

FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND

                                                   ---------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED
                                                   JANUARY 31,                                                         YEAR ENDED
                                                      2007                         YEAR ENDED JULY 31,                NOVEMBER 30,
                                                   (UNAUDITED)           2006        2005         2004       2003 g       2002
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........      $   6.63        $   7.15    $   6.77     $   5.91   $   5.65       $   7.21
                                                   ---------------------------------------------------------------------------------
Income from investment operations b:

 Net investment income c ......................          0.01            0.04        0.08         0.03       0.03           0.04

 Net realized and unrealized gains (losses) ...          0.74            0.13        0.74         0.90       0.27          (1.19)
                                                   ---------------------------------------------------------------------------------
Total from investment operations ..............          0.75            0.17        0.82         0.93       0.30          (1.15)
                                                   ---------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.01)          (0.04)      (0.08)       (0.03)     (0.04)         (0.05)

 Net realized gains ...........................         (0.49)          (0.65)      (0.36)       (0.04)        --          (0.36)
                                                   ---------------------------------------------------------------------------------
Total distributions ...........................         (0.50)          (0.69)      (0.44)       (0.07)     (0.04)         (0.41)
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ................      $   6.88        $   6.63    $   7.15     $   6.77   $   5.91       $   5.65
                                                   =================================================================================
Total return d ................................         11.36%           2.22%      12.38%       15.78%      5.30%        (16.93)% h

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............      $ 92,516        $ 91,915    $ 94,536     $ 82,921   $ 70,684       $ 60,904

Ratios to average net assets:

 Expenses before waiver and payments by
  affiliates ..................................          1.02% e         1.02%       1.01%        1.02%      1.21% e        1.10%

 Expenses net of waiver and payments by
  affiliates ..................................          1.02% e,f       1.02% f     1.01% f      0.98%      1.03% e        1.03%

  Net investment income .......................          0.29% e         0.57%       1.13%        0.43%      0.77% e        0.73%

Portfolio turnover rate .......................         12.01%          54.63%      47.08%       48.04%     33.02%         64.46%

a Financial highlights presented reflect historical financial information from Fiduciary Trust International (FTI) - Large Capitalization Growth and Income Fund as a result of a merger on July 24, 2003.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c     Based on average daily shares outstanding.

d     Total return is not annualized for periods less than one year.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period December 1, 2002 to July 31, 2003.

h The Fund's advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.15%.

                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 13

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

---------------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND         COUNTRY          SHARES          VALUE
---------------------------------------------------------------------------------------------------------
  COMMON STOCKS 99.4%
  AEROSPACE & DEFENSE 8.1%
  Honeywell International Inc. ........................      United States         57,400      $2,622,606
  L-3 Communications Holdings Inc. ....................      United States         25,000       2,058,500
  United Technologies Corp. ...........................      United States         42,000       2,856,840
                                                                                               ----------
                                                                                                7,537,946
                                                                                               ----------
  BEVERAGES 2.4%
  Inbev ...............................................         Belgium            35,000       2,252,296
                                                                                               ----------
  BIOTECHNOLOGY 2.7%
a Amgen Inc. ..........................................      United States         35,000       2,462,950
                                                                                               ----------
  CAPITAL MARKETS 2.8%
  Credit Suisse Group .................................       Switzerland          37,000       2,614,058
                                                                                               ----------
  COMMERCIAL BANKS 2.4%
  Banco Bilbao Vizcaya Argentaria SA ..................          Spain             90,000       2,234,765
                                                                                               ----------
  COMMUNICATIONS EQUIPMENT 7.4%
a Corning Inc. ........................................      United States         85,600       1,783,904
a Juniper Networks Inc. ...............................      United States        124,000       2,246,880
  QUALCOMM Inc. .......................................      United States         74,000       2,786,840
                                                                                               ----------
                                                                                                6,817,624
                                                                                               ----------
  COMPUTERS & PERIPHERALS 2.7%
a EMC Corp. ...........................................      United States        176,000       2,462,240
                                                                                               ----------
  DIVERSIFIED FINANCIAL SERVICES 3.1%
  Citigroup Inc. ......................................      United States         52,000       2,866,760
                                                                                               ----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.7%
  Telenor ASA .........................................          Norway           125,000       2,534,136
                                                                                               ----------
  ENERGY EQUIPMENT & SERVICES 4.7%
  Schlumberger Ltd. ...................................      United States         30,000       1,904,700
a Transocean Inc. .....................................      United States         31,000       2,398,470
                                                                                               ----------
                                                                                                4,303,170
                                                                                               ----------
  FOOD & STAPLES RETAILING 6.2%
  CVS Corp. ...........................................      United States         60,000       2,019,000
  Sysco Corp. .........................................      United States         60,000       2,073,000
  Tesco PLC ...........................................      United Kingdom       200,000       1,642,364
                                                                                               ----------
                                                                                                5,734,364
                                                                                               ----------
  FOOD PRODUCTS 3.2%
  Nestle SA ...........................................       Switzerland           8,000       2,935,381
                                                                                               ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.5%
a Zimmer Holdings Inc. ................................      United States         27,000       2,273,940
                                                                                               ----------
  HOTELS RESTAURANTS & LEISURE 3.4%
  McDonald's Corp. ....................................      United States         70,000       3,104,500
                                                                                               ----------
  INDUSTRIAL CONGLOMERATES 2.8%
  General Electric Co. ................................      United States         73,000       2,631,650
                                                                                               ----------


14 | Semiannual Report

Franklin Global Trust

--------------------------------------------------------------------------------------------------------------------------
  FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                       COUNTRY           SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INSURANCE 8.9%
  AFLAC Inc. .........................................................      United States         54,000      $  2,570,940
  American International Group Inc. ..................................      United States         40,000         2,738,000
  Hartford Financial Services Group Inc. .............................      United States         31,000         2,942,210
                                                                                                              ------------
                                                                                                                 8,251,150
                                                                                                              ------------
  IT SERVICES 4.0%
a Cognizant Technology Solutions Corp., A ............................      United States         14,000         1,194,060
  First Data Corp. ...................................................      United States         53,000         1,317,580
  Western Union Co. ..................................................      United States         53,000         1,184,020
                                                                                                              ------------
                                                                                                                 3,695,660
                                                                                                              ------------
  MACHINERY 5.3%
  Danaher Corp. ......................................................      United States         38,100         2,821,686
  Komatsu Ltd. .......................................................          Japan            100,000         2,113,289
                                                                                                              ------------
                                                                                                                 4,934,975
                                                                                                              ------------
  MEDIA 6.3%
  News Corp., B ......................................................      United States        100,000         2,445,000
  Time Warner Inc. ...................................................      United States        156,000         3,411,720
                                                                                                              ------------
                                                                                                                 5,856,720
                                                                                                              ------------
  OIL, GAS & CONSUMABLE FUELS 8.4%
  Cameco Corp. .......................................................         Canada             36,000         1,372,680
  ConocoPhillips .....................................................      United States         40,000         2,656,400
  Exxon Mobil Corp. ..................................................      United States         51,000         3,779,100
                                                                                                              ------------
                                                                                                                 7,808,180
                                                                                                              ------------
  PHARMACEUTICALS 2.5%
  Johnson & Johnson ..................................................      United States         34,000         2,271,200
                                                                                                              ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.7%
  Intel Corp. ........................................................      United States        120,000         2,515,200
a Marvell Technology Group Ltd. ......................................         Bermuda           100,000         1,829,000
                                                                                                              ------------
                                                                                                                 4,344,200
                                                                                                              ------------
  SOFTWARE 2.2%
  SAP AG .............................................................         Germany            44,000         2,033,121
                                                                                                              ------------
  TOTAL COMMON STOCKS (COST $67,523,908) .............................                                          91,960,986
                                                                                                              ------------
  SHORT TERM INVESTMENT (COST $1,499,941) 1.6%
  MONEY MARKET FUND 1.6%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96%      United States      1,499,941         1,499,941
                                                                                                              ------------
  TOTAL INVESTMENTS (COST $69,023,849) 101.0% ........................                                          93,460,927
  OTHER ASSETS, LESS LIABILITIES (1.0)% ..............................                                            (945,203)
                                                                                                              ------------
  NET ASSETS 100.0% ..................................................                                        $ 92,515,724
                                                                                                              ============

a     Non-income producing for the twelve months ended January 31, 2007.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Global Trust

FINANCIAL HIGHLIGHTS a

FIDUCIARY SMALL CAPITALIZATION EQUITY FUND

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                  JANUARY 31,                                                          YEAR ENDED
                                                     2007                        YEAR ENDED JULY 31,                   NOVEMBER 30,
                                                  (UNAUDITED)          2006        2005           2004      2003 g         2002
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........     $  17.48       $  18.16    $  14.86       $  14.25    $  12.48       $  18.71
                                                  ---------------------------------------------------------------------------------
Income from investment operations b:

 Net investment income (loss) c ...............        (0.10)         (0.20)      (0.10)         (0.16)      (0.07)         (0.15)

 Net realized and unrealized gains (losses) ...         3.42          (0.48)       3.40           0.77        1.84          (4.37)
                                                  ---------------------------------------------------------------------------------
Total from investment operations ..............         3.32          (0.68)       3.30           0.61        1.77          (4.52)
                                                  ---------------------------------------------------------------------------------
Less distributions from net realized gains ....        (0.52)            --          --             --          --          (1.71)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................     $  20.28       $  17.48    $  18.16       $  14.86    $  14.25       $  12.48
                                                  =================================================================================

Total return d ................................        19.07%         (3.74)%     22.21%          4.28%      14.18%        (26.65)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............     $ 29,315       $ 37,233    $ 44,821       $ 62,786    $ 61,026       $ 59,882

Ratios to average net assets:

 Expenses before waiver and payments by
  affiliates ..................................         1.37% e        1.35%       1.30%          1.27%       1.43% e        1.34%

 Expenses net of waiver and payments by
  affiliates ..................................         1.37% e,f      1.35% f     1.30%          1.26%       1.30% e        1.30%

 Net investment income (loss) .................        (1.07)% e      (1.07)%     (0.66)%        (1.01)%     (0.89)% e      (1.01)%

Portfolio turnover rate .......................        19.98%         97.79%     111.92%        130.22%      92.58%        178.05%

a Financial highlights presented reflect historical financial information from Fiduciary Trust International (FTI) - Small Capitalization Equity Fund as a result of a merger on July 24, 2003.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

c     Based on average daily shares outstanding.

d     Total return is not annualized for periods less than one year.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period December 1, 2002 to July 31, 2003.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND            SHARES          VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS 99.4%
  AEROSPACE & DEFENSE 1.4%
a Teledyne Technologies Inc. .....................       10,700       $  408,205
                                                                      ----------
  AIR FREIGHT & LOGISTICS 2.0%
a Hub Group Inc., A ..............................       19,300          576,298
                                                                      ----------
  BIOTECHNOLOGY 4.8%
a Alexion Pharmaceuticals Inc. ...................       11,500          478,055
a BioMarin Pharmaceutical Inc. ...................        1,400           26,516
a Indevus Pharmaceuticals Inc. ...................       75,200          483,536
a Medarex Inc. ...................................       32,000          431,040
                                                                      ----------
                                                                       1,419,147
                                                                      ----------
  CAPITAL MARKETS 8.1%
a GFI Group Inc. .................................        5,800          371,084
  Greenhill & Co. Inc. ...........................        4,500          337,185
a Investment Technology Group Inc. ...............        9,000          392,400
a KBW Inc. .......................................        1,400           40,810
a MarketAxess Holdings Inc. ......................       27,200          344,624
  optionsXpress Holdings Inc. ....................       18,900          448,875
a Thomas Weisel Partners Group Inc. ..............       21,300          424,935
                                                                      ----------
                                                                       2,359,913
                                                                      ----------
  COMMERCIAL BANKS 2.4%
  First Security Group Inc. ......................       30,400          353,248
a Signature Bank .................................       11,000          364,210
                                                                      ----------
                                                                         717,458
                                                                      ----------
  COMMERCIAL SERVICES & SUPPLIES 5.5%
a Clean Harbors Inc. .............................        9,400          504,216
a Korn/Ferry International .......................       21,300          508,644
a TeleTech Holdings Inc. .........................       22,400          603,680
                                                                      ----------
                                                                       1,616,540
                                                                      ----------
  COMMUNICATIONS EQUIPMENT 5.8%
a ADC Telecommunications Inc. ....................       25,100          405,114
a Arris Group Inc. ...............................       38,700          550,314
a Avocent Corp. ..................................        8,400          290,136
a Sonus Networks Inc. ............................       64,200          464,808
                                                                      ----------
                                                                       1,710,372
                                                                      ----------
  COMPUTERS & PERIPHERALS 1.3%
a Emulex Corp. ...................................       15,300          271,575
a Rackable Systems Inc. ..........................        6,400          122,240
                                                                      ----------
                                                                         393,815
                                                                      ----------
  DIVERSIFIED CONSUMER SERVICES 1.2%
a INVESTools Inc. ................................       25,100          363,950
                                                                      ----------
  DIVERSIFIED FINANCIAL SERVICES 1.2%
a IntercontinentalExchange Inc. ..................        2,800          365,540
                                                                      ----------


                                                          Semiannual Report | 17

Franklin Global Trust

--------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND             SHARES          VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.8%
a Itron Inc. .....................................        8,800       $  507,232
a NetList Inc. ...................................       31,500          299,250
                                                                      ----------
                                                                         806,482
                                                                      ----------
  ENERGY EQUIPMENT & SERVICES 2.8%
a Hercules Offshore Inc. .........................       10,600          280,264
a Hornbeck Offshore Services Inc. ................       12,400          341,248
a PHI Inc., non-voting ...........................        6,774          203,762
                                                                      ----------
                                                                         825,274
                                                                      ----------
  FOOD & STAPLES RETAILING 1.4%
a United Natural Foods Inc. ......................       12,200          403,088
                                                                      ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
a American Medical Systems Holdings Inc. .........       21,700          431,830
                                                                      ----------
  HEALTH CARE PROVIDERS & SERVICES 7.2%
a Healthways Inc. ................................       10,900          494,969
a Matria Healthcare Inc. .........................       14,000          386,820
a Nighthawk Radiology Holdings Inc. ..............       14,700          370,587
a Psychiatric Solutions Inc. .....................       11,700          455,598
a Sunrise Senior Living Inc. .....................       11,500          411,240
                                                                      ----------
                                                                       2,119,214
                                                                      ----------
  HEALTH CARE TECHNOLOGY 1.3%
a Phase Forward ..................................       27,100          366,934
                                                                      ----------
  HOTELS RESTAURANTS & LEISURE 6.3%
a Cosi Inc. ......................................       76,200          489,966
a Ruth's Chris Steak House Inc. ..................       21,900          470,412
a Shuffle Master Inc. ............................       16,925          450,374
a Vail Resorts Inc. ..............................        9,400          434,750
                                                                      ----------
                                                                       1,845,502
                                                                      ----------
  HOUSEHOLD DURABLES 1.8%
a Jarden Corp. ...................................       14,400          528,048
                                                                      ----------
  HOUSEHOLD PRODUCTS 1.9%
a Central Garden & Pet Co. .......................       12,200          546,438
                                                                      ----------
  INSURANCE 3.2%
  Max Re Capital Ltd. ............................       18,500          444,000
  National Financial Partners Corp. ..............       10,000          491,000
                                                                      ----------
                                                                         935,000
                                                                      ----------
  INTERNET & CATALOG RETAIL 1.8%
a Gaiam Inc., A ..................................       40,500          513,540
                                                                      ----------
  INTERNET SOFTWARE & SERVICES 3.8%
a Equinix Inc. ...................................        6,700          563,269
a Tumbleweed Communications Corp. ................      102,022          327,491
a webMethods Inc. ................................       28,700          216,111
                                                                      ----------
                                                                       1,106,871
                                                                      ----------

18 | Semiannual Report

Franklin Global Trust

--------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND              SHARES         VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  LIFE SCIENCES TOOLS & SERVICES 1.7%
a Advanced Magnetics Inc. ...........................      8,300     $   505,719
                                                                     -----------
  MACHINERY 2.3%
a Commercial Vehicle Group Inc. .....................     13,600         274,720
  Kaydon Corp. ......................................      9,500         409,450
                                                                     -----------
                                                                         684,170
                                                                     -----------
  MEDIA 1.7%
a Lions Gate Entertainment Corp. ....................     44,900         488,063
                                                                     -----------
  METALS & MINING 1.1%
  Metal Management Inc. .............................      8,100         332,424
                                                                     -----------
  OIL, GAS & CONSUMABLE FUELS 4.3%
a EXCO Resources Inc. ...............................     27,400         460,320
a Petrohawk Energy Corp. ............................     26,055         300,675
  Western Refining Inc. .............................     18,300         500,505
                                                                     -----------
                                                                       1,261,500
                                                                     -----------
  PHARMACEUTICALS 0.9%
a POZEN Inc. ........................................     16,200         273,942
                                                                     -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.6%
a Move Inc. .........................................     75,500         477,160
                                                                     -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.8%
a ANADIGICS Inc. ....................................     31,300         279,822
a ATMI Inc. .........................................     13,100         438,064
a Diodes Inc. .......................................      9,550         350,198
a FormFactor Inc. ...................................      3,700         150,405
a Microtune Inc. ....................................     50,700         254,514
a Tessera Technologies Inc. .........................     11,000         420,640
a Trident Microsystems Inc. .........................     19,000         396,530
                                                                     -----------
                                                                       2,290,173
                                                                     -----------
  SOFTWARE 2.4%
a Ansoft Corp. ......................................      9,700         271,018
a Nuance Communications Inc. ........................     36,500         420,480
                                                                     -----------
                                                                         691,498
                                                                     -----------
  SPECIALTY RETAIL 1.6%
a Guitar Center Inc. ................................     10,400         475,800
                                                                     -----------
  TEXTILES, APPAREL & LUXURY GOODS 4.5%
a Crocs Inc. ........................................      8,700         437,958
a Volcom Inc. .......................................     11,000         351,890
a The Warnaco Group Inc. ............................     18,200         514,878
                                                                     -----------
                                                                       1,304,726
                                                                     -----------
 TOTAL COMMON STOCKS (COST $22,814,699) .............                 29,144,634
                                                                     -----------


                                                          Semiannual Report | 19

Franklin Global Trust

----------------------------------------------------------------------------------------------------
  FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                SHARES          VALUE
----------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $295,054) 1.0%
  MONEY MARKET FUND 1.0%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96%      295,054     $    295,054
                                                                                        ------------
  TOTAL INVESTMENTS (COST $23,109,753) 100.4% ........................                    29,439,688
  OTHER ASSETS, LESS LIABILITIES (0.4)% ..............................                      (124,224)
                                                                                        ------------
  NET ASSETS 100.0% ..................................................                  $ 29,315,464
                                                                                        ============

a     Non-income producing for the twelve months ended January 31, 2007.

b See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2007 (unaudited)

                                                          ----------------------------------
                                                             FIDUCIARY
                                                               LARGE            FIDUCIARY
                                                          CAPITALIZATION          SMALL
                                                            GROWTH AND        CAPITALIZATION
                                                            INCOME FUND        EQUITY FUND
                                                          ----------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ........................     $  67,523,908      $  22,814,699
  Cost - Sweep Money Fund (Note 7) ...................         1,499,941            295,054
                                                          ----------------------------------
  Total cost of investments ..........................     $  69,023,849      $  23,109,753
                                                          ==================================
  Value - Unaffiliated issuers .......................     $  91,960,986      $  29,144,634
  Value - Sweep Money Fund (Note 7) ..................         1,499,941            295,054
                                                          ----------------------------------
  Total value of investments .........................        93,460,927         29,439,688
 Receivables:
  Investment securities sold .........................                --             82,037
  Capital shares sold ................................            10,000                250
  Dividends ..........................................             2,925                 --
                                                          ----------------------------------
        Total assets .................................        93,473,852         29,521,975
                                                          ----------------------------------
Liabilities:
 Payables:
  Investment securities purchased ....................                --            153,867
  Capital shares redeemed ............................           857,420                 --
  Affiliates .........................................            75,902             29,630
  Professional fees ..................................             9,801             11,611
 Accrued expenses and other liabilities ..............            15,005             11,403
                                                          ----------------------------------
        Total liabilities ............................           958,128            206,511
                                                          ----------------------------------
          Net assets, at value .......................     $  92,515,724      $  29,315,464
                                                          ==================================
Net assets consist of:
 Paid-in capital .....................................     $  68,339,758      $  22,277,226
 Undistributed net investment income (loss) ..........             5,007           (188,318)
 Net unrealized appreciation (depreciation) ..........        24,437,078          6,329,935
 Accumulated net realized gain (loss) ................          (266,119)           896,621
                                                          ----------------------------------
          Net assets, at value .......................     $  92,515,724      $  29,315,464
                                                          ==================================
Shares outstanding ...................................        13,449,490          1,445,285
                                                          ==================================
Net asset value and maximum offering price per share a     $        6.88      $       20.28
                                                          ==================================

a Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Global Trust

STATEMENTS OF OPERATIONS
for the six months ended January 31, 2007 (unaudited)

                                                                                 ----------------------------------
                                                                                    FIDUCIARY
                                                                                      LARGE            FIDUCIARY
                                                                                 CAPITALIZATION         SMALL
                                                                                   GROWTH AND        CAPITALIZATION
                                                                                   INCOME FUND        EQUITY FUND
                                                                                 ----------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers .......................................................    $     496,350      $      21,835
  Sweep Money Fund (Note 7) ..................................................          120,047             29,982
                                                                                 ----------------------------------
        Total investment income ..............................................          616,397             51,817
                                                                                 ----------------------------------
Expenses:
 Management fees (Note 3a) ...................................................          345,699            173,617
 Administrative fees (Note 3b) ...............................................           94,452             35,136
 Transfer agent fees (Note 3d) ...............................................              436                801
 Custodian fees (Note 4) .....................................................            2,916                578
 Reports to shareholders .....................................................            9,178              7,429
 Registration and filing fees ................................................           10,624              7,975
 Professional fees ...........................................................           10,192             11,003
 Trustees' fees and expenses .................................................            4,037              1,747
 Other .......................................................................            2,396              1,925
                                                                                 ----------------------------------
        Total expenses .......................................................          479,930            240,211
        Expense reductions (Note 4) ..........................................             (525)               (76)
                                                                                 ----------------------------------
          Net expenses .......................................................          479,405            240,135
                                                                                 ----------------------------------
           Net investment income (loss) ......................................          136,992           (188,318)
                                                                                 ----------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ................................................................        1,040,269          1,220,006
  Foreign currency transactions ..............................................           (2,661)                --
                                                                                 ----------------------------------
           Net realized gain (loss) ..........................................        1,037,608          1,220,006
                                                                                 ----------------------------------
 Net change in unrealized appreciation (depreciation) on investments .........        8,874,164          5,601,256
                                                                                 ----------------------------------
Net realized and unrealized gain (loss) ......................................        9,911,772          6,821,262
                                                                                 ----------------------------------
Net increase (decrease) in net assets resulting from operations ..............    $  10,048,764      $   6,632,944
                                                                                 ==================================

22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                         ---------------------------------------------------------------------
                                                                    FIDUCIARY                           FIDUCIARY
                                                               LARGE CAPITALIZATION                SMALL CAPITALIZATION
                                                              GROWTH AND INCOME FUND                    EQUITY FUND
                                                         ---------------------------------------------------------------------
                                                         SIX MONTHS ENDED                   SIX MONTHS ENDED
                                                         JANUARY 31, 2007    YEAR ENDED     JANUARY 31, 2007     YEAR ENDED
                                                           (UNAUDITED)      JULY 31, 2006      (UNAUDITED)      JULY 31, 2006
                                                         ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .......................     $    136,992      $    538,950      $   (188,318)     $   (454,089)
  Net realized gain (loss) from investments and
    foreign currency transactions ....................        1,037,608         5,315,611         1,220,006         8,685,228
  Net change in unrealized appreciation (depreciation)
    on investments ...................................        8,874,164        (3,552,481)        5,601,256        (9,487,391)
                                                         ---------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
          from operations ............................       10,048,764         2,302,080         6,632,944        (1,256,252)
                                                         ---------------------------------------------------------------------
 Distributions to shareholders from:
  Net investment income ..............................         (153,712)         (533,657)               --                --
  Net realized gains .................................       (6,451,080)       (8,479,663)         (762,125)               --
                                                         ---------------------------------------------------------------------
 Total distributions to shareholders .................       (6,604,792)       (9,013,320)         (762,125)               --
                                                         ---------------------------------------------------------------------
 Capital share transactions (Note 2) .................       (2,842,866)        4,089,593       (13,788,018)       (6,332,160)
                                                         ---------------------------------------------------------------------
     Net increase (decrease) in net assets ...........          601,106        (2,621,647)       (7,917,199)       (7,588,412)
Net assets:
 Beginning of period .................................       91,914,618        94,536,265        37,232,663        44,821,075
                                                         ---------------------------------------------------------------------
 End of period .......................................     $ 92,515,724      $ 91,914,618      $ 29,315,464      $ 37,232,663
                                                         =====================================================================
Undistributed net investment income (loss) included
 in net assets:
 End of period .......................................     $      5,007      $     21,727      $   (188,318)     $         --
                                                         =====================================================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Global Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of eight separate funds. All funds included in this report (the Funds) are diversified. The financial statements of the remaining funds in the Trust are presented separately.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, future contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in


24 | Semiannual Report

Franklin Global Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fiduciary Large Capitalization Growth and Income Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statements of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statements of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend


                                                          Semiannual Report | 25

Franklin Global Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital. There were no redemption fees for the period.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


26 | Semiannual Report

Franklin Global Trust

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                       ------------------------------------------------------------------
                                                FIDUCIARY                            FIDUCIARY
                                           LARGE CAPITALIZATION                SMALL CAPITALIZATION
                                          GROWTH AND INCOME FUND                    EQUITY FUND
                                       ------------------------------------------------------------------
                                         SHARES            AMOUNT            SHARES            AMOUNT
                                       ------------------------------------------------------------------
Six months ended January 31, 2007
 Shares sold ....................          175,349      $  1,208,099            12,536      $    245,392
 Shares issued in reinvestment
  of distributions ..............          925,527         6,330,587            38,157           761,994
 Shares redeemed ................       (1,514,030)      (10,381,552)         (735,757)      (14,795,404)
                                       ------------------------------------------------------------------
 Net increase (decrease) ........         (413,154)     $ (2,842,866)         (685,064)     $(13,788,018)
                                       ==================================================================
Year ended July 31, 2006
 Shares sold ....................          758,648      $  5,206,412            27,300      $    488,316
 Shares issued in reinvestment
  of distributions ..............        1,240,651         8,324,935                --                --
 Shares redeemed ................       (1,365,865)       (9,441,754)         (364,445)       (6,820,476)
                                       ------------------------------------------------------------------
 Net increase (decrease) ........          633,434      $  4,089,593          (337,145)     $ (6,332,160)
                                       ==================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------
SUBSIDIARY                                                           AFFILIATION
----------------------------------------------------------------------------------------------
Fiduciary International, Inc. (Fiduciary)                            Investment manager
Franklin Templeton Services, LLC (FT Services)                       Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                 Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)        Transfer agent

A. MANAGEMENT FEES

The Funds pay an investment management fee to Fiduciary based on the average daily net assets of each of the Funds as follows:

------------------------------------------------------------------------
                                                            ANNUALIZED
                                                             FEE RATE
------------------------------------------------------------------------
Fiduciary Large Capitalization Growth and Income Fund           0.75%
Fiduciary Small Capitalization Equity Fund                      1.00%

                                                          Semiannual Report | 27

Franklin Global Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The Funds have not activated the plan.

D. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                   ---------------------------------------------
                                        FIDUCIARY LARGE          FIDUCIARY SMALL
                                     CAPITALIZATION GROWTH       CAPITALIZATION
                                        AND INCOME FUND            EQUITY FUND
                                   ---------------------------------------------
Transfer agent fees ............              $199                     $439

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended January 31, 2007, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2006, the Fiduciary Large Capitalization Growth and Income Fund deferred realized currency losses of $62,338.

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                               -------------------------------------
                                               FIDUCIARY LARGE         FIDUCIARY
                                                CAPITALIZATION           SMALL
                                                    GROWTH           CAPITALIZATION
                                               AND INCOME FUND        EQUITY FUND
                                               -------------------------------------
Cost of investments ......................         $69,023,849         $ 23,282,158
                                               =====================================

Unrealized appreciation ..................         $25,148,477         $  6,735,595
Unrealized depreciation ..................            (711,399)            (578,065)
                                               -------------------------------------
Net unrealized appreciation (depreciation)         $24,437,078         $  6,157,530
                                               =====================================


28 | Semiannual Report

Franklin Global Trust

5. INCOME TAXES (CONTINUED)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short term securities) for the period ended January 31, 2007, were as follows:

                                           ---------------------------------
                                           FIDUCIARY LARGE
                                            CAPITALIZATION   FIDUCIARY SMALL
                                                GROWTH       CAPITALIZATION
                                           AND INCOME FUND     EQUITY FUND
                                           ---------------------------------
Purchases ...........................         $11,524,425      $ 6,793,135
Sales ...............................         $10,678,231      $19,980,128

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.


                                                          Semiannual Report | 29

Franklin Global Trust

8. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


30 | Semiannual Report

Franklin Global Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 31

                       This page intentionally left blank.

                                [GRAPHIC OMITTED]

                                     [LOGO]
                                     -----
                                      FGT
                                     -----
                                     FUNDS
                                     -----

                               F G T   F U N D S

                                   ----------

              Fiduciary Large Capitalization Growth and Income Fund
                                 Cusip 353533870

                   Fiduciary Small Capitalization Equity Fund
                                 Cusip 353533862

Authorized for distribution only when accompanied or preceded by a current FGT Funds prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing.The prospectus contains this and other information. Please carefully read the prospectus before you invest or send money.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed.These calls can be identified by the presence of a regular beeping tone.

INVESTMENT MANAGER

Fiduciary International, Inc.
600 5th Avenue
New York, NY 10020-2302

DISTRIBUTOR                                             -----------------

Franklin/Templeton Distributors, Inc.                   -----------------
One Franklin Parkway                                       Fiduciary
San Mateo, CA 94403-1906                                -----------------
                                                             Trust
INVESTOR/SHAREHOLDER SERVICES                           -----------------

1-800/845-4514                                            International
                                                        -----------------
FGT1 S2007 03/07
                                                        -----------------

                                                        -----------------






--------------------------------------------------------------------------------
                                                  SEMIANNUAL REPORT | 01 31 2007
--------------------------------------------------------------------------------

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
                              --------------------------------------------------
                              FRANKLIN GLOBAL TRUST

                              --------------------------------------------------
                              Franklin Templeton Core Fixed Income Fund
                              (formerly, Fiduciary Core Fixed Income Fund)

                              Franklin Templeton Core Plus Fixed Income Fund (formerly, Fiduciary Core Plus Fixed Income Fund)

                                     [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

Contents

SEMIANNUAL REPORT

Economic and Market Overview ..............................................    1

Franklin Templeton Core Fixed Income Fund .................................    2

Franklin Templeton Core Plus Fixed Income Fund ............................    9

Financial Highlights and Statements of Investments ........................   16

Financial Statements ......................................................   28

Notes to Financial Statements .............................................   31

Shareholder Information ...................................................   42

--------------------------------------------------------------------------------

Semiannual Report

Economic and Market Overview

U.S. economic growth slowed in the third quarter of 2006 and then picked up somewhat in the fourth. Overall, several factors contributed to real growth. An improved labor market and higher personal incomes helped support consumer spending. Although a slowing housing market and moderate profit growth dampened economic expansion, a decline in imports and increases in exports and government spending contributed to growth in the fourth quarter.

Oil prices started the period at historically high levels, which propped up headline, or overall, inflation earlier in the period. However, oil prices fell in the latter part of the period, partly due to ample supply and easing demand, which allowed inflation to decline by period-end. Core inflation, which excludes food and energy costs, experienced some upward pressure during the third quarter, but dipped during the fourth quarter. January's headline Consumer Price Index (CPI) reported a 12-month rise of 2.1%, while core CPI increased 2.7%. 1

The Federal Reserve Board (Fed) left the federal funds target rate at 5.25% during the period, citing a slowing economy, widespread cooling in the housing market, the lagging effect of prior tightening and inflation risks. At a January meeting, however, the Fed said there were signs housing was stabilizing and inflation pressures were easing.

The 10-year Treasury note yield declined from 4.99% at the beginning of the period to 4.83% on January 31, 2007. Typically, the intermediate portion of the yield curve generally reflects the markets' expectations of the future direction of inflation. Lower oil prices, in conjunction with relatively stable inflation as well as some concerns about the slowing housing market and its potential effect on the economy, contributed to this decline in interest rates.

1.    Source: Bureau of Labor Statistics.

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------


                                                           Semiannual Report | 1

Franklin Templeton Core Fixed Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Core Fixed Income Fund (formerly, Fiduciary Core Fixed Income Fund) seeks total return by investing predominantly in debt securities of varying maturities. The Fund invests mainly in investment-grade U.S. dollar denominated debt securities of U.S. issuers, with a focus on U.S. government securities, mortgage and asset-backed securities, and corporate debt securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Templeton Core Fixed Income Fund covers the period ended January 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Core Fixed Income Fund posted a +3.62% cumulative total return for the six-month period ended January 31, 2007. The Fund's performance was comparable to that of its benchmark, the Lehman Brothers (LB) U.S. Aggregate Index, which returned +3.65% during the same period. 1 You can find more of the Fund's performance information in the Performance Summary beginning on page 5.

INVESTMENT STRATEGY

We allocate our investments among the various types of debt securities available in the Fund's core investments, based on our assessment of the U.S. market, industry and issuer conditions, and the opportunities presented within the various sectors. We use a top-down/bottom-up selection process and rely

1. Source: Standard & Poor's Micropal. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


2 | Semiannual Report
on both internal and external research to identify individual securities. Our credit research process focuses on bottom-up credit selection that relies on our independent investment analysis to evaluate the issuer's creditworthiness. We consider a variety of factors, including the issuer's historical balance sheets, income and cash flow statements, as well as projected earnings and the need for future borrowings.

MANAGER'S DISCUSSION

Early in the reporting period, our analysis indicated that the economy was likely to slow as the result of a sluggish U.S. housing market as well as other factors. This led us to maintain the portfolio's duration beyond that of its benchmark, the LB U.S. Aggregate Index, seeking to position the portfolio to benefit from an expected yield curve steepening. As the period progressed, less negative Fed comments about economic growth and our similar view for better potential economic growth caused us to move to a more neutral stance for the portfolio's duration and yield curve exposure. Overall, our active management of portfolio duration and yield curve positioning contributed positively to relative returns as the yield curve flattened.

During the period under review, we remained focused on finding value opportunities across the bond market. This approach resulted in an underweighted allocation to spread products as we viewed the yield compensation to be inadequate given the potential risk involved in the investment-grade corporate and mortgage-backed securities (MBS) sectors. This broad stance generally detracted from returns as yield spreads tightened from already-low levels during the reporting period. At the end of January, the portfolio remained underweighted in both sectors relative to the LB U.S. Aggregate Index.

PORTFOLIO BREAKDOWN
Franklin Templeton Core Fixed Income Fund
Based on Total Investments as of 1/31/07

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Government & Agency Securities               24.5%
Mortgage-Backed Securities                        19.9%
Diversified Financial Services                    11.8%
Thrifts & Mortgage Finance                         6.1%
Consumer Finance                                   4.0%
Diversified Telecommunication Services             2.5%
Media                                              2.2%
Other                                              8.3%
Short-Term Investments                            20.7%


                                                           Semiannual Report | 3

TOP 10 HOLDINGS
Franklin Templeton Core Fixed Income Fund
1/31/07

-------------------------------------------------------------------------------
ISSUE/ISSUER                                                         % OF TOTAL
SECTOR                                                              INVESTMENTS
-------------------------------------------------------------------------------
U.S. Treasury Note                                                        20.2%
 U.S. GOVERNMENT & AGENCY SECURITIES
-------------------------------------------------------------------------------
FHLMC                                                                     12.6%
 MORTGAGE-BACKED SECURITIES
-------------------------------------------------------------------------------
FNMA                                                                       9.7%
 MORTGAGE-BACKED SECURITIES
-------------------------------------------------------------------------------
SLM Student Loan Trust                                                     4.7%
 DIVERSIFIED FINANCIAL SERVICES
-------------------------------------------------------------------------------
U.S. Treasury Bond                                                         4.3%
 U.S. GOVERNMENT & AGENCY SECURITIES
-------------------------------------------------------------------------------
GS Mortgage Securities Corp. II                                            2.1%
 THRIFTS & MORTGAGE FINANCE
-------------------------------------------------------------------------------
American Express Credit Account
Master Trust                                                               1.9%
 CONSUMER FINANCE
-------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust                                           1.8%
 THRIFTS & MORTGAGE FINANCE
-------------------------------------------------------------------------------
Indymac Index Mortgage Loan Trust                                          1.7%
 THRIFTS & MORTGAGE FINANCE
-------------------------------------------------------------------------------
Core Investment Grade Bond Trust I                                         1.5%
 DIVERSIFIED FINANCIAL SERVICES
-------------------------------------------------------------------------------

We thank you for your continued participation and look forward to serving your investment needs.

Sincerely,


[PHOTO OMITTED]         /s/ Michael Materasso

                        Michael Materasso
                        Executive Vice President of Franklin Templeton Institutional, LLC (FT Institutional)

[PHOTO OMITTED]         /s/ Warren Keyser

                        Warren Keyser
                        Portfolio Manager of FT Institutional

[PHOTO OMITTED]         /s/ Robert Waldner

                        Robert Waldner
                        Portfolio Manager of FT Institutional

                        Portfolio Management Team
                        Franklin Templeton Core Fixed Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

4 | Semiannual Report

Performance Summary as of 1/31/07

FRANKLIN TEMPLETON CORE FIXED INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
SYMBOL: FCFIX                                   CHANGE      1/31/07      7/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           +$0.11        $9.73        $9.62
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-1/31/07)
--------------------------------------------------------------------------------
Dividend Income                        $0.2372
--------------------------------------------------------------------------------

PERFORMANCE 1

THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------
                                                                             INCEPTION
                                         6-MONTH     1-YEAR     3-YEAR       (8/29/03)
-----------------------------------------------------------------------------------------
Cumulative Total Return 2                 +3.62%     +3.76%     +9.86%         +14.54%
-----------------------------------------------------------------------------------------
Average Annual Total Return 3             +3.62%     +3.76%     +3.19%          +4.04%
-----------------------------------------------------------------------------------------
Value of $10,000 Investment 4            $10,362    $10,376    $10,986         $11,454
-----------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 5                  +3.86%     +3.45%          +4.15%
-----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563.


                                                           Semiannual Report | 5

ENDNOTES

INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENT RATES MAY AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THE FUND'S INVESTMENTS IN FOREIGN COMPANIES, INCLUDING EMERGING MARKETS, CAN INVOLVE SPECIAL RISKS INCLUDING CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. The Fund's manager and administrator agreed in advance to waive a portion of their fees and to make certain payments to reduce expenses. The manager also agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund (the Sweep Money Fund). If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time, upon notice to the Fund's board. However, the manager is required by the Fund's board and an exemptive order by the Securities and Exchange Commission to reduce its fees if the Fund invests in the Sweep Money Fund.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


6 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON CORE FIXED INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                           Semiannual Report | 7

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEE, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT      ENDING ACCOUNT     EXPENSES PAID DURING
                                                     VALUE 8/1/06         VALUE 1/31/07    PERIOD* 8/1/06-1/31/07
------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000              $1,036.20               $2.31
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000              $1,022.94               $2.29
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


8 | Semiannual Report

Franklin Templeton Core Plus Fixed Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Core Plus Fixed Income Fund (formerly, Fiduciary Core Plus Fixed Income Fund) seeks total return by investing predominantly in debt securities of varying maturities. The Fund will normally invest about 70% of its net assets in core sectors of investment grade U.S. dollar-denominated debt securities of U.S. issuers, with a focus on U.S. government securities, mortgage and asset-backed securities, and corporate debt securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Core Plus Fixed Income Fund's semiannual report for the period ended January 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton Core Plus Fixed Income Fund posted a +4.05% cumulative total return for the six-month period ended January 31, 2007. The Fund outperformed its benchmark, the Lehman Brothers (LB) U.S. Aggregate Index, which returned +3.65% during the same period. 1 You can find more of the Fund's performance information in the Performance Summary beginning on page 12.

INVESTMENT STRATEGY

We allocate our investments among the various types of debt securities available in the Fund's core investments, based on our assessment of the U.S. market, industry and issuer conditions, and the opportunities presented within the various sectors. We use a top-down/bottom-up selection process and rely on both internal and external research to identify individual securities. Our credit research process focuses on bottom-up credit selection that relies on our independent investment analysis to evaluate the issuer's creditworthiness. We consider a variety of factors, including the issuer's historical balance sheets, income and cash flow statements, as well as projected earnings and the need for future borrowings.

1. Source: Standard & Poor's Micropal. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 22.


                                                           Semiannual Report | 9

PORTFOLIO BREAKDOWN
Franklin Templeton
Core Plus Fixed Income Fund
Based on Total Investments as of 1/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

U.S. Government & Agency Securities                    26.3%
Mortgage-Backed Securities                             20.4%
Diversified Financial Services                         13.1%
Foreign Government & Agency Securities                 10.2%
Thrifts & Mortgage Finance                              6.4%
Commercial Banks                                        3.7%
Diversified Telecommunication Services                  2.1%
Other                                                  10.9%
Short-Term Investments                                  6.9%

MANAGER'S DISCUSSION

Early in the reporting period, our analysis indicated that the economy was likely to slow as the result of a sluggish U.S. housing market as well as other factors. This led us to maintain the portfolio's duration beyond that of its benchmark, the LB U.S. Aggregate Index, seeking to position the portfolio to benefit from an expected yield curve steepening. As the period progressed, less negative Fed comments about economic growth and our similar view for better potential economic growth caused us to move to a more neutral stance for the portfolio's duration and yield curve exposure. Overall, our active management of portfolio duration and yield curve positioning contributed positively to relative returns as the yield curve flattened.

In our view, other areas of the fixed income market offered opportunities for careful security selection. Following our investment strategy, we retained a moderate exposure to high yield bonds in areas where our analysts identified securities they considered attractive such as major auto finance companies and select gaming issues. We invested in emerging market debt such as Russian government bonds and Russian oil company Gaz Capital (both in U.S. dollars). We also invested in Mexican government bonds (in local currency). These positions generally added to Fund performance as investors sought their higher yields. Within non-U.S. dollar bonds, the portfolio's holdings reflected our belief that the U.S. dollar was overvalued, leading us to overweight currencies we believed were more likely to gain from favorable performance. The portfolio ended the period with positions in non-euro European currencies and markets, which we expected to benefit from ongoing regional strength, as well as non-Japanese yen Asian currencies, which we expected to benefit from any adjustments in global trade imbalances. Our currency positioning positively impacted performance.

During the period under review, we remained focused on finding value opportunities across the bond market. This approach resulted in an underweighted allocation to spread products as we viewed the yield compensation to be inadequate given the potential risk involved in the investment-grade corporate and mortgage-backed securities (MBS) sectors. This broad stance generally detracted from returns as yield spreads tightened from already-low levels during the reporting period. At the end of January, the portfolio remained underweighted in both sectors relative to the LB U.S. Aggregate Index.


10 | Semiannual Report

We thank you for your continued participation and look forward to serving your investment needs.

Sincerely,


[PHOTO OMITTED]         /s/ Michael Materasso

                        Michael Materasso
                        Executive Vice President of Franklin Templeton Institutional, LLC (FT Institutional)

[PHOTO OMITTED]         /s/ Warren Keyser

                        Warren Keyser
                        Portfolio Manager of FT Institutional


[PHOTO OMITTED]         /s/ Robert Waldner

                        Robert Waldner
                        Portfolio Manager of FT Institutional

                        Portfolio Management Team
                        Franklin Templeton Core Plus Fixed Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS
Franklin Templeton Core Plus
Fixed Income Fund
1/31/07

--------------------------------------------------------------------------------
ISSUE/ISSUER                                                         % OF TOTAL
SECTOR                                                              INVESTMENTS
--------------------------------------------------------------------------------
U.S. Treasury Note                                                        23.3%
 U.S. GOVERNMENT & AGENCY SECURITIES
--------------------------------------------------------------------------------
FHLMC                                                                     13.0%
 MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
FNMA                                                                      11.1%
 MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
SLM Student Loan Trust                                                     6.0%
 DIVERSIFIED FINANCIAL SERVICES
--------------------------------------------------------------------------------
U.S. Treasury Bond                                                         3.1%
 U.S. GOVERNMENT & AGENCY SECURITIES
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust                                                         1.8%
 DIVERSIFIED FINANCIAL SERVICES
--------------------------------------------------------------------------------
American Express Credit Account
Master Trust                                                               1.8%
 CONSUMER FINANCE
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp.                                                              1.7%
 THRIFTS & MORTGAGE FINANCE
--------------------------------------------------------------------------------
Indymac Index Mortgage Loan Trust                                          1.6%
 THRIFTS & MORTGAGE FINANCE
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust                                           1.6%
 THRIFTS & MORTGAGE FINANCE
--------------------------------------------------------------------------------


                                                          Semiannual Report | 11

Performance Summary as of 1/31/07

FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
SYMBOL: FCPFX                                CHANGE      1/31/07        7/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                        +$0.09       $10.25         $10.16
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-1/31/07)
--------------------------------------------------------------------------------
Dividend Income                    $0.3182
--------------------------------------------------------------------------------

PERFORMANCE 1

THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.


--------------------------------------------------------------------------------------------------------------
                                        6-MONTH            1-YEAR             3-YEAR       INCEPTION (8/4/03)
--------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                +4.05%            +4.46%            +13.26%             +20.22%
--------------------------------------------------------------------------------------------------------------
Average Annual Total Return 3            +4.05%            +4.46%             +4.24%              +5.41%
--------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4           $10,405           $10,446            $11,326             $12,022
--------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 5                        +4.86%             +4.54%              +5.58%
--------------------------------------------------------------------------------------------------------------


PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563.


12 | Semiannual Report

ENDNOTES

INTEREST RATE MOVEMENTS AND MORTGAGE PREPAYMENT RATES MAY AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THE FUND'S INVESTMENTS IN FOREIGN COMPANIES, INCLUDING EMERGING MARKETS, CAN INVOLVE SPECIAL RISKS INCLUDING CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. The Fund's manager and administrator agreed in advance to waive a portion of their fees and to make certain payments to reduce expenses. The manager also agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund (the Sweep Money Fund). If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time, upon notice to the Fund's board. However, the manager is required by the Fund's board and an exemptive order by the Securities and Exchange Commission to reduce its fees if the Fund invests in the Sweep Money Fund.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


                                                          Semiannual Report | 13

Your Fund's Expenses

FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


14 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
                                                  VALUE 8/1/06         VALUE 1/31/07     PERIOD* 8/1/06-1/31/07
----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000              $1,040.50               $2.21
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000              $1,023.04               $2.19
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.43%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 15

Franklin Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CORE FIXED INCOME FUND

                                                             -----------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED
                                                             JANUARY 31,
                                                                2007                    YEAR ENDED JULY 31,
                                                             (UNAUDITED)       2006           2005         2004 g
                                                             -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ....................      $  9.62        $ 10.00        $  9.97        $ 10.00
                                                             -----------------------------------------------------------
Income from investment operations a:

 Net investment income b ................................         0.23           0.43           0.32           0.26

 Net realized and unrealized gains (losses) .............         0.12          (0.32)          0.19           0.13
                                                             -----------------------------------------------------------
Total from investment operations ........................         0.35           0.11           0.51           0.39
                                                             -----------------------------------------------------------
Less distributions from:

 Net investment income ..................................        (0.24)         (0.49)         (0.45)         (0.39)

 Net realized gains .....................................           --             --          (0.03)         (0.03)
                                                             -----------------------------------------------------------
Total distributions .....................................        (0.24)         (0.49)         (0.48)         (0.42)
                                                             -----------------------------------------------------------
Net asset value, end of period ..........................      $  9.73        $  9.62        $ 10.00        $  9.97
                                                             ===========================================================

Total return c ..........................................         3.62%          1.14%          5.13%          3.96%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................      $30,719        $20,316        $26,720        $17,543

Ratios to average net assets:

 Expenses before waiver and payments by affiliates ......         0.68% e        0.70%          0.72%          0.99% e

 Expenses net of waiver and payments by affiliates ......         0.45% e,f      0.45% f        0.45% f        0.45% e,f

 Net investment income ..................................         4.59% e        4.32%          3.19%          2.76% e

Portfolio turnover rate .................................       250.41%        534.14%        473.05%        459.82%

Portfolio turnover rate excluding mortgage dollar rolls d        60.47%        213.90%        254.13%        259.85%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     See Note 1(f) regarding mortgage dollar rolls.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     For the period August 29, 2003 (commencement of operations) to July 31,
      2004.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL
 FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                     COUNTRY            AMOUNT a         VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.9%
  CORPORATE BONDS 18.4%
  CAPITAL MARKETS 1.0%
  The Goldman Sachs Group Inc., 6.345%, 2/15/34 ........................      United States       $  295,000      $  295,372
                                                                                                                  ----------
  COMMERCIAL BANKS 1.7%
b HSBC Capital Funding LP, Reg S, 4.61%, Perpetual .....................      Jersey Islands         255,000         234,442
  Wachovia Capital Trust III, 5.80%, Perpetual .........................      United States          300,000         302,341
                                                                                                                  ----------
                                                                                                                     536,783
                                                                                                                  ----------
  COMMUNICATIONS EQUIPMENT 1.0%
  Telecom Italia Capital, senior note, 4.95%, 9/30/14 ..................          Italy              330,000         305,530
                                                                                                                  ----------
  CONSUMER FINANCE 1.1%
  Residential Capital Corp., senior note, 6.375%, 6/30/10 ..............      United States          330,000         333,007
                                                                                                                  ----------
  DIVERSIFIED FINANCIAL SERVICES 4.0%
  Core Investment Grade Bond Trust I, Pass-Through Certificates, 2002-1,
   4.659%, 11/30/07 ....................................................      United States          578,316         572,166
c General Electric Capital Corp., FRN, 5.41%, 3/04/08 .................       United States          345,000         345,368
  Morgan Stanley, sub. note, 4.75%, 4/01/14 ............................      United States          315,000         299,212
                                                                                                                  ----------
                                                                                                                   1,216,746
                                                                                                                  ----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
  Ameritech Capital Funding Corp., 6.25%, 5/18/09 ......................      United States          250,000         252,296
  Embarq Corp., senior note, 7.995%, 6/01/36 ...........................      United States          110,000         114,658
  Sprint Capital Corp., 6.90%, 5/01/19 .................................      United States           65,000          66,726
                                                                                                                  ----------
                                                                                                                     433,680
                                                                                                                  ----------
  INSURANCE 2.2%
c Genworth Financial Inc., junior sub. note, FRN, 6.15%, 11/15/66 ......      United States          145,000         144,678
c Lincoln National Corp., FRN, 7.00%, 5/17/66 ..........................      United States          285,000         301,926
c MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 .................      United States          215,000         216,122
                                                                                                                  ----------
                                                                                                                     662,726
                                                                                                                  ----------
  IT SERVICES 0.6%
d Western Union Co., 144A, 5.93%, 10/01/16 .............................      United States          190,000         188,127
                                                                                                                  ----------
  MEDIA 2.7%
  News America Inc., 6.40%, 12/15/35 ...................................      United States          305,000         304,770
  TCI Communications Inc., senior note, 8.75%, 8/01/15 .................      United States          200,000         236,534
  Time Warner Inc., 5.875%, 11/15/16 ...................................      United States          305,000         304,878
                                                                                                                  ----------
                                                                                                                     846,182
                                                                                                                  ----------
  OIL, GAS & CONSUMABLE FUELS 1.9%
d Gaz Capital SA, 144A, 6.212%, 11/22/16 ...............................        Luxembourg           245,000         242,305
d Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ..........      United States          364,632         353,908
                                                                                                                  ----------
                                                                                                                     596,213
                                                                                                                  ----------
  ROAD & RAIL 0.8%
  Kazakhstan Temir Zholy, 6.50%, 5/11/11 ...............................        Kazakhstan           230,000         233,931
                                                                                                                  ----------
  TOTAL CORPORATE BONDS (COST $5,669,470) ..............................                                           5,648,297
                                                                                                                  ----------

                                                          Semiannual Report | 17

Franklin Global Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
 FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                              COUNTRY          AMOUNT a          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES 24.6%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 15.6%
  e FHLMC 15 Year, 4.50%, 2/15/22 ................................................   United States       $  628,000      $  602,488
  e FHLMC 15 Year, 6.50%, 2/01/28 ................................................   United States          188,000         191,173
  e FHLMC 30 Year, 5.50%, 2/01/34 ................................................   United States        3,059,000       3,011,203
  e FHLMC Gold 30 Year, 6.00%, 2/15/33 ...........................................   United States          975,000         978,960
                                                                                                                         ----------
                                                                                                                          4,783,824
                                                                                                                         ----------
  c FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.5%
    FNMA, 5.074%, 3/01/34 ........................................................   United States          142,579         144,889
                                                                                                                         ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 8.5%
  e FNMA 15 Year, 4.50%, 2/15/21 .................................................   United States        1,412,000       1,355,520
  e FNMA 15 Year, 5.00%, 2/01/18 .................................................   United States          923,000         903,098
  e FNMA 30 Year, 5.00%, 2/01/34 .................................................   United States          376,000         360,843
                                                                                                                         ----------
                                                                                                                          2,619,461
                                                                                                                         ----------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $7,580,028) ...........................                                        7,548,174
                                                                                                                         ----------
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 21.9%
    CONSUMER FINANCE 3.8%
  c American Express Credit Account Master Trust, 2003-3, A, FRN, 5.43%,
     11/15/10 ....................................................................   United States          700,000         701,440
  c Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1, A4, FRN,
     5.226%, 7/15/44 .............................................................   United States          475,000         469,276
                                                                                                                         ----------
                                                                                                                          1,170,716
                                                                                                                         ----------
    DIVERSIFIED FINANCIAL SERVICES 10.6%
  c Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10, A4, FRN,
     5.405%, 12/11/40 ............................................................   United States          475,000         471,855
  c Ford Credit Floorplan Master Owner Trust, 2006, A, FRN, 5.50%, 6/15/11 .......   United States          210,000         210,198
  c Permanent Financing PLC, 7, 2A, FRN, 5.39%, 9/10/14 ..........................   United States          250,000         249,945
  c Popular ABS Mortgage Pass-Through Trust,
       2006-A, A1, FRN, 5.41%, 2/25/36 ...........................................   United States          335,612         335,879
       2006-C, A1, FRN, 5.37%, 7/25/36 ...........................................   United States          221,350         221,614
  c SLM Student Loan Trust,
       2004-2, A2, FRN, 5.38%, 4/25/13 ...........................................   United States           84,021          84,021
       2005-4, A1, FRN, 5.37%, 10/26/15 ..........................................   United States          114,681         114,794
       2006-1, A2, FRN, 5.37%, 1/26/15 ...........................................   United States          468,487         468,766
       2006-7, A2, FRN, 5.35%, 10/25/16 ..........................................   United States          562,000         562,161
       2007-1, A2, FRN, 5.36%, 1/25/16 ...........................................   United States          539,000         539,000
                                                                                                                         ----------
                                                                                                                          3,258,233
                                                                                                                         ----------
    THRIFTS & MORTGAGE FINANCE 7.5%
c,d Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN, 5.77%, 9/25/34   United States           36,475          36,543
    CS First Boston Mortgage Securities Corp., 2004-1, 5A1, 5.50%, 2/25/19 .......   United States           21,831          21,622
  c Granite Master Issuer PLC, 2005-2, A1, FRN, 5.37%, 6/20/30 ...................   United States           51,500          51,532


18 | Semiannual Report

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL
 FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                       COUNTRY            AMOUNT a          VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
  SECURITIES (CONTINUED)
  THRIFTS & MORTGAGE FINANCE (CONTINUED)
c GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%, 4/10/38 ...      United States       $  783,000      $   785,751
c Indymac Index Mortgage Loan Trust, 2006-AR6, 2A1C, FRN, 5.53%, 4/30/20       United States          630,874          631,608
  LB-UBS Commercial Mortgage Trust, 2006-C1, A4, 5.156%, 2/15/31 ........      United States          700,000          683,895
c Washington Mutual Inc., 2004-AR2, A, FRN, 6.283%, 4/25/44 .............      United States          100,636          102,103
                                                                                                                   -----------
                                                                                                                     2,313,054
                                                                                                                   -----------
  TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
   SECURITIES (COST $6,725,065) .........................................                                            6,742,003
                                                                                                                   -----------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $302,206) 1.1%
b Government of Russia, Reg S, 12.75%, 6/24/28 ..........................          Russia             190,000          339,625
                                                                                                                   -----------
  U.S. GOVERNMENT AND AGENCY SECURITIES 30.2%
  U.S. Treasury Bond,
    4.50%, 2/15/16 ......................................................      United States          453,000          442,489
    4.50%, 2/15/36 ......................................................      United States          158,000          147,730
    5.375%, 2/15/31 .....................................................      United States          558,000          588,952
    7.25%, 8/15/22 ......................................................      United States          361,000          447,245
  U.S. Treasury Note,
    3.75%, 3/31/07 ......................................................      United States        1,324,000        1,321,414
    4.00%, 8/31/07 ......................................................      United States          597,000          593,456
    4.50%, 2/28/11 ......................................................      United States          599,000          592,028
    4.625%, 8/31/11 .....................................................      United States        3,425,000        3,398,645
    4.625%, 11/15/16 ....................................................      United States          234,000          230,453
    f Index Linked, 2.50%, 7/15/16 ......................................      United States        1,491,726        1,506,119
                                                                                                                   -----------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $9,339,548) .........                                            9,268,531
                                                                                                                   -----------


                                                                                                  -----------
                                                                                                     SHARES
                                                                                                  -----------
  PREFERRED STOCK (COST $570,273) 1.7%
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
d Centaur Funding Corp., 9.08%, pfd., B, 144A ...........................      United States              448          519,820
                                                                                                                   -----------
  TOTAL LONG TERM INVESTMENTS (COST $30,186,590) ........................                                           30,066,450
                                                                                                                   -----------


                                                                                                  -----------
                                                                                                   PRINCIPAL
                                                                                                    AMOUNT a
                                                                                                  -----------
  SHORT TERM INVESTMENTS 25.5%
  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $912,647) 3.0%
g FNMA, 3/13/07 .........................................................      United States       $  918,000          912,823
                                                                                                                   -----------
  TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $31,099,237) .........                                           30,979,273
                                                                                                                   -----------


                                                          Semiannual Report | 19

Franklin Global Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                     COUNTRY            SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MONEY MARKET FUND (COST $6,921,806) 22.5%
h Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96%       United States        6,921,806      $  6,921,806
                                                                                                                 ------------
  TOTAL INVESTMENTS (COST $38,021,043) 123.4% .........................                                            37,901,079
  OTHER ASSETS, LESS LIABILITIES (23.4)% ..............................                                            (7,181,778)
                                                                                                                 ------------
  NET ASSETS 100.0% ...................................................                                          $ 30,719,301
                                                                                                                 ============

See Selected Portfolio Abbreviations on page 27.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the value of these securities was $574,067, representing 1.87% of net assets.

c     The coupon rate shown represents the rate at period end.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $1,340,703, representing 4.36% of net assets.

e     See Note 1(c) regarding securities purchased on a to-be-announced basis.

f     Principal amount of security is adjusted for inflation. See Note 1(h).

g     The security is traded on a discount basis with no stated coupon rate.

h See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND

                                                             -----------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED
                                                             JANUARY 31,
                                                                 2007                   YEAR ENDED JULY 31,
                                                             (UNAUDITED)         2006           2005         2004 h
                                                             -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ....................      $ 10.16        $ 10.46        $ 10.32        $ 10.00
                                                             -----------------------------------------------------------
Income from investment operations a:

 Net investment income b ................................         0.25           0.46           0.36           0.28

 Net realized and unrealized gains (losses) .............         0.16          (0.25)          0.23           0.41
                                                             -----------------------------------------------------------
Total from investment operations ........................         0.41           0.21           0.59           0.69
                                                             -----------------------------------------------------------
Less distributions from:

 Net investment income ..................................        (0.32)         (0.51)         (0.45)         (0.30)

 Net realized gains .....................................           --           -- g             --          (0.07)
                                                             -----------------------------------------------------------
Total distributions .....................................        (0.32)         (0.51)         (0.45)         (0.37)
                                                             -----------------------------------------------------------
Net asset value, end of period ..........................      $ 10.25        $ 10.16        $ 10.46        $ 10.32
                                                             ===========================================================

Total return c ..........................................         4.05%          2.10%          5.80%          6.97%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................      $103,250       $97,272        $96,823        $54,132

Ratios to average net assets:

 Expenses before waiver and payments by affiliates ......          0.57% e       0.56%          0.58%          0.84% e

 Expenses net of waiver and payments by affiliates ......          0.43% e,f     0.43% f        0.43% f        0.43% e,f

 Net investment income ..................................          4.77% e       4.47%          3.44%          2.76% e

Portfolio turnover rate .................................        257.20%       516.39%        465.89%        426.29%

Portfolio turnover rate excluding mortgage dollar rolls d         84.06%       213.60%        244.29%        222.53%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     See Note 1(f) regarding mortgage dollar rolls.

e     Annualized.

f     Benefit of expense reduction rounds to less than 0.01%.

g     Includes distributions of net realized gains in the amount of $0.0025.

h     For the period August 4, 2003 (commencement of operations) to July 31,
      2004.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                                  COUNTRY            AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 113.5%
  CORPORATE BONDS 18.5%
  AUTOMOBILES 1.0%
  Ford Motor Credit Co.,
    5.70%, 1/15/10 ......................................................      United States          260,000      $  250,235
    7.875%, 6/15/10 .....................................................      United States          275,000         279,241
    8.625%, 11/01/10 ....................................................      United States          500,000         517,039
                                                                                                                   ----------
                                                                                                                    1,046,515
                                                                                                                   ----------
  CAPITAL MARKETS 0.9%
  The Goldman Sachs Group Inc., 6.345%, 2/15/34 .........................      United States          930,000         931,172
                                                                                                                   ----------
  CHEMICALS 0.2%
  Nalco Co., senior sub. note, 8.875%, 11/15/13 .........................      United States          230,000         245,237
                                                                                                                   ----------
  COMMERCIAL BANKS 2.8%
b BNP Paribas, sub. note, 144A, 5.186%, Perpetual .......................          France           1,065,000       1,019,279
c HSBC Capital Funding LP, Reg S, 4.61%, Perpetual ......................      Jersey Islands       1,085,000         997,527
  RBS Capital Trust III, 5.512%, Perpetual ..............................      United States          920,000         904,348
                                                                                                                   ----------
                                                                                                                    2,921,154
                                                                                                                   ----------
  COMMUNICATIONS EQUIPMENT 0.9%
  Telecom Italia Capital, senior note, 4.95%, 9/30/14 ...................          Italy            1,015,000         939,738
                                                                                                                   ----------
  CONSUMER FINANCE 0.5%
  General Motors Acceptance Corp., 6.75%, 12/01/14 ......................      United States          530,000         538,555
                                                                                                                   ----------
  DIVERSIFIED FINANCIAL SERVICES 4.0%
  Core Investment Grade Bond Trust I, Pass-Through Certificates, 2002-1,
   4.659%, 11/30/07 .....................................................      United States        1,193,335       1,180,644
d General Electric Capital Corp., FRN, 5.41%, 3/04/08 ...................      United States        2,040,000       2,042,177
  Morgan Stanley, sub. note, 4.75%, 4/01/14 .............................      United States          965,000         916,634
                                                                                                                   ----------
                                                                                                                    4,139,455
                                                                                                                   ----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
  Embarq Corp., senior note, 7.995%, 6/01/36 ............................      United States          410,000         427,360
  Sprint Capital Corp., 6.90%, 5/01/19 ..................................      United States          245,000         251,507
                                                                                                                   ----------
                                                                                                                      678,867
                                                                                                                   ----------
  ELECTRIC UTILITIES 1.0%
  Consumers Energy Co., C, 4.25%, 4/15/08 ...............................      United States          985,000         970,840
                                                                                                                   ----------
  ELECTRICAL EQUIPMENT 0.8%
  Elektrownia Turow BV, 9.75%, 3/14/11 ..................................          Poland             545,000 EUR     801,114
                                                                                                                   ----------
  FOOD PRODUCTS 0.1%
  Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ....................      United States           90,000          92,025
                                                                                                                   ----------
  HEALTH CARE PROVIDERS & SERVICES 0.5%
b HCA Inc., senior secured note, 144A, 9.125%, 11/15/14 .................      United States          500,000         533,125
                                                                                                                   ----------
  HOTELS RESTAURANTS & LEISURE 0.3%
  Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ...............      United States          305,000         280,600
                                                                                                                   ----------


22 | Semiannual Report

Franklin Global Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                                  COUNTRY            AMOUNT a         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
  NRG Energy Inc., senior note, 7.375%, 2/01/16 .........................      United States          240,000      $  240,900
                                                                                                                   ----------
  MEDIA 2.3%
  Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ...................      United States          200,000         203,500
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ................      United States          275,000         266,750
  News America Inc., 6.40%, 12/15/35 ....................................      United States        1,070,000       1,069,192
  TCI Communications Inc., senior note, 8.75%, 8/01/15 ..................      United States          740,000         875,174
                                                                                                                   ----------
                                                                                                                    2,414,616
                                                                                                                   ----------
  OIL, GAS & CONSUMABLE FUELS 1.4%
  Chesapeake Energy Corp., senior note, 6.375%, 6/15/15 .................      United States          115,000         112,125
b Gaz Capital SA, 144A, 6.212%, 11/22/16 ................................        Luxembourg           475,000         469,775
b Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ...........      United States          844,879         820,030
                                                                                                                   ----------
                                                                                                                    1,401,930
                                                                                                                   ----------
  REAL ESTATE INVESTMENT TRUST 0.2%
  Host Marriott LP, senior note, K, 7.125%, 11/01/13 ....................      United States          195,000         198,900
                                                                                                                   ----------
  ROAD & RAIL 0.4%
  Kazakhstan Temir Zholy, 7.00%, 5/11/16 ................................        Kazakhstan           365,000         380,607
                                                                                                                   ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
b Freescale Semiconductor Inc., senior note, 144A, 8.875%, 12/15/14 .....      United States          140,000         140,000
                                                                                                                   ----------
  TOBACCO 0.2%
  Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ..........      United States          185,000         196,650
                                                                                                                   ----------
  TOTAL CORPORATE BONDS (COST $19,063,162) ..............................                                          19,092,000
                                                                                                                   ----------
  MORTGAGE-BACKED SECURITIES 24.8%
d FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 1.0%
  FHLMC, 5.533%, 9/01/24 ................................................      United States        1,048,446       1,056,022
                                                                                                                   ----------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 14.8%
e FHLMC 15 Year, 4.50%, 2/15/22 .........................................      United States        1,993,000       1,912,034
e FHLMC 15 Year, 6.50%, 2/01/28 .........................................      United States          711,000         722,998
e FHLMC 30 Year, 5.50%, 2/01/34 .........................................      United States        9,700,000       9,548,438
e FHLMC Gold 30 Year, 6.00%, 2/15/33 ....................................      United States        3,111,000       3,123,637
                                                                                                                   ----------
                                                                                                                   15,307,107
                                                                                                                   ----------
d FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.7%
  FNMA, 5.074%, 3/01/34 .................................................      United States          679,990         691,009
                                                                                                                   ----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 8.3%
e FNMA 15 Year, 4.50%, 2/15/21 ..........................................      United States        4,467,000       4,288,320
e FNMA 15 Year, 5.00%, 2/01/18 ..........................................      United States        2,925,000       2,861,931
e FNMA 30 Year, 5.00%, 2/01/34 ..........................................      United States        1,484,000       1,424,177
                                                                                                                   ----------
                                                                                                                    8,574,428
                                                                                                                   ----------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $25,751,945) ...................                                          25,628,566
                                                                                                                   ----------


                                                          Semiannual Report | 23

Franklin Global Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                                  COUNTRY            AMOUNT a         VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 23.7%
    COMMERCIAL BANKS 1.7%
  d Citibank Credit Card Issuance Trust, 2003-A9, A9, FRN, 5.455%,
     11/22/10 ...........................................................      United States        1,700,000      $ 1,703,980
                                                                                                                   -----------
    CONSUMER FINANCE 2.2%
  d American Express Credit Account Master Trust, 2003-3, A, FRN, 5.43%,
     11/15/10 ...........................................................      United States        2,300,000        2,304,732
                                                                                                                   -----------
    DIVERSIFIED FINANCIAL SERVICES 12.0%
  d Ford Credit Floorplan Master Owner Trust, 2006, A, FRN, 5.50%,
     6/15/11 ............................................................      United States        1,000,000        1,000,942
  d Permanent Financing PLC, 7, 2A, FRN, 5.39%, 9/10/14 .................      United States        1,470,000        1,469,676
  d Popular ABS Mortgage Pass-Through Trust,
       2006-A, A1, FRN, 5.41%, 2/25/36 ..................................      United States        1,244,964        1,245,955
       2006-C, A1, FRN, 5.37%, 7/25/36 ..................................      United States        1,065,245        1,066,517
  d SLM Student Loan Trust,
       2002-3, A4, FRN, 5.50%, 10/25/16 .................................      United States          286,821          288,105
       2005-4, A1, FRN, 5.37%, 10/26/15 .................................      United States          882,280          883,145
       2006-1, A2, FRN, 5.37%, 1/26/15 ..................................      United States        1,737,867        1,738,900
       2006-7, A2, FRN, 5.35%, 10/25/16 .................................      United States        2,622,000        2,622,753
       2007-1, A2, FRN, 5.36%, 1/25/16 ..................................      United States        2,065,000        2,065,000
                                                                                                                   -----------
                                                                                                                    12,380,993
                                                                                                                   -----------
    THRIFTS & MORTGAGE FINANCE 7.8%
b,d Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN,
     5.77%, 9/25/34 .....................................................      United States           18,238           18,271
  d Granite Master Issuer PLC, 2005-2, A1, FRN, 5.37%, 6/20/30 ..........      United States          242,787          242,938
    Greenwich Capital Commercial Funding Corp., 2005-GG5, A5, 5.224%,
     4/10/37 ............................................................      United States        2,117,000        2,079,398
  d GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%,
     4/10/38 ............................................................      United States          951,000          954,342
  d Indymac Index Mortgage Loan Trust, 2006-AR6, 2A1C, FRN, 5.53%,
     4/30/20 ............................................................      United States        2,072,873        2,075,285
    LB-UBS Commercial Mortgage Trust, 2006-C1, A4, 5.156%, 2/15/31 ......      United States        2,117,000        2,068,293
  d Washington Mutual Inc., 2004-AR2, A, FRN, 6.283%, 4/25/44 ...........      United States          659,428          669,040
                                                                                                                   -----------
                                                                                                                     8,107,567
                                                                                                                   -----------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
     SECURITIES (COST $24,403,966) ......................................                                           24,497,272
                                                                                                                   -----------


24 | Semiannual Report

Franklin Global Trust

-------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
  FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                          COUNTRY            AMOUNT a         VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 12.5%
  Eksportfinans AS, 8.50%, 9/07/07 ............................            Norway          28,000,000 ISK     $    396,341
d Government of Japan, FRN, 1.27%, 3/20/21 ....................            Japan          119,000,000 JPY          989,850
  Government of Malaysia, 3.756%, 4/28/11 .....................           Malaysia          5,300,000 MYR        1,513,746
  Government of Mexico,
     9.00%, 12/20/12 ..........................................            Mexico              56,400 f MXN        540,933
     9.50%, 12/18/14 ..........................................            Mexico             100,700 f MXN      1,000,624
  Government of Norway, 5.50%, 5/15/09 ........................            Norway          11,653,000 NOK        1,900,546
  Government of Poland, 6.00%, 5/24/09 ........................            Poland           2,614,000 PLN          899,655
c Government of Russia, Reg S, 12.75%, 6/24/28 ................            Russia           1,062,000            1,898,325
  Government of Singapore, 2.375%, 10/01/09 ...................          Singapore          3,004,000 SGD        1,925,032
  Government of Sweden, 6.50%, 5/05/08 ........................            Sweden          12,260,000 SEK        1,822,242
                                                                                                              ------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
   (COST $12,646,380) .........................................                                                 12,887,294
                                                                                                              ------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 32.1%
  U.S. Treasury Bond,
     4.50%, 2/15/16 ...........................................        United States          506,000              494,259
     4.50%, 2/15/36 ...........................................        United States        1,545,000            1,444,575
     5.375%, 2/15/31 ..........................................        United States        1,805,000            1,905,121
  U.S. Treasury Note,
     3.75%, 3/31/07 ...........................................        United States        9,687,000            9,668,081
     4.625%, 8/31/11 ..........................................        United States       13,894,000           13,787,086
     4.625%, 11/15/16 .........................................        United States          795,000              782,951
   g Index Linked, 2.50%, 7/15/16 .............................        United States        4,985,059            5,033,160
                                                                                                              ------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
   (COST $33,394,597) .........................................                                                 33,115,233
                                                                                                              ------------


                                                                                          -----------
                                                                                             SHARES
                                                                                          -----------
  PREFERRED STOCK (COST $2,169,136) 1.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
b Centaur Funding Corp., 9.08%, pfd., B, 144A .................        United States            1,683            1,952,806
                                                                                                              ------------
  TOTAL LONG TERM INVESTMENTS (COST $117,429,186) .............                                                117,173,171
                                                                                                              ------------


                                                                                          ------------
                                                                                           PRINCIPAL
                                                                                            AMOUNT a
                                                                                          ------------
  SHORT TERM INVESTMENTS 8.4%
  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $4,647,740) 4.5%
h FNMA, 3/13/07 ...............................................        United States        4,675,000            4,648,586
                                                                                                              ------------
  TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
   (COST $122,076,926) ........................................                                                121,821,757
                                                                                                              ------------


                                                          Semiannual Report | 25

Franklin Global Trust

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                                  COUNTRY            SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MONEY MARKET FUND (COST $4,046,952) 3.9%
i Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% ...     United States        4,046,952      $    4,046,952
                                                                                                                   --------------
  TOTAL INVESTMENTS (COST $126,123,878) 121.9% ...........................                                            125,868,709
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.1% .................                                                 63,485
  OTHER ASSETS, LESS LIABILITIES (22.0)% .................................                                            (22,682,418)
                                                                                                                   --------------
  NET ASSETS 100.0% ......................................................                                         $  103,249,776
                                                                                                                   ==============

CURRENCY ABBREVIATIONS:

EUR -    Euro
ISK  -   Iceland Krona
JPY  -   Japanese Yen
MXN -    Mexican Peso
MYR -    Malaysian Ringgit
NOK -    Norwegian Krone
PLN  -   Polish Zloty
SEK  -   Swedish Krona
SGD  -   Singapore Dollar

See Selected Portfolio Abbreviations on page 27.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $4,953,286, representing 4.80% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $2,895,852, representing 2.80% of net assets.

d     The coupon rate shown represents the rate at period end.

e     See Note 1(c) regarding securities purchased on a to-be-announced basis.

f     Principal is stated in 100 Peso units.

g     Principal amount of security is adjusted for inflation. See Note 1(h).

h     The security is traded on a discount basis with no stated coupon rate.

i See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


26 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

FHLMC    - Federal Home Loan Mortgage Corp.
FNMA     - Federal National Mortgage Association
FRN      - Floating Rate Note


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 27

Franklin Global Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2007 (unaudited)

                                                             ----------------------------------
                                                               FRANKLIN            FRANKLIN
                                                               TEMPLETON           TEMPLETON
                                                              CORE FIXED        CORE PLUS FIXED
                                                              INCOME FUND         INCOME FUND
                                                             ----------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .........................      $  31,099,237       $ 122,076,926
  Cost - Sweep Money Fund (Note 7) ....................          6,921,806           4,046,952
                                                             ---------------------------------
  Total cost of investments ...........................      $  38,021,043       $ 126,123,878
                                                             =================================
  Value - Unaffiliated issuers ........................      $  30,979,273       $ 121,821,757
  Value - Sweep Money Fund (Note 7) ...................          6,921,806           4,046,952
                                                             ---------------------------------
  Total value of investments ..........................         37,901,079         125,868,709
 Receivables:
  Investment securities sold ..........................                 --          15,658,224
  Capital shares sold .................................             25,000             245,215
  Interest ............................................            264,700           1,207,006
 Unrealized gain on forward exchange contracts (Note 9)                 --              88,061
 Unrealized gain on swap agreements (Note 8) ..........                100                 380
                                                             ---------------------------------
        Total assets ..................................         38,190,879         143,067,595
                                                             =================================
Liabilities:
 Payables:
  Investment securities purchased .....................          7,451,092          39,707,070
  Capital shares redeemed .............................                 53              20,000
  Affiliates ..........................................              5,819              29,482
 Funds advanced by custodian ..........................                 --               3,668
 Unrealized loss on forward exchange contracts (Note 9)                 --              24,576
 Accrued expenses and other liabilities ...............             14,614              33,023
                                                             ---------------------------------
        Total liabilities .............................          7,471,578          39,817,819
                                                             ---------------------------------
          Net assets, at value ........................      $  30,719,301       $ 103,249,776
                                                             =================================
Net assets consist of:
 Paid-in capital ......................................      $  31,350,162       $ 104,602,899
 Undistributed net investment income ..................             34,691              48,117
 Net unrealized appreciation (depreciation) ...........           (119,865)           (189,105)
 Accumulated net realized gain (loss) .................           (545,687)         (1,212,135)
                                                             ---------------------------------
          Net assets, at value ........................      $  30,719,301       $ 103,249,776
                                                             =================================
Shares outstanding ....................................          3,156,927          10,069,409
                                                             =================================
Net asset value and maximum offering price per sharea .      $        9.73       $       10.25
                                                             =================================

a Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.


28 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

STATEMENTS OF OPERATIONS
for the six months ended January 31, 2007 (unaudited)

                                                                              ---------------------------------
                                                                                 FRANKLIN         FRANKLIN
                                                                                TEMPLETON         TEMPLETON
                                                                                CORE FIXED      CORE PLUS FIXED
                                                                               INCOME FUND        INCOME FUND
                                                                              ---------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers ..................................................      $      8,662       $     76,408
  Sweep Money Fund (Note 7) .............................................           109,174            219,220
 Interest ...............................................................           477,759          2,229,533
                                                                               -------------------------------
  Total investment income ...............................................           595,595          2,525,161
                                                                               -------------------------------
Expenses:
 Management fees (Note 3a) ..............................................            28,910            132,518
 Administrative fees (Note 3b) ..........................................            23,579             97,138
 Transfer agent fees (Note 3c) ..........................................                88                410
 Custodian fees (Note 4) ................................................               697              3,918
 Reports to shareholders ................................................             2,535             11,291
 Registration and filing fees ...........................................             8,294             14,667
 Professional fees ......................................................            11,770              9,999
 Trustees' fees and expenses ............................................               715              3,030
 Other ..................................................................             3,724              4,271
                                                                               -------------------------------
        Total expenses ..................................................            80,312            277,242
        Expense reductions (Note 4) .....................................              (134)              (529)
        Expenses waived/paid by affiliates (Note 3d) ....................           (27,124)           (67,807)
                                                                               -------------------------------
          Net expenses ..................................................            53,054            208,906
                                                                               -------------------------------
           Net investment income ........................................           542,541          2,316,255
                                                                               -------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................           242,347          1,183,173
  Foreign currency transactions .........................................                --            (30,954)
  Swap agreements .......................................................               (10)               (39)
                                                                               -------------------------------
           Net realized gain (loss) .....................................           242,337          1,152,180
                                                                               -------------------------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................           (23,034)           302,511
  Translation of assets and liabilities denominated in foreign currencies                --              1,433
                                                                               -------------------------------
           Net change in unrealized appreciation (depreciation) .........           (23,034)           303,944
                                                                               -------------------------------
Net realized and unrealized gain (loss) .................................           219,303          1,456,124
                                                                               -------------------------------
Net increase (decrease) in net assets resulting from operations .........      $    761,844       $  3,772,379
                                                                               ===============================

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 29

Franklin Global Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                             --------------------------------------------------------------------
                                                                   FRANKLIN TEMPLETON                  FRANKLIN TEMPLETON
                                                                 CORE FIXED INCOME FUND           CORE PLUS FIXED INCOME FUND
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS ENDED                   SIX MONTH ENDED
                                                             JANUARY 31, 2007     YEAR ENDED    JANUARY 31, 2007     YEAR ENDED
                                                               (UNAUDITED)      JULY 31, 2006      (UNAUDITED)      JULY 31,2006
                                                             --------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................      $     542,541      $   1,007,846     $   2,316,255     $   4,494,619
  Net realized gain (loss) from investments and foreign
    currency transactions .............................            242,337           (601,831)        1,152,180        (1,637,310)
  Net change in unrealized appreciation (depreciation)
    on investments and translation of assets and
    liabilities denominated in foreign currencies .....            (23,034)          (125,577)          303,944          (788,323)
                                                             --------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
          from operations .............................            761,844            280,438         3,772,379         2,068,986
                                                             --------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ...............................           (563,454)        (1,136,364)       (2,923,411)       (5,055,295)
  Net realized gains ..................................                 --                 --                --           (25,928)
                                                             --------------------------------------------------------------------
 Total distributions to shareholders ..................           (563,454)        (1,136,364)       (2,923,411)       (5,081,223)
                                                             --------------------------------------------------------------------
 Capital share transactions (Note 2) ..................         10,205,095         (5,548,308)        5,129,112         3,461,384
                                                             --------------------------------------------------------------------
    Net increase (decrease) in net assets .............         10,403,485         (6,404,234)        5,978,080           449,147
Net assets:
 Beginning of period ..................................         20,315,816         26,720,050        97,271,696        96,822,549
                                                             --------------------------------------------------------------------
 End of period ........................................      $  30,719,301      $  20,315,816     $ 103,249,776     $  97,271,696
                                                             ====================================================================
Undistributed net investment income included in
 net assets:
 End of period ........................................      $      34,691      $      55,604     $      48,117     $     655,273
                                                             ====================================================================


30 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of eight separate funds. All funds included in this report (the Funds) are diversified, except the Franklin Templeton Core Plus Fixed Income Fund. The financial statements of the remaining funds in the Trust are presented separately.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment


                                                          Semiannual Report | 31

Franklin Global Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A TBA BASIS

The Fund may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


32 | Semiannual Report

Franklin Global Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Franklin Templeton Core Plus Fixed Income Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E. CREDIT DEFAULT SWAPS

The Funds may purchase or sell credit default swap contracts to manage or gain exposure to credit risk. Credit default swaps are agreements between two parties whereby the buyer receives credit protection and the seller guarantees the credit worthiness of a referenced debt obligation. The buyer pays the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain or loss upon receipt or payment there of in the Statement of Operations. In return, the buyer would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the debt obligation.

Credit default swaps are marked to market daily based upon quotations from the market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Any payment received or paid to initiate a contract is recorded as a liability or asset in the Statement of Assets and Liabilities and amortized over the life of the contract as a realized gain or loss. When the swap contract is terminated early, the Fund records a realized gain or loss for any payments received or paid.

The risks of credit default swaps include unfavorable changes in interest rates, an illiquid secondary market and the possible inability of the counterparty to fulfill its obligations under the agreement, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                                                          Semiannual Report | 33

Franklin Global Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. MORTGAGE DOLLAR ROLLS

The Funds enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the fund. The risks of mortgage dollar roll transactions include the potential inability of the counter-party to fulfill its obligations.

G. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

H. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Inflation-indexed bonds provide an inflation hedge through periodic increases in the security's interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.


34 | Semiannual Report

Franklin Global Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

J. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital. There were no redemption fees for the period.

K. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                       -----------------------------------------------------------------
                                         FRANKLIN TEMPLETON CORE               FRANKLIN TEMPLETON CORE
                                            FIXED INCOME FUND                  PLUS FIXED INCOME FUND
                                       -----------------------------------------------------------------
                                         SHARES            AMOUNT            SHARES             AMOUNT
                                       -----------------------------------------------------------------
Six months ended January 31, 2007
 Shares sold ....................       1,349,376       $ 13,181,557        1,253,601       $ 12,927,126
 Shares issued in reinvestment
  of distributions ..............          13,630            132,612           82,926            848,925
 Shares redeemed ................        (317,544)        (3,109,074)        (842,498)        (8,646,939)
                                       -----------------------------------------------------------------
 Net increase (decrease) ........       1,045,462       $ 10,205,095          494,029       $  5,129,112
                                       =================================================================
Year ended July 31, 2006
 Shares sold ....................         537,907       $  5,266,001        1,930,452       $ 20,055,218
 Shares issued in reinvestment
  of distributions ..............          28,063            272,048           94,088            959,786
 Shares redeemed ................      (1,127,011)       (11,086,357)      (1,707,391)       (17,553,620)
                                       -----------------------------------------------------------------
 Net increase (decrease) ........        (561,041)      $ (5,548,308)         317,149       $  3,461,384
                                       =================================================================


                                                          Semiannual Report | 35

Franklin Global Trust

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

------------------------------------------------------------------------------------------------
SUBSIDIARY                                                                    AFFILIATION
------------------------------------------------------------------------------------------------
Fiduciary International, Inc. (Fiduciary)                                     Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)                      Investment manager
Franklin Templeton Services, LLC (FT Services)                                Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)                 Transfer agent

A. MANAGEMENT FEES

The Funds pay an investment management fee to Fiduciary of 0.30% per year of the average daily net assets of each of the Funds.

Under a subadvisory agreement, FT Institutional, an affiliate of Fiduciary, provides subadvisory services to the Funds and receives from Fiduciary fees based on the average daily net assets of the Funds.

B. ADMINISTRATIVE FEES

The Funds pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of each of the Funds.

C. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                       --------------------------------
                                                         FRANKLIN          FRANKLIN
                                                        TEMPLETON         TEMPLETON
                                                        CORE FIXED     CORE PLUS FIXED
                                                       INCOME FUND       INCOME FUND
                                                       --------------------------------
Transfer agent fees .................................          $21              $74

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

For the Franklin Templeton Core Fixed Income Fund, FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Fiduciary agreed in advance to voluntarily waive a portion of management fees as noted in the Statement of Operations. For the Franklin Templeton Core Plus Fixed Income Fund, FT Services agreed in advance to voluntarily waive a portion of administrative fees, as noted in the Statement of Operations. Total expenses waived by Fiduciary and FT Services are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. Fiduciary and FT Services may discontinue this waiver at any time.


36 | Semiannual Report

Franklin Global Trust

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended January 31, 2007, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

At July 31, 2006, the Funds had tax basis capital losses which may be carried over to offset future capital gains, if any. At July 31, 2006, the capital loss carryforwards were as follows:

                                                -------------------------------
                                                  FRANKLIN          FRANKLIN
                                                 TEMPLETON         TEMPLETON
                                                 CORE FIXED     CORE PLUS FIXED
                                                INCOME FUND       INCOME FUND
                                                -------------------------------
Capital loss carryforwards expiring in:
  2014 ......................................     $156,633          $198,370

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2006, the Franklin Templeton Core Fixed Income Fund and Franklin Templeton Core Plus Fixed Income Fund deferred realized capital losses of $606,313 and $1,931,860, respectively.

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  -----------------------------
                                                    FRANKLIN        FRANKLIN
                                                   TEMPLETON       TEMPLETON
                                                   CORE FIXED   CORE PLUS FIXED
                                                  INCOME FUND     INCOME FUND
                                                  -----------------------------
Cost of investments ......................        $38,074,042     $126,260,194
                                                  ============================
Unrealized appreciation ..................        $    91,809     $    674,468
Unrealized depreciation ..................           (264,772)      (1,065,953)
                                                  ----------------------------
Net unrealized appreciation (depreciation)        $  (172,963)    $   (391,485)
                                                  ============================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, mortgage dollar rolls, inflation related adjustments on foreign securities, pass-through entity income, paydown losses, credit default swaps and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, inflation related adjustments on foreign securities, paydown losses, credit default swaps and bond discounts and premiums.


                                                          Semiannual Report | 37

Franklin Global Trust

6. INVESTMENT TRANSACTIONS

Purchases and sales (excluding short term securities) for the period ended January 31, 2007, were as follows:

                            ----------------------------------
                               FRANKLIN            FRANKLIN
                              TEMPLETON           TEMPLETON
                              CORE FIXED       CORE PLUS FIXED
                             INCOME FUND         INCOME FUND
                            ----------------------------------
Purchases ................   $70,603,327        $294,561,830
Sales ....................   $64,241,110        $290,425,898

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT DEFAULT SWAPS

At January 31, 2007, the Franklin Templeton Core Fixed Income Fund and the Franklin Templeton Core Plus Fixed Income Fund had the following credit default swap contracts outstanding:

FRANKLIN TEMPLETON CORE FIXED INCOME FUND

CONTRACTS TO BUY PROTECTION                                   NOTIONAL         PERIODIC         EXPIRATION        UNREALIZED
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)                 AMOUNT        PAYMENT RATE          DATE           GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
IAC/Interactive Corp. (Merrill Lynch) ........                $270,000           0.68%           3/20/12              $100

FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND

CONTRACTS TO BUY PROTECTION                                   NOTIONAL         PERIODIC         EXPIRATION        UNREALIZED
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)                 AMOUNT        PAYMENT RATE          DATE           GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
IAC/Interactive Corp. (Merrill Lynch) ........               $1,030,000          0.68%            3/20/12             $380


38 | Semiannual Report

Franklin Global Trust

9. FORWARD EXCHANGE CONTRACTS

At January 31, 2007, the Franklin Templeton Core Plus Fixed Income Fund had the following forward exchange contracts outstanding:


                                                                    CONTRACT   SETTLEMENT   UNREALIZED      UNREALIZED
                                                                     AMOUNT a     DATE         GAIN            LOSS
----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
         231,700,000  Japanese Yen ..............................   1,952,885   3/05/07    $          --    $  (24,576)
CONTRACTS TO SELL
         119,000,000  Japanese Yen ..............................   1,037,435   2/07/07           50,359            --
             620,000  Euro ......................................     817,656   2/15/07            8,984            --
           2,956,000  Singapore Dollar ..........................   1,932,279   3/05/07            4,395            --
          16,483,200  Mexican Peso ..............................   1,495,482   3/20/07            1,793            --
Unrealized gain (loss) on offsetting forward exchange contracts                                   22,530            --
                                                                                           ----------------------------
           Unrealized gain (loss) on forward exchange contracts                                   88,061       (24,576)
                                                                                           ----------------------------
                     Net unrealized gain (loss) on forward exchange contracts              $      63,485
                                                                                           =============

a     In U.S. Dollar unless otherwise indicated.

10. SHAREHOLDER CONCENTRATIONS

The Franklin Templeton Core Fixed Income Fund has a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At January 31, 2007, the Fund had four unaffiliated shareholder holding 32%, 15%, 11% and 6% of the Fund's outstanding shares.

11. CREDIT RISK

The Franklin Templeton Core Plus Fixed Income Fund has 5.24% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.


                                                          Semiannual Report | 39

Franklin Global Trust

12. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


40 | Semiannual Report

Franklin Global Trust

13. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 41

Franklin Global Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


42 | Semiannual Report

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     [LOGO](R)                                FRANKLIN TEMPLETON INSTITUTIONAL
FRANKLIN TEMPLETON                            600 Fifth Avenue
   INSTITUTIONAL                              New York, NY 10020

SEMIANNUAL REPORT

FRANKLIN GLOBAL TRUST
FRANKLIN TEMPLETON CORE FIXED INCOME FUND
FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND

INVESTMENT MANAGER

Fiduciary International, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges, and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.

FGT2 S2007 03/07
















                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                                JANUARY 31, 2007
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     SEMIANNUAL REPORT AND SHAREHOLDER LETTER                         SECTOR
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
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                   FRANKLIN GLOBAL                   Eligible shareholders can
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                                                     See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Global Real Estate Fund ..........................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   11

Financial Highlights and
Statement of Investments ..................................................   13

Financial Statements ......................................................   19

Notes to Financial Statements .............................................   23

Shareholder Information ...................................................   33

--------------------------------------------------------------------------------

Semiannual Report

Franklin Global Real Estate Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Global Real Estate Fund seeks a high total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located anywhere in the world that operate in the real estate sector, including mainly real estate investment trusts (REITs) and REIT-like entities. 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL -800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Real Estate Investment Trusts ................   82.1%
Real Estate Investment
& Development ................................   11.1%
Short-Term Investments &
Other Net Assets .............................    6.8%

--------------------------------------------------------------------------------

This semiannual report for Franklin Global Real Estate Fund covers the period ended January 31, 2007.

PERFORMANCE OVERVIEW

Franklin Global Real Estate Fund - Class A posted a +22.42% cumulative total return for the six months under review. The Fund underperformed its bench-mark, the Standard & Poor's (S&P)/Citigroup BMI Global REIT Index, which

1. REITs are real estate investment trust companies, usually with publicly traded stock, that manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund predominantly invests in "equity" REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                          Semiannual Report  | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 1/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

U.S                                                 40.2%
Australia                                           13.1%
Japan                                               11.4%
U.K.                                                10.1%
Singapore                                            6.8%
South Africa                                         3.8%
France                                               2.7%
Norway                                               2.7%
Hong Kong                                            1.3%
Canada                                               1.1%
Short-Term Investments & Other Net Assets            6.8%


returned +26.62% for the same period. 2 You can find more of the Fund's performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

Globally, real estate markets witnessed very strong performance during the six months under review, though certain regions and countries fared better than others. Within Asia, Singapore's REIT market rose +52.46% as the country's strong economy and increasing demand for space propelled property valuations. 2 In the central business district, occupancy levels for office space exceeded 96% by period-end. 3 With virtually no supply scheduled for delivery through 2008, Singapore's landlords achieved increased pricing power. In this environment, residential rents in Singapore increased 14% while office rents soared more than 30% in 2006. 3 Japan's REIT market also benefited from tight supply and strong demand and rose +32.05%. 2 The Japanese economy is in the nascent stages of recovery, and demand for office space increased meaningfully. With little new supply, vacancies in Tokyo's central five wards fell to 1.4%. 4 As a consequence, rents on newly constructed large office buildings rose 14% in the latter half of 2006 and underlying property valuations soared. 4 On the other hand, Hong Kong lagged much of the global REIT market and rose just +12.85% in the period. 2 The nascent REIT market there became clouded by negative investor sentiment stemming from several REITs' use of interest rate swaps to boost near-term income yield at the expense of future growth.

South African property stocks rose +31.96% during the period. 2 The country's strong economic performance, rapid growth in consumer spending and relatively low stock valuations seemed to attract investors to high-quality South African real estate assets.

In Europe, French REIT stocks produced a +37.14% total return as office and retail property rents grew substantially, which propelled yields and valuations of French REITs. 2 Furthermore, a number of French REITs successfully employed aggressive acquisition strategies that contributed to earnings growth.

The U.S. REIT market returned +25.80% during the period largely due to tremendous demand for office space, particularly in the country's rapidly

2. Source: Standard & Poor's Micropal. The S&P/Citigroup BMI Global REIT Index is designed to measure performance of the investable universe of publicly traded REITs. Index constituents generally derive more than 60% of revenue from real estate development, management, rental, and/or direct investment in physical property and with local REIT or property trust tax status. Local market returns are from country subindexes of the S&P/Citigroup BMI Global REIT Index. Index returns are expressed in U.S. dollars. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3.    Source: Singapore Government Urban Development Authority.

4.    Source: Ikoma Data Services System.


4 |  Semiannual Report
growing, space-constrained central business districts. 2 As interest rates remained relatively low, real estate continued to offer compelling returns along with a relatively visible earnings growth stream in the form of escalating rents. As a result, properties with healthy operating fundamentals seemed to foster growing investor interest.

Australian REITs produced a +26.29% return for largely the same reasons that bolstered the U.S. market. 2 High-quality assets producing relatively higher yields and attractive growth characteristics benefited from strong investor interest, which rapidly pushed up valuations.

INVESTMENT STRATEGY

We are research-driven, fundamental investors. We seek to limit price volatility by investing across markets and property types. We also seek to provide a consistently high level of income. We center our active investment strategy on the belief that unsynchronized regional economic activity within the global economy can provide consistent, attractive return opportunities in the global real estate markets. We use a bottom-up, value-oriented stock selection process that incorporates macro level views in the evaluation process. We use top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities. We will seek to manage the Fund's exposure to various currencies, and will generally seek to hedge (protect) against currency risk, largely by using forward currency exchange contracts.

MANAGER'S DISCUSSION

For the six months ended January 31, 2007, one of our top-performing stocks was Nippon Building Fund, Japan's largest REIT, which rose 60% in local currency terms. Nippon Building was one of the primary recipients of substantial capital inflows as we think investors appeared to recognize value in companies benefiting from the Japanese property market's nascent recovery. Nippon Building was further supported by the aforementioned trend of plummeting vacancy levels and sharply rising rents during the latter half of 2006, particularly for offices located in Tokyo's central five wards. Underlying property values there also rose for the first time in 15 years.

Suntec REIT, a Singapore-based owner and manager of class A office properties, produced a 52% return in local currency terms during the six months under review as the country's economy, as measured by gross domestic product growth,


                                                          Semiannual Report  | 5

TOP 10 HOLDINGS
1/31/07
--------------------------------------------------------------------------------
 COMPANY                                                             % OF TOTAL
 SECTOR/INDUSTRY, COUNTRY                                            NET ASSETS
--------------------------------------------------------------------------------
 Westfield Group                                                            3.8%
   EQUITY REIT - RETAIL, AUSTRALIA
--------------------------------------------------------------------------------
 Digital Realty Trust Inc.                                                  3.4%
   EQUITY REIT - OFFICE, U.S.
--------------------------------------------------------------------------------
 General Growth Properties Inc.                                             3.2%
   EQUITY REIT - RETAIL, U.S.
--------------------------------------------------------------------------------
 Simon Property Group Inc.                                                  3.0%
   EQUITY REIT - RETAIL, U.S.
--------------------------------------------------------------------------------
 AvalonBay Communities Inc.                                                 3.0%
   EQUITY REIT - APARTMENTS, U.S.
--------------------------------------------------------------------------------
 Allco Commercial Real Estate
 Investment Trust                                                           3.0%
   EQUITY REIT - DIVERSIFIED PROPERTY,
   SINGAPORE
--------------------------------------------------------------------------------
 Archstone-Smith Trust                                                      2.9%
   EQUITY REIT - APARTMENTS, U.S.
--------------------------------------------------------------------------------
 Maguire Properties Inc.                                                    2.8%
   EQUITY REIT - OFFICE, U.S.
--------------------------------------------------------------------------------
 Unibail                                                                    2.7%
   EQUITY REIT - DIVERSIFIED PROPERTY,
   FRANCE
--------------------------------------------------------------------------------
 Growthpoint Properties Ltd.                                                2.7%
   REAL ESTATE INVESTMENT &
   DEVELOPMENT, SOUTH AFRICA
--------------------------------------------------------------------------------

rose 7.9% for 2006 compared with 2005 and demand accelerated for high-quality office space. 5 As discussed earlier, office rents increased as occupancy levels rose, while new supply was muted. Suntec saw earnings growth in excess of 23% along with substantial increases in the underlying value of its assets.

Nomura Real Estate Office Fund was another major contributor to Fund returns, rising nearly 50% in local currency terms on the same fundamental property market recovery conditions that propelled the aforementioned Nippon Building Fund. Nomura's portfolio of high-quality offices -- located primarily in Tokyo's high-growth central business district -- enjoyed substantial increases in occupancy and rental rates coupled with appreciation of the underlying properties' values. In our view, investors appeared to identify Nomura as one of the REITs that was well positioned to capture gains associated with an ongoing Japanese domestic property market recovery.

Despite the Fund's strong returns for the six months under review, there were a few disappointments. Shares of U.K.-based industrial property owner Brixton rose less than 2% in local currency, largely due to a lack of rental and occupancy growth. Despite the company's desirable locations west of London near Heathrow Airport, ample new supply and flat demand for Brixton's properties undermined the pricing power needed to increase revenues and earnings. Brixton shares traded relatively flat as investors waited for indications of progress.

Sunstone Hotel Investors, an owner of upscale and luxury hotels located in high-growth cities across the U.S., produced a 2% return in the period. Expectations diminished for Sunstone to maintain past earnings growth as, in our view, investors seemed to conclude that the hotel industry had reached the peak growth phase of its recent recovery cycle. Despite 14% earnings growth in 2006, which was above the national REIT industry's average of 8%, expectations for future growth declined, leading to flatter-than-expected performance. 6

BioMed Realty Trust, a U.S.-based owner of highly specialized research facilities serving the life sciences industry, also delivered a 2% return this reporting period after posting gains of about 100% between its August 2004 initial public offering (IPO) and July 31, 2006. BioMed produced outsized returns in the first two years of its existence by executing skillfully on a large-scale strategy to acquire over $2 billion worth of the highest quality facilities in prime locations across the country. By mid-2006, however, rapid appreciation of all property values made acquisition an increasingly difficult, and expensive, endeavor. Expectations for BioMed's acquisition-led earnings growth declined, and we think the stock suffered as investors seemed to reassess the company's ability to develop and manage the vast portfolio it had acquired.

5.    Source: Singapore Department of Statistics.

6.    Source: Capital IQ.


6 |  Semiannual Report

Thank you for your continued participation in Franklin Global Real Estate Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]      /s/ John W. Foster

                     John W. Foster


[PHOTO OMITTED]      /s/ Charles J. McKinley

                     Charles J. McKinley

                     Portfolio Management Team
                     Franklin Global Real Estate Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report  | 7

Performance Summary as of 1/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
 CLASS A (SYMBOL: N/A)                         CHANGE      1/31/07      7/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                         +$1.99       $12.32       $10.33
--------------------------------------------------------------------------------
 DISTRIBUTIONS (8/1/06-1/31/07)
--------------------------------------------------------------------------------
 Dividend Income                 $0.2665
--------------------------------------------------------------------------------
 Short-Term Capital Gain         $0.0271
--------------------------------------------------------------------------------
        TOTAL                    $0.2936
--------------------------------------------------------------------------------
 CLASS C (SYMBOL: N/A)                         CHANGE      1/31/07      7/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                         +$1.96       $12.28       $10.32
--------------------------------------------------------------------------------
 DISTRIBUTIONS (8/1/06-1/31/07)
--------------------------------------------------------------------------------
 Dividend Income                 $0.2591
--------------------------------------------------------------------------------
 Short-Term Capital Gain         $0.0271
--------------------------------------------------------------------------------
        TOTAL                    $0.2862
--------------------------------------------------------------------------------
 ADVISOR CLASS (SYMBOL: N/A)                   CHANGE      1/31/07      7/31/06
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                         +$2.00       $12.34       $10.34
--------------------------------------------------------------------------------
 DISTRIBUTIONS (8/1/06-1/31/07)
--------------------------------------------------------------------------------
 Dividend Income                 $0.2761
--------------------------------------------------------------------------------
 Short-Term Capital Gain         $0.0271
--------------------------------------------------------------------------------
        TOTAL                    $0.3032
--------------------------------------------------------------------------------


8 |  Semiannual Report

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
                                                                   COMMENCEMENT
                                                                   OF OPERATIONS
CLASS A                                                6-MONTH       (6/16/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                              +22.42%        +26.46%
--------------------------------------------------------------------------------
Aggregate Total Return 3                               +15.39%        +19.19%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                          $11,539       $11,919
--------------------------------------------------------------------------------
Aggregate Total Return (12/31/06) 5                                   +13.49%
--------------------------------------------------------------------------------
                                                                   COMMENCEMENT
                                                                   OF OPERATIONS
CLASS C                                                6-MONTH       (6/16/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                              +22.08%        +25.98%
--------------------------------------------------------------------------------
Aggregate Total Return 3                               +21.08%        +24.98%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                          $12,108       $12,498
--------------------------------------------------------------------------------
Aggregate Total Return (12/31/06) 5                                   +19.04%
--------------------------------------------------------------------------------
                                                                   COMMENCEMENT
                                                                   OF OPERATIONS
ADVISOR CLASS                                          6-MONTH       (6/16/06)
--------------------------------------------------------------------------------
Cumulative Total Return 2                              +22.60%        +26.77%
--------------------------------------------------------------------------------
Aggregate Total Return 3                               +22.60%        +26.77%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                          $12,260       $12,677
--------------------------------------------------------------------------------
Aggregate Total Return (12/31/06) 5                                   +20.61%
--------------------------------------------------------------------------------


PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report  | 9

ENDNOTES

INVESTING IN A NONDIVERSIFIED GLOBAL FUND CONCENTRATING IN REAL ESTATE SECURITIES INVOLVES SPECIAL RISKS, SUCH AS DECLINES IN THE VALUE OF REAL ESTATE AS WELL AS INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS AFFECTING THE INDUSTRY. FOREIGN INVESTING, ESPECIALLY IN EMERGING MARKETS, INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY, AS WELL AS POLITICAL AND SOCIAL INSTABILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. The Fund's manager and administrator agreed in advance to waive a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. After December 1, 2007, the manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Aggregate total return represents the change in value of an investment over the periods indicated. Because the Fund has existed for less than one year, average annual total returns are not available.

4. This figure represents the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.


10 |  Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                         Semiannual Report  | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.


------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 8/1/06      VALUE 1/31/07    PERIOD* 8/1/06-1/31/07
------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,224.20             $  7.85
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,018.15             $  7.12
------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,220.80             $ 11.48
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,014.87             $ 10.41
------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000          $ 1,226.00             $  5.89
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000          $ 1,019.91             $  5.35
------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 1.40%; C: 2.05%; and Advisor: 1.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


12 |  Semiannual Report

Franklin Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN GLOBAL REAL ESTATE FUND

                                                                            ---------------------------------
                                                                            SIX MONTHS ENDED     PERIOD ENDED
                                                                            JANUARY 31, 2007       JULY 31,
CLASS A                                                                       (UNAUDITED)           2006 e
                                                                            ---------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ....................................       $   10.33          $  10.00
                                                                                ---------------------------
Income from investment operations a:

 Net investment income b ................................................            0.17              0.03

 Net realized and unrealized gains (losses) .............................            2.12              0.30
                                                                                ---------------------------
Total from investment operations ........................................            2.29              0.33
                                                                                ---------------------------
Less distributions from:

 Net investment income ..................................................           (0.27)               --

 Net realized gains .....................................................           (0.03)               --
                                                                                ---------------------------
Total distributions .....................................................           (0.30)               --
                                                                                ---------------------------
Net asset value, end of period ..........................................       $   12.32          $  10.33
                                                                                ===========================

Total return c ..........................................................           22.42%             3.30%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................................       $  17,925          $  5,488

Ratios to average net assets:

 Expenses before waiver and payments by affiliates and expense reduction d           1.85%             6.25%

 Expenses net of waiver and payments by affiliates d ....................            1.41%             2.09%

 Expenses net of waiver and payments by affiliates and expense reduction d           1.40%             1.40%

 Net investment income d ................................................            3.08%             2.21%

Portfolio turnover rate .................................................           28.64%            13.57%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Annualized.

e     For the period June 16, 2006 (commencement of operations) to July 31,
      2006.


                                                          Semiannual Report |
The accompanying notes are an integral part of these financial statements.  | 13

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

                                                                             ---------------------------------
                                                                             SIX MONTHS ENDED     PERIOD ENDED
                                                                             JANUARY 31, 2007       JULY 31,
CLASS C                                                                        (UNAUDITED)           2006 e
                                                                             ---------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................       $   10.32          $  10.00
                                                                                 ---------------------------
Income from investment operations a:

 Net investment income b .................................................            0.17              0.01

 Net realized and unrealized gains (losses) ..............................            2.08              0.31
                                                                                 ---------------------------
Total from investment operations .........................................            2.25              0.32
                                                                                 ---------------------------
Less distributions from:

 Net investment income ...................................................           (0.26)               --

 Net realized gains ......................................................           (0.03)               --
                                                                                 ---------------------------
Total distributions ......................................................           (0.29)               --
                                                                                 ---------------------------
Net asset value, end of period ...........................................       $   12.28          $  10.32
                                                                                 ===========================

Total return c ...........................................................           22.08%             3.20%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................       $   3,986          $    140

Ratios to average net assets:

 Expenses waiver and payments by affiliates and expense reduction d ......            2.50%             6.90%

 Expenses net of waiver and payments by affiliates d .....................            2.06%             2.74%

 Expenses net of waiver and payments by affiliates and expense reduction d            2.05%             2.05%

 Net investment income d .................................................            2.43%             1.56%

Portfolio turnover rate ..................................................           28.64%            13.57%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Annualized.

e     For the period June 16, 2006 (commencement of operations) to July 31,
      2006.


14 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

                                                                             ---------------------------------
                                                                             SIX MONTHS ENDED     PERIOD ENDED
                                                                             JANUARY 31, 2007       JULY 31,
ADVISOR CLASS                                                                  (UNAUDITED)           2006 e
                                                                             ---------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................................       $   10.34         $  10.00
                                                                                 --------------------------
Income from investment operations a:

 Net investment income b .................................................            0.19             0.02

 Net realized and unrealized gains (losses) ..............................            2.12             0.32
                                                                                 --------------------------
Total from investment operations .........................................            2.31             0.34
                                                                                 --------------------------
Less distributions from:

 Net investment income ...................................................           (0.28)              --

 Net realized gains ......................................................           (0.03)              --
                                                                                 --------------------------
Total distributions ......................................................           (0.31)              --
                                                                                 --------------------------
Net asset value, end of period ...........................................       $   12.34         $  10.34
                                                                                 ==========================

Total return c ...........................................................           22.60%            3.40%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................................       $  21,837         $  1,221

Ratios to average net assets:

 Expenses before waiver and payments by affiliates and expense reduction d            1.50%            5.90%

 Expenses net of waiver and payments by affiliates d .....................            1.06%            1.74%

 Expenses net of waiver and payments by affiliates and expense reduction d            1.05%            1.05%

 Net investment income d .................................................            3.43%            2.56%

Portfolio turnover rate ..................................................           28.64%           13.57%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Annualized.

e     For the period June 16, 2006 (commencement of operations) to July 31,
      2006.


                                                         Semiannual Report  |
The accompanying notes are an integral part of these financial statements.  | 15

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL REAL ESTATE FUND                                                     COUNTRY           SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 93.2%
  COMMON STOCKS 92.1%
  EQUITY REIT - APARTMENTS 7.1%
  Archstone-Smith Trust .......................................................     United States        20,400   $ 1,289,484
  AvalonBay Communities Inc. ..................................................     United States         8,800     1,305,568
  Nippon Residential Investment Corp. .........................................         Japan                93       524,096
                                                                                                                  -----------
                                                                                                                    3,119,148
                                                                                                                  -----------
  EQUITY REIT - DIVERSIFIED PROPERTY 16.9%
  Allco Commercial Real Estate Investment Trust ...............................       Singapore       1,805,700     1,305,155
  British Land Co., PLC .......................................................    United Kingdom        31,420       967,249
  Challenger Diversified Property Group .......................................       Australia         249,000       212,766
  DB RREEF Trust ..............................................................       Australia         358,482       491,498
  Emira Property Fund .........................................................     South Africa         39,927        59,131
  GZI REIT ....................................................................       Hong Kong       1,442,000       572,549
  Invista Foundation Property Trust Ltd. ......................................    United Kingdom       258,617       699,861
  Kenedix Realty Investment Corp. .............................................         Japan                32       212,953
  Mirvac Group ................................................................       Australia         140,609       614,937
  Premier Investment Co. ......................................................         Japan                 6        40,177
  Stockland ...................................................................       Australia          91,839       605,681
  Unibail .....................................................................        France             4,740     1,195,511
  Valad Property Group ........................................................       Australia         298,916       417,956
                                                                                                                  -----------
                                                                                                                    7,395,424
                                                                                                                  -----------
  EQUITY REIT - HEALTH CARE 5.5%
  Nationwide Health Properties Inc. ...........................................     United States        32,800     1,092,896
  OMEGA Healthcare Investors Inc. .............................................     United States        26,200       475,006
  Ventas Inc. .................................................................     United States        18,100       837,125
                                                                                                                  -----------
                                                                                                                    2,405,027
                                                                                                                  -----------
  EQUITY REIT - HOTELS 5.0%
  Equity Inns Inc. ............................................................     United States        42,400       699,600
  Hersha Hospitality Trust ....................................................     United States        56,500       632,235
  Highland Hospitality Corp. ..................................................     United States        25,100       398,588
  LaSalle Hotel Properties ....................................................     United States         9,600       457,056
                                                                                                                  -----------
                                                                                                                    2,187,479
                                                                                                                  -----------
  EQUITY REIT - INDUSTRIAL 2.0%
  Macquarie ProLogis Trust ....................................................       Australia         192,855       194,753
  Mapletree Logistics Trust ...................................................       Singapore         640,000       516,768
a Mapletree Logistics Trust, 144A .............................................       Singapore         181,800       146,794
                                                                                                                  -----------
                                                                                                                      858,315
                                                                                                                  -----------
  EQUITY REIT - OFFICE 20.0%
  BioMed Realty Trust Inc. ....................................................     United States        34,300     1,023,169
  Commonwealth Property Office Fund ...........................................       Australia         140,268       157,992
  Digital Realty Trust Inc. ...................................................     United States        41,300     1,484,322
  Japan Real Estate Investment Co. ............................................         Japan                74       870,841
  Macquarie Office Trust ......................................................       Australia         457,376       582,675


16 |  Semiannual Report

Franklin Global Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL REAL ESTATE FUND                                                     COUNTRY           SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  EQUITY REIT - OFFICE (CONTINUED)
  Maguire Properties Inc. .....................................................     United States        23,500   $ 1,021,075
  MID REIT Inc. ...............................................................         Japan               133       664,642
  Nippon Building Fund Inc. ...................................................         Japan                77     1,142,253
  Nomura Real Estate Office Fund Inc. .........................................         Japan                47       506,360
  Orix Jreit Inc. .............................................................         Japan                35       272,946
  SL Green Realty Corp. .......................................................     United States         6,900     1,011,402
                                                                                                                  -----------
                                                                                                                    8,737,677
                                                                                                                  -----------
  EQUITY REIT - OTHER 4.7%
  iStar Financial Inc. ........................................................     United States        20,600     1,033,090
  JER Investors Trust Inc. ....................................................     United States        50,100     1,026,048
                                                                                                                  -----------
                                                                                                                    2,059,138
                                                                                                                  -----------
  EQUITY REIT - RETAIL 19.8%
  Galileo Shopping America Trust ..............................................       Australia         182,346       182,724
  General Growth Properties Inc. ..............................................     United States        22,500     1,384,200
  Hammerson PLC ...............................................................    United Kingdom        27,410       788,339
  Japan Retail Fund Investment Corp. ..........................................         Japan                84       765,756
  Land Securities Group PLC ...................................................    United Kingdom        23,280       978,723
  Macquarie MEAG Prime REIT ...................................................       Singapore       1,319,000     1,004,903
  Simon Property Group Inc. ...................................................     United States        11,600     1,326,924
  Taubman Centers Inc. ........................................................     United States        10,300       600,181
  Westfield Group .............................................................       Australia          95,503     1,655,106
                                                                                                                  -----------
                                                                                                                    8,686,856
                                                                                                                  -----------
  REAL ESTATE INVESTMENT & DEVELOPMENT 11.1%
  ApexHi Properties Ltd., A ...................................................     South Africa         53,487       113,637
  ApexHi Properties Ltd., B ...................................................     South Africa         47,178       118,190
b ApexHi Properties Ltd., C ...................................................     South Africa         35,012        25,490
  Big Yellow Group PLC ........................................................    United Kingdom        33,790       416,216
  Growthpoint Properties Ltd. .................................................     South Africa        625,660     1,186,373
  Hyprop Investments Ltd. .....................................................     South Africa         27,681       162,829
  Macquarie Airports ..........................................................       Australia         227,359       626,974
b Norwegian Property ASA ......................................................        Norway           104,150     1,172,560
  Songbird Estates PLC, B .....................................................    United Kingdom        86,480       575,517
  Versacold Income Fund .......................................................        Canada            58,697       471,870
                                                                                                                  -----------
                                                                                                                    4,869,656
                                                                                                                  -----------
  TOTAL COMMON STOCKS (COST $35,116,343) ......................................                                    40,318,720
                                                                                                                  -----------
  PREFERRED STOCKS 1.1%
  EQUITY REIT - OFFICE 1.1%
  Highwoods Properties Inc., 8.00%, pfd., B ...................................     United States         9,850       250,092
  Maguire Properties Inc., 7.625%, pfd., A ....................................     United States         8,575       215,747
                                                                                                                  -----------
  TOTAL PREFERRED STOCKS (COST $461,516) ......................................                                       465,839
                                                                                                                  -----------
  TOTAL LONG TERM INVESTMENTS (COST $35,577,859) ..............................                                    40,784,559
                                                                                                                  -----------


                                                         Semiannual Report  | 17

Franklin Global Trust

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL REAL ESTATE FUND                                                COUNTRY        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $2,855,000) 6.5%
  TIME DEPOSIT 6.5%
  Paribas Corp., 5.28%, 2/01/07 ..........................................     United States        $ 2,855,000      $  2,855,000
                                                                                                                     ------------
  TOTAL INVESTMENTS (COST $38,432,859) 99.7% .............................                                             43,639,559
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.5% .................                                                210,221
  OTHER ASSETS, LESS LIABILITIES (0.2)% ..................................                                               (101,202)
                                                                                                                     ------------
  NET ASSETS 100.0% ......................................................                                           $ 43,748,578
                                                                                                                     ============

SELECTED PORTFOLIO ABBREVIATION
REIT - Real Estate Investment Trust

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the value of this security was $146,794, representing 0.34% of net assets.

b     Non-income producing for the twelve months ended January 31, 2007.


18 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Franklin Global Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (unaudited)
                                                                   -------------
                                                                     FRANKLIN
                                                                      GLOBAL
                                                                   REAL ESTATE
                                                                       FUND
                                                                   -------------
Assets:
 Investments in securities:
  Cost .........................................................   $ 38,432,859
                                                                   ============
  Value ........................................................   $ 43,639,559
 Cash ..........................................................          4,239
 Foreign currency, at value (cost $938) ........................            938
 Receivables:
  Capital shares sold ..........................................        864,844
  Dividends ....................................................        160,794
 Offering costs ................................................         26,923
 Unrealized gain on forward exchange contracts (Note 7) ........        231,763
                                                                   ------------
        Total assets ...........................................     44,929,060
                                                                   ------------
Liabilities:
 Payables:
  Investment securities purchased ..............................      1,088,129
  Capital shares redeemed ......................................          7,600
  Affiliates ...................................................         27,192
 Unrealized loss on forward exchange contracts (Note 7) ........         21,542
 Accrued expenses and other liabilities ........................         36,019
                                                                   ------------
        Total liabilities ......................................      1,180,482
                                                                   ------------
         Net assets, at value ..................................   $ 43,748,578
                                                                   ============
Net assets consist of:
 Paid-in capital ...............................................   $ 38,697,119
 Distributions in excess of net investment income ..............       (280,980)
 Net unrealized appreciation (depreciation) ....................      5,412,225
 Accumulated net realized gain (loss) ..........................        (79,786)
                                                                   ------------
         Net assets, at value ..................................   $ 43,748,578
                                                                   ============


                                                         Semiannual Report  |
The accompanying notes are an integral part of these financial statements.  | 19

Franklin Global Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

January 31, 2007 (unaudited)

                                                                         ------------
                                                                           FRANKLIN
                                                                            GLOBAL
                                                                         REAL ESTATE
                                                                             FUND
                                                                         ------------
CLASS A:
 Net assets, at value ................................................   $ 17,925,463
                                                                         ============
 Shares outstanding ..................................................      1,454,427
                                                                         ============
 Net asset value per share a .........................................   $      12.32
                                                                         ============
 Maximum offering price per share (net asset value per share / 94.25%)   $      13.07
                                                                         ============
CLASS C:
 Net assets, at value ................................................   $  3,986,137
                                                                         ============
 Shares outstanding ..................................................        324,517
                                                                         ============
 Net asset value and maximum offering price per share a ..............   $      12.28
                                                                         ============
ADVISOR CLASS:
 Net assets, at value ................................................   $ 21,836,978
                                                                         ============
 Shares outstanding ..................................................      1,769,252
                                                                         ============
 Net asset value and maximum offering price per share a ..............   $      12.34
                                                                         ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


20 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Franklin Global Trust

STATEMENT OF OPERATIONS

for the six months ended January 31, 2007 (unaudited)

                                                                            ------------
                                                                              FRANKLIN
                                                                               GLOBAL
                                                                            REAL ESTATE
                                                                                FUND
                                                                            ------------
Investment income:
 Dividends ..............................................................   $    551,425
 Interest ...............................................................         11,465
                                                                            ------------
        Total investment income .........................................        562,890
                                                                            ------------
Expenses:
 Management fees (Note 3a) ..............................................         99,676
 Administrative fees (Note 3b) ..........................................         24,919
 Distribution fees: (Note 3c)
  Class A ...............................................................         18,079
  Class C ...............................................................          7,475
 Transfer agent fees (Note 3e) ..........................................          5,004
 Custodian fees (Note 4) ................................................          2,277
 Reports to shareholders ................................................          5,266
 Registration and filing fees ...........................................          9,697
 Professional fees ......................................................         13,526
 Trustees' fees and expenses ............................................            199
 Amortization of offering costs .........................................         27,406
 Other ..................................................................            517
                                                                            ------------
        Total expenses ..................................................        214,041
        Expense reductions (Note 4) .....................................         (1,069)
        Expenses waived/paid by affiliates (Note 3f) ....................        (55,470)
                                                                            ------------
         Net expenses ...................................................        157,502
                                                                            ------------
          Net investment income .........................................        405,388
                                                                            ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................        455,246
  Foreign currency transactions .........................................       (428,392)
                                                                            ------------
          Net realized gain (loss) ......................................         26,854
                                                                            ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................      5,243,533
  Translation of assets and liabilities denominated in foreign currencies         (4,678)
                                                                            ------------
          Net change in unrealized appreciation (depreciation) ..........      5,238,855
                                                                            ------------
Net realized and unrealized gain (loss) .................................      5,265,709
                                                                            ------------
Net increase (decrease) in net assets resulting from operations .........   $  5,671,097
                                                                            ============


                                                         Semiannual Report  |
The accompanying notes are an integral part of these financial statements.  | 21

Franklin Global Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                ------------------------------------
                                                                                                           FRANKLIN GLOBAL
                                                                                                          REAL ESTATE FUND
                                                                                                ------------------------------------
                                                                                                 SIX MONTHS ENDED
                                                                                                 JANUARY 31, 2007     PERIOD ENDED
                                                                                                   (UNAUDITED)       JULY 31, 2006 a
                                                                                                ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................................................     $    405,388        $    16,122
  Net realized gain (loss) from investments and foreign currency transactions ................           26,854             (7,027)
  Net change in unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities denominated in foreign currencies .................................        5,238,855            173,370
                                                                                                   -------------------------------
        Net increase (decrease) in net assets resulting from operations ......................        5,671,097            182,465
                                                                                                   -------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ..................................................................................         (280,898)                --
    Class C ..................................................................................          (52,306)                --
    Advisor Class ............................................................................         (402,040)                --
  Net realized gains:
    Class A ..................................................................................          (28,533)                --
    Class C ..................................................................................           (5,471)                --
    Advisor Class ............................................................................          (39,461)                --
                                                                                                   -------------------------------
 Total distributions to shareholders .........................................................         (808,709)                --
                                                                                                   -------------------------------
 Capital share transactions: (Note 2)
    Class A ..................................................................................       10,461,916          5,315,548
    Class C ..................................................................................        3,540,493            137,777
    Advisor Class ............................................................................       18,034,914          1,213,077
                                                                                                   -------------------------------
 Total capital share transactions ............................................................       32,037,323          6,666,402
                                                                                                   -------------------------------
        Net increase (decrease) in net assets ................................................       36,899,711          6,848,867
Net assets:
 Beginning of period .........................................................................        6,848,867                 --
                                                                                                   -------------------------------
 End of period ...............................................................................     $ 43,748,578        $ 6,848,867
                                                                                                   ===============================
Undistributed net investment income (distributions in excess of net investment income)
 included in net assets:
  End of period ..............................................................................     $   (280,980)       $    48,876
                                                                                                   ===============================

a     For the period June 16, 2006 (commencement of operations) to July 31,
      2006.


22 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Franklin Global Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN GLOBAL REAL ESTATE FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of eight separate funds. The Franklin Global Real Estate Fund (the
Fund) included in this report is non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term investments are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                                         Semiannual Report  | 23

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


24 |  Semiannual Report

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

F. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements


                                                         Semiannual Report  | 25

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. ACCOUNTING ESTIMATES (CONTINUED)

and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. There were no redemption fees for the period.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                            --------------------------------------------------
                                               SIX MONTHS ENDED              PERIOD ENDED
                                               JANUARY 31, 2007            JULY 31, 2006 a
                                            --------------------------------------------------
                                             SHARES        AMOUNT        SHARES       AMOUNT
                                            --------------------------------------------------
CLASS A SHARES:
 Shares sold ...........................    946,988    $ 10,729,715     531,780    $ 5,320,187
 Shares issued in reinvestment
  of distributions .....................     13,555         155,070          --             --
 Shares redeemed .......................    (37,443)       (422,869)       (453)        (4,639)
                                            --------------------------------------------------
 Net increase (decrease) ...............    923,100    $ 10,461,916     531,327    $ 5,315,548
                                            ==================================================
CLASS C SHARES:
 Shares sold ...........................    312,542    $  3,558,616      13,569    $   137,777
 Shares issued in reinvestment
  of distributions .....................      4,338          49,492          --             --
 Shares redeemed .......................     (5,932)        (67,615)         --             --
                                            --------------------------------------------------
 Net increase (decrease) ...............    310,948    $  3,540,493      13,569    $   137,777
                                            ==================================================


26 |  Semiannual Report

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                  -------------------------------------------------
                                      SIX MONTHS ENDED            PERIOD ENDED
                                      JANUARY 31, 2007           JULY 31, 2006 a
                                  -------------------------------------------------
                                   SHARES         AMOUNT       SHARES      AMOUNT
                                  -------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold .................    1,678,379    $ 18,325,784    118,068   $1,213,077
 Shares issued in reinvestment
  of distributions ...........        5,081          58,176         --           --
 Shares redeemed .............      (32,276)       (349,046)        --           --
                                  -------------------------------------------------
 Net increase (decrease) .....    1,651,184    $ 18,034,914    118,068   $1,213,077
                                  =================================================

a     For the period June 16, 2006 (commencement of operations) to July 31,
      2006.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or trustees of the following subsidiaries:

--------------------------------------------------------------------------------------------
 SUBSIDIARY                                                            AFFILIATION
--------------------------------------------------------------------------------------------
 Franklin Templeton Institutional, LLC (FT Institutional)              Investment manager
 Franklin Templeton Services, LLC (FT Services)                        Administration manager
 Franklin Templeton Distributors, Inc. (Distributors)                  Principal underwriter
 Franklin Templeton Investor Services, LLC (Investor Services)         Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

-------------------------------------------------------------------------------
 ANNUALIZED FEE RATE     NET ASSETS
-------------------------------------------------------------------------------
        0.800%           Up to and including $500 million
        0.700%           Over $500 million, up to and including $1 billion
        0.650%           Over $1 billion, up to and including $1.5 billion
        0.600%           Over $1.5 billion, up to and including $6.5 billion
        0.580%           Over $6.5 billion, up to and including $11.5 billion
        0.560%           Over $11.5 billion, up to and including $16.5 billion
        0.540%           Over $16.5 billion, up to and including $19 billion
        0.530%           Over $19 billion, up to and including $21.5 billion
        0.520%           In excess of $21.5 billion


                                                         Semiannual Report  | 27

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class A .......................................    0.35%
Class C .......................................    1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
 broker/dealers ......................................................   $26,261
Contingent deferred sales charges retained ...........................   $   109

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $5,004, of which $4,871 was retained by Investor Services.

F. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, FT Institutional agreed in advance to voluntarily waive a portion of management fees through December 1, 2007. Total expenses waived/paid by FT Services and FT Institutional are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. After December 1, 2007, FT Institutional and FT Services may discontinue this waiver at any time.

G. OTHER AFFILIATED TRANSACTIONS

At January 31, 2007, Franklin Advisers, Inc. owned 14.04% of the Fund's outstanding shares.


28 |  Semiannual Report

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2006, the Fund had tax basis capital losses of $6,701 expiring on July 31, 2014.

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments ............................................   $ 38,834,178
                                                                   ============
Unrealized appreciation ........................................   $  4,881,622
Unrealized depreciation ........................................        (76,241)
                                                                   ------------
Net unrealized appreciation (depreciation) .....................   $  4,805,381
                                                                   ============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2007, aggregated $35,808,989 and $7,033,826, respectively.


                                                         Semiannual Report  | 29

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

7. FORWARD EXCHANGE CONTRACTS

At January 31, 2007, the Fund had the following forward exchange contracts outstanding:

-----------------------------------------------------------------------------------------------------------
                                                             CONTRACT   SETTLEMENT   UNREALIZED   UNREALIZED
                                                             AMOUNT a      DATE         GAIN         LOSS
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
          831,482   Singapore Dollar ....................     542,000    3/15/07     $      567   $       --
CONTRACTS TO SELL
          187,223   Australian Dollar ...................     148,000    3/15/07          2,723           --
          537,983   Australian Dollar ...................     415,000    3/15/07             --       (2,452)
          543,583   Australian Dollar ...................     425,000    3/15/07          3,203           --
          894,955   Australian Dollar ...................     701,000    3/15/07          6,553           --
        5,002,323   Australian Dollar ...................   3,926,823    3/15/07         45,233           --
          155,265   British Pound .......................     303,000    3/15/07             --       (2,004)
          224,822   British Pound .......................     441,000    3/15/07             --         (643)
          244,898   British Pound .......................     480,000    3/15/07             --       (1,080)
        1,442,674   British Pound .......................   2,837,379    3/15/07          3,376           --
          508,641   Canadian Dollar .....................     441,701    3/15/07          8,932           --
          137,816   Euro ................................     182,000    3/15/07          2,024           --
          699,253   Euro ................................     927,524    3/15/07         14,358           --
        4,569,088   Hong Kong Dollar ....................     589,940    3/15/07          3,868           --
       47,809,360   Japanese Yen ........................     404,000    3/15/07          5,559           --
       48,387,080   Japanese Yen ........................     404,000    3/15/07            745           --
       83,843,096   Japanese Yen ........................     713,000    3/15/07         14,256           --
      130,178,784   Japanese Yen ........................   1,076,000    3/15/07             --       (8,903)
      255,912,596   Japanese Yen ........................   2,205,915    3/15/07         73,152           --
        1,686,690   Norwegian Krona .....................     270,000    3/15/07             --         (745)
        4,978,610   Norwegian Krona .....................     809,477    3/15/07         10,321           --
          509,653   Singapore Dollar ....................     332,000    3/15/07             --         (564)
        4,689,380   Singapore Dollar ....................   3,058,956    3/15/07             --       (1,006)
        2,424,807   South African Rand ..................     330,000    3/15/07             --       (4,145)
        9,458,543   South African Rand ..................   1,340,306    3/15/07         36,893           --
                                                                                     ------------------------
Unrealized gain (loss) on forward exchange contracts                                    231,763      (21,542)
                                                                                     ------------------------
        Net unrealized gain (loss) on forward exchange contracts                     $  210,221
                                                                                     ==========

a     In U.S. Dollar unless otherwise indicated.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


30 |  Semiannual Report

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or


                                                         Semiannual Report  | 31

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

10. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


32 |  Semiannual Report

Franklin Global Trust

SHAREHOLDER INFORMATION

FRANKLIN GLOBAL REAL ESTATE FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                         Semiannual Report  | 33

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



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


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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
 Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
 U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama                          Michigan 7
Arizona                          Minnesota 7
California 8                     Missouri
Colorado                         New Jersey
Connecticut                      New York 8
Florida 8                        North Carolina
Georgia                          Ohio 7
Kentucky                         Oregon
Louisiana                        Pennsylvania
Maryland                         Tennessee
Massachusetts 7                  Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
 Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


01/07                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON         One Franklin Parkway
    INVESTMENTS            San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Global Real Estate Fund

INVESTMENT MANAGER

Franklin Templeton Institutional, LLC

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDERSERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

495 S2007 03/07














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                                                  SEMIANNUAL REPORT | 01 31 2007
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THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
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                      FRANKLIN GLOBAL TRUST
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                      Franklin Templeton Emerging Market Debt Opportunities Fund

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

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

Contents

SEMIANNUAL REPORT

Franklin Templeton Emerging Market Debt Opportunities Fund ................    1

Performance Summary .......................................................    6

Your Fund's Expenses ......................................................    7

Financial Highlights and Statement of Investments .........................    9

Financial Statements ......................................................   13

Notes to Financial Statements .............................................   16

Shareholder Information ...................................................   25

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Semiannual Report

Franklin Templeton Emerging Market Debt Opportunities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Emerging Market Debt Opportunities Fund seeks high total return through investing in debt securities of emerging market countries, primarily securities issued by sovereign and sub-sovereign government entities, but also including securities issued by corporate entities.

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PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Foreign Government & Agency Securities ................................    75.4%

Corporate Bonds .......................................................    13.7%

Common Stocks & Warrants ..............................................     6.1%

Short-Term Investments & Other Net Assets .............................     4.8%

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This semiannual report for Franklin Templeton Emerging Market Debt Opportunities
Fund covers the period ended January 31, 2007.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 10.

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NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
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                                                          Semiannual Report  | 1

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PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE
RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

Franklin Templeton Emerging Market Debt Opportunities Fund posted a +6.36% cumulative total return for the six months ended January 31, 2007. The Fund underperformed its benchmarks, the J.P. Morgan (JPM) Emerging Markets Bond Index
(EMBI) Global Diversified Index and JPM Global Bond Index (GBI) Emerging Markets
(EM) Broad Diversified Index, which returned +6.94% and +9.24% during the same period. 1 You can find more performance data in the Performance Summary on page 6.

ECONOMIC AND MARKET OVERVIEW

During the six months under review, the main influence on emerging market debt securities was the market's changing perceptions of U.S. monetary policy. The Federal Reserve Board left the federal funds target rate unchanged during the period, amid improving economic growth and relatively moderate, but increasing, inflation. At the beginning of the period, the market expected the federal funds target rate to be 5.27% by July 2007, as indicated by the July 2006 federal funds futures contract. By the end of October 2006, in light of slowing economic growth and contained inflation, the market anticipated a lower rate of 4.84%; however, increased inflation fears later in the period led to expectations of higher interest rates and, at period-end, the federal funds futures contract indicated a 5.24% rate by July 2007.

The market's interest rate expectations greatly influenced U.S. Treasury market performance. The 10-year Treasury note yield began the reporting period at 4.99%, increased slightly to 5.00% in mid-August, and then declined to 4.83% by the end of January 2007. Emerging market debt securities, a more volatile asset class than U.S. Treasuries, followed a similar path and generally performed well during the reporting period. Dollar denominated emerging market debt, represented by the JPM EMBI Global Diversified Index, returned +6.94% for the six months ended January 31, 2007. 1 Local currencies, represented by the JPM GBI EM Broad Diversified Index, performed significantly better, returning +9.24% for the same period. 1

1. Source: J.P. Morgan. The JPM EMBI Global Diversified Index is a uniquely weighted version of the JPM EMBI Global Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The index includes all countries except those that have been classified by the World Bank as high income for the past two consecutive years. The diversified index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts of debt outstanding. Both indexes cover the same countries. The JPM GBI EM Broad Diversified Index tracks local currency government bonds issued by emerging markets. The index limits the weights of those index countries with larger debt stocks and redistributes those weights to the countries with smaller weights, with a maximum 10% country weight allowed. The indexes are unmanaged and include reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


2 |  Semiannual Report

INVESTMENT STRATEGY

Our portfolio construction process can be summarized in three integral steps -- country allocation, currency allocation and issue selection. The first stage of our emerging market debt investment process is identifying the countries for which we have a favorable outlook, which we manage with a bottom-up research-driven perspective. Since the portfolio is constructed through bottom-up fundamental research and not relative to a benchmark index, there is no requirement to hold issues in any one country. The next decision is whether to take exposure in the form of "hard currency" or local currency instruments. Hard currencies are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. The last decision concerns security selection. This depends on the shape of the sovereign spread curve and the type of the issue's coupon (fixed or floating). We may seek to manage the Fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk, largely by using forward currency exchange contracts.

MANAGER'S DISCUSSION

At period-end, the Fund held securities representing 28 emerging market countries. Seventeen securities, comprising 47.5% of the Fund's total net assets, had an underlying currency risk in the U.S. dollar; two in the euro; and fifteen holdings had an underlying currency risk in the local currencies of Brazil, Egypt, Ghana, Indonesia, Ivory Coast, Malawi, Mauritius, Mexico, Nigeria, South Africa, Turkey, Ukraine and Zambia. The Fund's overall exposure to local currencies was 39.6% of total net assets at period-end. The Fund's euro exposure, taking a partial hedge against the U.S. dollar into account, was 3.5% of total net assets.

Emerging market debt markets rebounded during the six months under review after experiencing declines in May and June 2006. During the period, the Fund benefited from declining Brazilian and Indonesian yields and the Brazilian real's appreciation versus the U.S. dollar. In the period's latter half, the South African rand recovered strongly against the U.S. dollar following a summer decline, and the Turkish lira also performed well. Long-duration U.S. dollar-denominated bonds, such as those from El Salvador, Peru, Russia and Serbia, mirrored the rally in U.S. Treasury securities and also contributed to the Fund's performance.

On the other hand, holdings from Ivory Coast and Ecuador hindered Fund performance. Other local currency positions, such as those from Egypt and Nigeria, produced only modest positive results, relatively disappointing in a period of strong emerging market debt performance.

GEOGRAPHIC BREAKDOWN
1/31/07

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                                                                      % OF TOTAL
COUNTRY                                                               NET ASSETS
--------------------------------------------------------------------------------
Poland                                                                      6.8%
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Nigeria                                                                     5.8%
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Kazakhstan                                                                  5.4%
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Russia                                                                      4.9%
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South Africa                                                                4.9%
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Mexico                                                                      4.8%
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Jordan                                                                      4.7%
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Egypt                                                                       4.6%
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El Salvador                                                                 4.5%
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Peru                                                                        4.3%
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Iraq                                                                        4.2%
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Ukraine                                                                     4.1%
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Venezuela                                                                   4.0%
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Brazil                                                                      4.0%
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Ivory Coast                                                                 3.9%
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Serbia                                                                      3.8%
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Dominican Republic                                                          3.1%
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Zambia                                                                      2.9%
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Indonesia                                                                   2.9%
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Colombia                                                                    2.8%
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Other                                                                       8.8%
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Short-Term Investments & Other Net Assets                                   4.8%
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                                                          Semiannual Report  | 3

TOP 10 HOLDINGS
1/31/07

--------------------------------------------------------------------------------
ISSUE                                                                % OF TOTAL
SECTOR, COUNTRY                                                      NET ASSETS
--------------------------------------------------------------------------------
Elektrownia Turow BV                                                        6.8%
 CORPORATE BONDS, POLAND
--------------------------------------------------------------------------------
Kazakhstan Temir Zholy                                                      5.4%
 CORPORATE BONDS, KAZAKHSTAN
--------------------------------------------------------------------------------
Government of Russia                                                        4.9%
 FOREIGN GOVERNMENT & AGENCY
 SECURITIES, RUSSIA
--------------------------------------------------------------------------------
Government of South Africa                                                  4.9%
 FOREIGN GOVERNMENT & AGENCY
 SECURITIES, SOUTH AFRICA
--------------------------------------------------------------------------------
Government of Mexico                                                        4.8%
 FOREIGN GOVERNMENT & AGENCY
 SECURITIES, MEXICO
--------------------------------------------------------------------------------
Development & Investment Projects
Jordan Armed Forces                                                         4.7%
 FOREIGN GOVERNMENT & AGENCY
 SECURITIES, JORDAN
--------------------------------------------------------------------------------
Egypt Treasury Bill                                                         4.6%
 FOREIGN GOVERNMENT & AGENCY
 SECURITIES, EGYPT
--------------------------------------------------------------------------------
Republic of El Salvador                                                     4.5%
 FOREIGN GOVERNMENT & AGENCY
 SECURITIES, EL SALVADOR
--------------------------------------------------------------------------------
ING Bank NV                                                                 4.1%
 FOREIGN GOVERNMENT & AGENCY
 SECURITIES, UKRAINE
--------------------------------------------------------------------------------
Republic of Venezuela                                                       4.0%
 COMMON STOCKS & WARRANTS,
 VENEZUELA
--------------------------------------------------------------------------------

We added exposure to 14 countries during the six months under review: Argentina, Colombia, Dominican Republic, Ecuador, Fiji, Ghana, Grenada, Jordan, Malawi, Mauritius, Nigeria, Turkey, Ukraine and Zambia. Ecuador was the worst-performing of the 33 countries in the JPM EMBI Global Diversified Index during the period, and we sought to take advantage of the weakness to purchase Ecuadorian securities in December.

In early September 2006, the Fijian government borrowed $150 million using a five-year bond in the international capital markets priced at a yield premium of 225 basis points (100 basis points equal one percentage point) above U.S. Treasuries. Unfortunately, tensions between Fiji's elected government and the military surfaced soon after the bond was issued. These tensions culminated in early December in a military coup. Largely as a result, the Fijian dollar bond's value plunged, and the Fund purchased the Fijian bond with a yield 566 basis points above U.S. Treasuries. By period-end, the bond's value had rebounded since our purchase.

Malawi, a small, poor country in central Africa, recently benefited from the G8's 2005 Multilateral Debt Relief Initiative. 2 With signs that Malawi's kwacha exchange rate against the U.S. dollar stabilized during the period, we invested in Malawi's three-month bill yielding 15 percent.

During the reporting period, we increased exposure to Peru with two bonds backing other Peruvian debt obligations, which were issued to the builder of a new road over the Andes Mountains. Although these securities are similar to Peruvian external debt, we found the 100 basis point premium attractive. Conversely, we reduced exposure to South Africa as the rand recovered against the U.S. dollar.

2. The G8, or Group of Eight, is an informal but exclusive body that seeks to boost cooperation over trade and finance, strengthen the global economy, promote peace and democracy, and prevent and resolve conflicts. The G8 includes Canada, France, Germany, Italy, Japan, Russia, U.K. and U.S.


4 |  Semiannual Report

Thank you for your participation in Franklin Templeton Emerging Market Debt Opportunities Fund. We look forward to serving your future investment needs.


[PICTURE OMITTED]    /s/ William Ledward

                     William Ledward
                     Portfolio Manager and Research Analyst of
                     Franklin Templeton Investment Management Ltd. Fixed Income Group


[PICTURE OMITTED]    /s/ Claire Husson

                     Claire Husson
                     Portfolio Manager and Research Analyst of
                     Franklin Templeton Investment Management Ltd. Fixed Income Group

                     Portfolio Management Team
                     Franklin Templeton Emerging Market Debt
                     Opportunities Fund


THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                          Semiannual Report  | 5

Performance Summary as of 1/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------------
 SYMBOL: N/A                                                CHANGE            1/31/07           7/31/06
-------------------------------------------------------------------------------------------------------
 Net Asset Value (NAV)                                     +$ 0.32            $ 10.51           $ 10.19
-------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS (8/1/06-1/31/07)
-------------------------------------------------------------------------------------------------------
 Dividend Income                           $ 0.3202
-------------------------------------------------------------------------------------------------------
 Short-Term Capital Gain                   $ 0.0069
-------------------------------------------------------------------------------------------------------
        TOTAL                              $ 0.3271
-------------------------------------------------------------------------------------------------------

PERFORMANCE 1

THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

                                                                             6-MONTH      INCEPTION (5/24/06)
-------------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                                                      +6.36%            +8.38%
-------------------------------------------------------------------------------------------------------------
Aggregate Total Return 3                                                       +6.36%            +8.38%
-------------------------------------------------------------------------------------------------------------
Value of $50,000 Investment 4                                               $ 53,180          $ 54,190
-------------------------------------------------------------------------------------------------------------
Aggregate Total Return (12/31/06) 5                                                              +7.97%
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563.

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND SOCIAL AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. ALSO, AS A NONDIVERSIFIED INVESTMENT COMPANY, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO A GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES.

1. The Fund's manager and administrator agreed in advance to waive a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. After 11/30/07, the manager and administrator may end this arrangement at any time upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Aggregate total return represents the change in value of an investment over the periods indicated. Because the Fund has existed for less than one year, average annual total returns are not available.

4. This figure represents the value of a hypothetical $50,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.


6 |  Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report  | 7

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------
`                                          BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
`                                            VALUE 8/1/06      VALUE 1/31/07    PERIOD* 8/1/06-1/31/07
------------------------------------------------------------------------------------------------------
Actual                                          $ 1,000         $ 1,063.60              $ 5.72
------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $ 1,000         $ 1,019.66              $ 5.60
------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


8 |  Semiannual Report

Franklin Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

                                                                                  ---------------------------------
                                                                                  SIX MONTHS ENDED     PERIOD ENDED
                                                                                  JANUARY 31, 2007       JULY 31,
                                                                                    (UNAUDITED)           2006 e
                                                                                  ---------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........................................       $  10.19           $  10.00
                                                                                      ---------------------------
Income from investment operations a:

 Net investment income b ......................................................           0.36               0.08

 Net realized and unrealized gains (losses) ...................................           0.29               0.11
                                                                                      ---------------------------
Total from investment operations ..............................................           0.65               0.19
                                                                                      ---------------------------
Less distributions from:

 Net investment income ........................................................          (0.32)                --

 Net realized gains ...........................................................          (0.01)                --
                                                                                      ---------------------------
Total distributions ...........................................................          (0.33)                --
                                                                                      ---------------------------
Net asset value, end of period ................................................       $  10.51           $  10.19
                                                                                      ===========================

Total return c ................................................................           6.36%              1.90%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............................................       $ 42,010           $  9,377

Ratios to average net assets:

 Expenses before waiver and payments by affiliates and expense reduction d ....           1.30%              4.34%

 Expenses net of waiver and payments by affiliates and expense reduction d ....           1.10%              1.10%

 Net investment income d ......................................................           6.89%              4.07%

Portfolio turnover rate .......................................................          17.51%             38.29%


a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Annualized.

e     For period May 24, 2006 (commencement of operations) to July 31, 2006.


                                                          Semiannual Report  |
 The accompanying notes are an integral part of these financial statements.  | 9

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND                  COUNTRY             SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 85.5%
    COMMON STOCKS AND WARRANTS 6.1%
    Central Bank of Nigeria, wts., 11/15/20 ............................        Nigeria                     3,500       $   875,000
    Republic of Venezeula, Oil Value Recovery wts., 4/15/20 ............       Venezuela                   50,000         1,678,125
                                                                                                                        -----------
    TOTAL COMMON STOCKS AND WARRANTS (COST $2,543,500) .................                                                  2,553,125
                                                                                                                        -----------

                                                                                                  ------------------
                                                                                                  PRINCIPAL AMOUNT a
                                                                                                  ------------------

    CORPORATE BONDS 13.7%
    ELECTRICAL EQUIPMENT 6.8%
    Elektrownia Turow BV, 9.75%, 3/14/11 ...............................         Poland                 1,950,000 EUR     2,866,372
                                                                                                                        -----------
    ROAD & RAIL 5.4%
    Kazakhstan Temir Zholy, 7.00%, 5/11/16 .............................       Kazakhstan               2,200,000         2,294,072
                                                                                                                        -----------
    TELECOMMUNICATIONS 1.5%
  b Ghana Telecommunications Co. Ltd., FRN, 17.70%, 1/01/10 ............         Ghana              5,650,000,000 GHC       616,530
                                                                                                                        -----------
    TOTAL CORPORATE BONDS (COST $5,674,359) ............................                                                  5,776,974
                                                                                                                        -----------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 65.7%
    Development & Investment Projects Jordan Armed Forces,
     senior note, 6.14%, 12/16/19 ......................................         Jordan                 2,000,000         1,965,000
    Government of Colombia, 10.00%, 1/23/12 ............................        Colombia                1,000,000         1,167,150
  c Government of the Dominican Republic, Reg S, 9.50%,
     9/27/11 ...........................................................   Dominican Republic           1,207,635         1,295,189
  b Government of Ecuador, FRN, 6.313%, 2/27/15 ........................        Ecuador                   638,237           453,148
  c Government of Grenada, Reg S, 9.50%, 1.00% to 9/15/08,
     2.50% to 9/15/11, 4.50% to 9/15/13, 6.00% to 9/15/15,
      8.00% to 9/15/17, 8.50% to 9/15/18, 9.50% thereafter,
      9/15/25 ..........................................................        Grenada                   448,000           241,920
    Government of Indonesia, 12.00%, 9/15/11 ...........................       Indonesia           10,000,000,000 IDR     1,211,538
    Government of Iraq,
     d 144A, 5.80%, 1/15/28 ............................................          Iraq                    500,000           332,500
     c Reg S, 5.80%, 1/15/28 ...........................................          Iraq                  2,150,000         1,429,750
b,e Government of Ivory Coast, FRN, 1.90%, 3/30/18 .....................      Ivory Coast              19,000,000 FRF       858,922
    Government of Mexico, 9.00%, 12/20/12 ..............................         Mexico                   211,000 MXN     2,023,704
    Government of Peru, 7.35%, 7/21/25 .................................          Peru                  1,370,000         1,503,164
  c Government of Russia, Reg S, 12.75%, 6/24/28 .......................         Russia                 1,150,000         2,055,625
b,c Government of Serbia, Reg S, 3.75% to 11/01/09,
     6.75% thereafter, 11/01/24 ........................................         Serbia                 1,700,000         1,609,951
    Government of South Africa, 8.75%, 12/21/14 ........................      South Africa             14,000,000 ZAR     2,044,853
  b Government of Turkey, FRN, 21.46%, 1/12/11 .........................         Turkey                 1,025,000 TRY       751,533
    ING Bank NV, 11.89%, 12/30/09 ......................................        Ukraine                 8,000,000 UAH     1,702,235
    Nota Do Tesouro Nacional, 9.762%, 1/01/14 ..........................         Brazil                     4,000 f BRL   1,676,467
  d Peru Enhanced Pass-Through Finance Ltd.,
       senior secured bond, A-1, 144A, 5/31/18 .........................          Peru                    301,000           195,650
       senior secured note, A-2, 144A, 5/31/25 .........................          Peru                    346,000           125,425
  d Province Del Neuquen, senior note, 144A, 8.656%, 10/18/14 ..........       Argentina                  300,000           310,500
  c Republic of El Salvador, Reg S, 7.65%, 6/15/35 .....................      El Salvador               1,700,000         1,909,950
    Republic of Fiji, 6.875%, 9/13/11 ..................................          Fiji                    400,000           374,000
  g Sphynx Capital Markets,
       10.00%, 5/28/08 .................................................      Ivory Coast                 228,674 EUR       297,126
       10.25%, 1/30/10 .................................................      Ivory Coast                 381,120 EUR       495,529


10 |  Semiannual Report

Franklin Global Trust

---------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND                  COUNTRY          PRINCIPAL AMOUNT a        VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
b,g UBS Jersey, 12.84%, 2/27/09 ........................................        Nigeria               1,586,207       $ 1,571,818
                                                                                                                      -----------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
    (COST $26,850,149) .................................................                                               27,602,647
                                                                                                                      -----------
    TOTAL LONG TERM INVESTMENTS (COST $35,068,008) .....................                                               35,932,746
                                                                                                                      -----------
    SHORT TERM INVESTMENTS 13.2%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 9.7%
d,g Citigroup Funding Inc., 144A, zero cpn., 2/22/07 ...................         Malawi                 500,000           511,685
  h Egypt Treasury Bill, 3/13/07 .......................................         Egypt               11,000,000 EGP     1,908,816
  h Mauritius Treasury Bill, 7/13/07 ...................................       Mauritius             14,700,000 MUR       417,867
  h Zambia Treasury Bill, 2/15/07 - 10/22/07 ...........................         Zambia           5,415,000,000 ZMK     1,232,924
                                                                                                                      -----------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
    (COST $4,184,740) ..................................................                                                4,071,292
                                                                                                                      -----------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND REPURCHASE
     AGREEMENT (COST $39,252,748) ......................................                                               40,004,038
                                                                                                                      -----------
                                                                                                 ------------------
                                                                                                      SHARES
                                                                                                 ------------------
    MONEY MARKET FUND (COST $502,103) 1.2%
  i Franklin Institutional Fiduciary Trust Money Market Portfolio,
    4.96% ..............................................................     United States              502,103           502,103
                                                                                                                      -----------
                                                                                                 ------------------
                                                                                                 PRINCIPAL AMOUNT a
                                                                                                 ------------------
    REPURCHASE AGREEMENT (COST $971,178) 2.3%
  j Joint Repurchase Agreement, 5.222%, 2/01/07
    (Maturity Value $971,319) ..........................................     United States       $      971,178           971,178
      ABN AMRO Bank, NV, New York Branch (Maturity Value $84,825)
      Banc of America Securities LLC (Maturity Value $84,825)
      Barclays Capital Inc. (Maturity Value $84,825)
      Bear, Stearns & Co. Inc. (Maturity Value $41,885)
      BNP Paribas Securities Corp. (Maturity Value $84,825)
      Deutsche Bank Securities Inc. (Maturity Value $84,825)
      Goldman, Sachs & Co. (Maturity Value $84,825)
      Greenwich Capital Markets Inc. (Maturity Value $84,825)
      Lehman Brothers Inc. (Maturity Value $81,184)
      Merrill Lynch Government Securities Inc. (Maturity Value $84,825)
      Morgan Stanley & Co. Inc. (Maturity Value $84,825)
      UBS Securities LLC (Maturity Value $84,825)
       Collateralized by U.S. Government Agency Securities,
        2.50% - 7.625%, 3/15/07 - 10/15/11; h U.S. Government
         Agency Discount Notes, 2/28/07 - 4/16/07; h U.S. Treasury Bill,
         5/31/07; and U.S. Treasury Notes, 2.625% - 5.125%,
         7/31/07 - 11/30/11
                                                                                                                      -----------
    TOTAL SHORT TERM INVESTMENTS (COST $5,658,021) .....................                                                5,544,573
                                                                                                                      -----------
    TOTAL INVESTMENTS (COST $40,726,029) 98.7% .........................                                               41,477,319
    NET UNREALIZED LOSS ON FORWARD EXCHANGE
     CONTRACTS (0.0)% k ................................................                                                  (18,014)
    OTHER ASSETS, LESS LIABILITIES 1.3% ................................                                                  551,157
                                                                                                                      -----------
    NET ASSETS 100.0% ..................................................                                              $42,010,462
                                                                                                                      ===========


                                                         Semiannual Report  | 11

Franklin Global Trust

--------------------------------------------------------------------------------
FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND
--------------------------------------------------------------------------------

CURRENCY ABBREVIATIONS

BRL - Brazilian Real
EGP - Egyptian Pound
EUR - Euro
FRF - French Franc
GHC - Ghana Cedi
IDR - Indonesian Rupiah
MUR - Mauritius Rupee
MXN - Mexican Peso
TRY - Turkish Lira
UAH - Ukraine Hryvna
ZAR - South African Rand
ZMK - Zambia Kwacha

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $7,112,635, representing 16.93% of net assets.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $1,475,760, representing 3.51% of net assets.

e     See Note 9 regarding defaulted securities.

f     Principal amount is stated in 1,000 Real units.

g     See Note 1(e) regarding credit linked notes.

h     The security is traded on a discount basis with no stated coupon rate.

i See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

j     See Note 1(c) regarding repurchase agreement.

k     Rounds to less than 0.1% of net assets.


12 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Franklin Global Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (unaudited)

                                                                               ---------------
                                                                                  FRANKLIN
                                                                                  TEMPLETON
                                                                               EMERGING MARKET
                                                                                     DEBT
                                                                                OPPORTUNITIES
                                                                                     FUND
                                                                               ---------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..............................................   $    40,223,926
  Cost - Sweep Money Fund (Note 7) .........................................           502,103
                                                                               ---------------
  Total cost of investments ................................................   $    40,726,029
                                                                               ===============
  Value - Unaffiliated issuers .............................................   $    40,975,216
  Value - Sweep Money Fund (Note 7) ........................................           502,103
                                                                               ---------------
  Total value of investments ...............................................        41,477,319
 Foreign currency, at value (cost $2,255) ..................................             3,604
 Receivables:
  Capital shares sold ......................................................             1,000
  Dividends and interest ...................................................           585,946
 Offering costs ............................................................            15,595
                                                                               ---------------
        Total assets .......................................................        42,083,464
                                                                               ---------------
Liabilities:
 Payables:
  Affiliates ...............................................................            28,138
  Professional fees ........................................................            10,840
  Unrealized loss on forward exchange contracts (Note 8) ...................            18,014
 Accrued expenses and other liabilities ....................................            16,010
                                                                               ---------------
        Total liabilities ..................................................            73,002
                                                                               ---------------
         Net assets, at value ..............................................   $    42,010,462
                                                                               ===============
Net assets consist of:
 Paid-in capital ...........................................................   $    41,138,902
 Undistributed net investment income .......................................            58,177
 Net unrealized appreciation (depreciation) ................................           737,635
 Accumulated net realized gain (loss) ......................................            75,748
                                                                               ---------------
         Net assets, at value ..............................................   $    42,010,462
                                                                               ===============
Shares outstanding .........................................................         3,997,135
                                                                               ===============
Net asset value and maximum offering price per share a .....................   $         10.51
                                                                               ===============

a Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.


                                                         Semiannual Report  |
The accompanying notes are an integral part of these financial statements.  | 13

Franklin Global Trust

STATEMENT OF OPERATIONS
for the period ended January 31, 2007 (unaudited)

                                                                               ---------------
                                                                                  FRANKLIN
                                                                                  TEMPLETON
                                                                               EMERGING MARKET
                                                                                    DEBT
                                                                                OPPORTUNITIES
                                                                                    FUND
                                                                               ---------------
Investment income:
 Dividends .................................................................   $       204,337
 Interest ..................................................................         1,243,678
                                                                               ---------------
        Total investment income ............................................         1,448,015
                                                                               ---------------
Expenses:
 Management fees (Note 3a) .................................................           143,127
 Administrative fees (Note 3b) .............................................            35,998
 Transfer agent fees (Note 3c) .............................................               184
 Custodian fees (Note 4) ...................................................             5,603
 Reports to shareholders ...................................................             3,512
 Registration and filing fees ..............................................             8,521
 Professional fees .........................................................            12,804
 Directors' fees and expenses ..............................................               341
 Amortization of offering costs ............................................            24,818
 Other .....................................................................               163
                                                                               ---------------
        Total expenses .....................................................           235,071
        Expense reductions (Note 4) ........................................            (3,634)
        Expenses waived/paid by affiliates (Note 3d) .......................           (32,051)
                                                                               ---------------
         Net expenses ......................................................           199,386
                                                                               ---------------
          Net investment income ............................................         1,248,629
                                                                               ---------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..............................................................           154,157
  Foreign currency transactions ............................................           (58,873)
                                                                               ---------------
          Net realized gain (loss) .........................................            95,284
                                                                               ---------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ..............................................................           665,083
  Translation of assets and liabilities denominated in foreign currencies ..             6,919
                                                                               ---------------
          Net change in unrealized appreciation (depreciation) .............           672,002
                                                                               ---------------
Net realized and unrealized gain (loss) ....................................           767,286
                                                                               ===============
Net increase (decrease) in net assets resulting from operations ............   $     2,015,915
                                                                               ===============


14 |  The accompanying notes are an integral part of these financial statements.
   |  Semiannual Report

Franklin Global Trust

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  ----------------------------------
                                                                                                         FRANKLIN TEMPLETON
                                                                                                           EMERGING MARKET
                                                                                                       DEBT OPPORTUNITIES FUND
                                                                                                  ----------------------------------
                                                                                                  SIX MONTHS ENDED
                                                                                                  JANUARY 31, 2007    PERIOD ENDED
                                                                                                    (UNAUDITED)      JULY 31, 2006 a
                                                                                                  ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................................................................   $      1,248,629   $        47,271
  Net realized gain (loss) from investments and foreign currency transactions .................             95,284            14,191
  Net change in unrealized appreciation (depreciation) on investments and translation of assets
    and liabilities denominated in foreign currencies .........................................            672,002            65,633
                                                                                                  ----------------------------------
        Net increase (decrease) in net assets resulting from operations .......................          2,015,915           127,095
                                                                                                  ----------------------------------
 Distributions to shareholders from:
  Net investment income .......................................................................         (1,247,540)               --
  Net realized gains ..........................................................................            (26,883)               --
                                                                                                  ----------------------------------
 Total distributions to shareholders ..........................................................         (1,274,423)               --
                                                                                                  ----------------------------------
 Capital share transactions: (Note 2) .........................................................         31,891,875         9,250,000
                                                                                                  ----------------------------------
        Net increase (decrease) in net assets .................................................         32,633,367         9,377,095
Net assets:
 Beginning of period ..........................................................................          9,377,095                --
                                                                                                  ----------------------------------
 End of period ................................................................................   $     42,010,462   $     9,377,095
                                                                                                  ==================================
Undistributed net investment income included in net assets:
 End of period ................................................................................   $         58,177   $        56,836
                                                                                                  ==================================


a     For the period May 24, 2006 (commencement of operations) to July 31, 2006.


                                                         Semiannual Report  |
The accompanying notes are an integral part of these financial statements.  | 15

Franklin Global Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of eight separate funds. The Franklin Templeton Emerging Market Debt Opportunities Fund (the Fund) included in this report is non-diversified. The financial statements of the remaining funds in the Trust are presented separately.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Short term investments are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been


16 |  Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based


                                                         Semiannual Report  | 17

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. JOINT REPURCHASE AGREEMENT (CONTINUED)

on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on January 31, 2007. The joint repurchase agreement is valued at cost.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E. CREDIT LINKED NOTES

The Fund may purchase credit linked notes. Credit linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset or basket of assets. The risks of credit linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference assets relative to the credit linked note, the potential inability of the Fund to dispose of the credit linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.


18 |  Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short, are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

H. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

I. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                         Semiannual Report  | 19

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital. There were no redemption fees for the period.

K. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                               -------------------------------------------------
                                   SIX MONTHS ENDED            YEAR ENDED
                                   JANUARY 31, 2007          JULY 31, 2006 a
                               -------------------------------------------------
                                 SHARES        AMOUNT      SHARES      AMOUNT
                               -------------------------------------------------
Shares sold                     2,985,163   $ 30,932,590   920,350   $ 9,250,000
Shares issued in reinvestment
 of distributions                  91,622        959,285        --            --
                               -------------------------------------------------
Net increase (decrease)         3,076,785   $ 31,891,875   920,350   $ 9,250,000
                               =================================================

a     For the period May 24, 2006 (commencement of operations) to July 31, 2006.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or trustees of the following subsidiaries:


-------------------------------------------------------------------------------------------------
SUBSIDIARY                                                                 AFFILIATION
-------------------------------------------------------------------------------------------------
Franklin Templeton Investment Management Limited (Investment Management)   Investment manager
Franklin Templeton Services, LLC (FT Services)                             Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)              Transfer agent


20 |  Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Investment Management based on the average daily net assets of the Fund as follows:

---------------------------------------------------------------------------
 ANNUALIZED FEE RATE    NET ASSETS
---------------------------------------------------------------------------
       0.800%           Up to and including $500 million
       0.700%           Over $500 million, up to and including $1.0 billion
       0.650%           In excess of $1.0 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $184, of which $165 was retained by Investor Services.

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Investment Management agreed in advance to voluntarily waive management fees and assume payment of other expenses through May 23, 2007. Total expenses waived/paid by FT Services and Investment Management are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. After May 23, 2007, FT Services and Investment Management may discontinue this waiver at any time.

E. OTHER AFFILIATED TRANSACTIONS

At January 31, 2007, Franklin Advisers, Inc. owned 12.51% of the Fund's outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.


                                                         Semiannual Report  | 21

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

5. INCOME TAXES

At January 31, 2007, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes were as follows:


Cost of investments ............................................   $ 40,815,374
                                                                   ============

Unrealized appreciation ........................................   $  1,185,483
Unrealized depreciation ........................................       (523,538)
                                                                   ------------
Net unrealized appreciation (depreciation) .....................   $    661,945
                                                                   ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, bond discounts and premiums, and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2007, aggregated $35,289,149 and $4,729,802, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FORWARD EXCHANGE CONTRACTS

At January 31, 2007, the Fund had the following forward exchange contracts outstanding:

                                                           CONTRACT    SETTLEMENT   UNREALIZED
                                                           AMOUNT a       DATE       GAIN/LOSS
-----------------------------------------------------------------------------------------------
CONTRACTS TO SELL
  400,000 Euro .........................................     517,820    4/23/07     $   (5,400)
1,500,000 Euro .........................................   1,949,460    4/23/07     $  (12,614)
                                                                                    ----------
Net unrealized gain (loss) on forward exchange contracts                            $  (18,014)
                                                                                    ==========

a     In U.S. Dollar unless otherwise indicated.


22 |  Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

9. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 16.54% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January 31, 2007, the value of this security was $858,922, representing 2.04% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

10. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

11. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.


                                                         Semiannual Report  | 23

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

11. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

12. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


24 |  Semiannual Report

Franklin Global Trust

SHAREHOLDER INFORMATION

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                         Semiannual Report  | 25

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


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


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

     [LOGO](R)            FRANKLIN TEMPLETON INSTITUTIONAL
FRANKLIN TEMPLETON
   INSTITUTIONAL          600 Fifth Avenue
                          New York, NY 10020


SEMIANNUAL REPORT

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

INVESTMENT MANAGER

Franklin Templeton Investment Management Limited

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


699 S2007 03/07













                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                  SEMIANNUAL REPORT | 01 31 2007
--------------------------------------------------------------------------------

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          FRANKLIN GLOBAL TRUST
--------------------------------------------------------------------------------

                                          Franklin Templeton High Income Fund
                                          (formerly, Fiduciary High Income Fund)

                                     [LOGO](R)
                               FRANKLIN TEMPLETON
                                 INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

Contents

SEMIANNUAL REPORT

Franklin Templeton High Income Fund .......................................    1

Performance Summary .......................................................    5

Your Fund's Expenses ......................................................    6

Financial Highlights and Statement of Investments .........................    8

Financial Statements ......................................................   13

Notes to Financial Statements .............................................   16

Shareholder Information ...................................................   23

--------------------------------------------------------------------------------

Semiannual Report

Franklin Templeton High Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton High Income Fund (formerly, Fiduciary High Income Fund) seeks total return by investing primarily in debt securities offering high yield and expected total return. The Fund may invest up to 100% of its assets in high yield, lower quality debt securities.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Templeton High Income Fund covers the period ended January 31, 2007.

PERFORMANCE OVERVIEW

Franklin Templeton High Income Fund posted a +7.94% cumulative total return for the six months ended January 31, 2007. The Fund underperformed its benchmark, the Credit Suisse High Yield Index - Developed Countries Only, which returned +8.45% during the same period. 1 You can find more of the Fund's performance data in the Performance Summary beginning on page 5.

1. Source: Credit Suisse. The Credit Suisse High Yield Index - Developed Countries Only is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.

--------------------------------------------------------------------------------

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------


                                                           Semiannual Report | 1

ECONOMIC AND MARKET OVERVIEW

U.S. economic growth slowed in the third quarter of 2006 and then picked up somewhat in the fourth. Overall, several factors contributed to real growth. An improved labor market and higher personal incomes helped support consumer spending. Although a slowing housing market and moderate profit growth dampened economic expansion, a decline in imports and increases in exports and government spending contributed to growth in the fourth quarter.

Oil prices started the period at historically high levels, which propped up headline, or overall, inflation earlier in the period. However, oil prices fell in the latter part of the period, partly due to ample supply and easing demand, which allowed inflation to decline by period-end. Core inflation, which excludes food and energy costs, experienced some upward pressure during the third quarter, but dipped during the fourth quarter. January's headline Consumer Price Index (CPI) reported a 12-month rise of 2.1%, while core CPI increased 2.7%. 2

The Federal Reserve Board (Fed) left the federal funds target rate at 5.25% during the period, citing a slowing economy, widespread cooling in the housing market, the lagging effect of prior tightening and inflation risks. At a January meeting, however, the Fed said there were signs housing was stabilizing and inflation pressures were easing.

The 10-year Treasury note yield declined from 4.99% at the beginning of the period to 4.83% on January 31, 2007. Typically, the intermediate portion of the yield curve generally reflects the markets' expectations of the future direction of inflation. Lower oil prices, in conjunction with relatively stable inflation as well as some concerns about the slowing housing market and its potential effect on the economy, contributed to this decline in interest rates.

The high yield corporate market generated one of the strongest total returns across the fixed income market during the six months under review. A combination of double-digit equity market gains and modestly lower longer-term interest rates supported performance for high yield corporate bonds. In addition, fundamental credit trends remained supportive for many corporate issuers, with continued earnings gains and healthy balance-sheet liquidity leading to default rates that were at the very low end of the historical range. Moreover, market demand for higher yielding assets remained in place, allowing new-issue supply to be readily absorbed. Although a focus on stockholder-friendly activity, such as stock buybacks and leveraged buyouts (LBOs), remained a concern for bondholders, in certain cases covenants afforded by some non-investment grade

2.    Source: Bureau of Labor Statistics.


2 | Semiannual Report
bond issues provided downside protection to bondholders. Overall, the high yield corporate market, as measured by the Credit Suisse High Yield Index - Developed Countries Only, delivered a return of +8.45%, outperforming most other fixed income sectors. 3 In this environment, yield spreads over Treasuries declined from 3.7 percentage points to 3.0 percentage points, near their historically tightest levels.

INVESTMENT STRATEGY

We are research-driven, fundamental investors who rely on a team of analysts to provide in-depth industry expertise, using both qualitative and quantitative analysis to evaluate companies. As "bottom-up" investors, we focus primarily on individual securities. In selecting securities for the Fund's investment portfolio, we do not rely principally on the ratings assigned by rating agencies; we perform our own independent investment analysis to evaluate the credit-worthiness of the issuer.

In addition to our fundamental analysis, yield and expected return are also considered in selecting securities. We focus primarily on individual securities but also consider industry sectors. Because issuers of high yield bonds tend to be heavily represented in particular sectors, the Fund may, from time to time, have significant investments in one or more sectors.

MANAGER'S DISCUSSION

In terms of performance versus its benchmark, the Fund's modestly more defensive, higher credit quality positioning constrained relative performance, as the lowest quality sectors of the high yield market outperformed better-rated sectors. Although fundamental credit trends remained supportive, valuations appeared to reflect this positive fundamental environment, as yields were near their historically narrowest yield spread levels compared to Treasuries. In this environment, we continued to position the Fund with somewhat higher credit quality given the relatively low additional yield provided by many lower-rated issuers.

Focusing on industry positioning, certain industries positively contributed to relative Fund performance. For example, the Fund's overweighted position in the health care industry's acute care segment, which had negatively impacted performance in early 2006 after the LBO of hospital operator HCA, was a positive contributor during the reporting period as many hospital bonds bounced

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

      Consumer Services                                    16.0%
      Process Industries                                   10.7%
      Communications                                        8.6%
      Electronic Technology                                 8.4%
      Commercial Services                                   7.4%
      Utilities                                             6.6%
      Consumer Durables                                     6.4%
      Health Services                                       5.8%
      Energy Minerals                                       5.1%
      Industrial Services                                   5.1%
      Producer Manufacturing                                4.1%
      Consumer Non-Durables                                 3.4%
      Non-Energy Minerals                                   2.1%
      Other                                                 7.0%
      Short-Term Investments & Other Net Assets             3.3%

3. Source: Credit Suisse. See footnote 1 for a description of the Credit Suisse High Yield Index - Developed Countries Only.


                                                           Semiannual Report | 3
off their lows. 4 In addition, the Fund's lack of exposure to the beverage and bottling industry supported performance as beverage maker Le-Nature experienced one of the few defaults during the past six months. 5

On the other hand, there were some detractors from Fund performance. The Fund's lack of direct exposure to the airline industry, albeit a small segment of the overall high yield market, hindered performance as unsecured airline bonds rose significantly during the period. This was largely due to industry consolidation talks and the favorable effect of declining oil prices on operating margin outlooks. The Fund's overweighted exposure to certain segments of the energy sector also constrained relative performance, as the lower yields of higher-quality energy bonds caused them to generally underperform the overall high yield market during the period. 6

We thank you for your continued participation in Franklin Templeton High Income Fund and we look forward to serving your future investment needs.

Sincerely,

[PHOTO OMITTED]      /s/ Christopher J. Molumphy

                         Christopher J. Molumphy, CFA
                         Executive Vice President
                         Portfolio Manager
                         Franklin Advisers, Inc.

[PHOTO OMITTED]      /s/ Eric G. Takaha

                         Eric G. Takaha, CFA
                         Senior Vice President
                         Portfolio Manager
                         Franklin Advisers, Inc.

4.    Health care holdings are in the health services sector in the SOI.

5. Beverage and bottling holdings are in the consumer non-durables sector in the SOI.

6. Energy holdings are in the energy minerals and industrial services sectors in the SOI.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 | Semiannual Report

Performance Summary as of 1/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
SYMBOL: N/A                                          CHANGE   1/31/07    7/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                +$0.34    $10.29     $9.95
--------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-1/31/07)
--------------------------------------------------------------------------------
Dividend Income                        $0.3760
--------------------------------------------------------------------------------
Short-term Capital Gain                $0.0148
--------------------------------------------------------------------------------
Long-term Capital Gain                 $0.0474
--------------------------------------------------------------------------------
     TOTAL                             $0.4382
--------------------------------------------------------------------------------

PERFORMANCE 1

--------------------------------------------------------------------------------------------
                                        6-MONTH     1-YEAR     3-YEAR   INCEPTION (8/25/03)
--------------------------------------------------------------------------------------------
Cumulative Total Return 2                +7.94%     +9.58%    +26.60%         +42.01%
--------------------------------------------------------------------------------------------
Average Annual Total Return 3            +7.94%     +9.58%     +8.18%         +10.75%
--------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 4                +10.00%     +8.64%         +10.77%
--------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563.

ENDNOTES

INTEREST RATE MOVEMENTS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THE FUND'S INVESTMENTS IN FOREIGN COUNTRIES, INCLUDING EMERGING MARKETS, CAN INVOLVE SPECIAL RISKS INCLUDING CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. The Fund's manager and administrator agreed in advance to waive a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time, upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

                                                           Semiannual Report | 5

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
                                                VALUE 8/1/06         VALUE 1/31/07     PERIOD* 8/1/06-1/31/07
--------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,079.40               $2.62
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,022.68               $2.55
--------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.50%, multiplied by 184/365 to reflect the one-half year period.


                                                           Semiannual Report | 7

Franklin Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON HIGH INCOME FUND

                                                      ------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED
                                                      JANUARY 31,
                                                         2007                 YEAR ENDED JULY 31,
                                                      (UNAUDITED)       2006          2005        2004 f
                                                      ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............      $ 9.95        $10.58        $10.51        $10.00
                                                      ------------------------------------------------------
Income from investment operations a:

 Net investment income b .........................        0.37          0.73          0.75          0.72

 Net realized and unrealized gains (losses) ......        0.41         (0.37)         0.45          0.61
                                                      ------------------------------------------------------
Total from investment operations .................        0.78          0.36          1.20          1.33
                                                      ------------------------------------------------------
Less distributions from:

 Net investment income ...........................       (0.38)        (0.75)        (0.78)        (0.77)

 Net realized gains ..............................       (0.06)        (0.24)        (0.35)        (0.05)
                                                      ------------------------------------------------------
Total distributions ..............................       (0.44)        (0.99)        (1.13)        (0.82)
                                                      ------------------------------------------------------
Net asset value, end of period ...................      $10.29        $ 9.95        $10.58        $10.51
                                                      ======================================================

Total return c ...................................        7.94%         3.61%        11.86%        13.53%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................      $7,410        $7,069        $8,161        $7,337

 Expenses before waiver and payments by affiliates        1.31% d       1.33%         1.31%         1.36% d

 Expenses net of waiver and payments by affiliates        0.50% d,e     0.50% e       0.50% e       0.50% d

 Net investment income ...........................        7.18% d       7.13%         7.07%         7.33% d

Portfolio turnover rate ..........................       19.01%        54.31%        53.77%        82.00%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Annualized.

e     Benefit of expense reduction rounds to less than 0.01%.

f     For the period August 25, 2003 (commencement of operations) to July 31,
      2004.


8 | The accompanying notes are an integral part of these financial statements.
  | Semiannual Report

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
  FRANKLIN TEMPLETON HIGH INCOME FUND                                        COUNTRY           AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS 96.7%
  COMMERCIAL SERVICES 7.4%
b ARAMARK Corp., senior note, 144A, 8.50%, 2/01/15 ...................     United States       $ 75,000      $   77,156
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..............     United States        100,000         109,250
  Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ...............     United States         75,000          79,875
  JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .........     United States         75,000          79,031
  Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ................     United States         50,000          50,875
b Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 ...........     United States         75,000          78,750
  United Rentals North America Inc., senior sub. note, 7.75%, 11/15/13     United States         75,000          75,938
                                                                                                             ----------
                                                                                                                550,875
                                                                                                             ----------
  COMMUNICATIONS 8.6%
  Dobson Cellular Systems Inc., senior secured note, 9.875%, 11/01/12      United States         75,000          82,031
  Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
    10.375% thereafter, 11/15/12 .....................................     United Kingdom       100,000          93,250
  Intelsat Subordinated Holding Co. Ltd., senior note, 8.25%, 1/15/13         Bermuda            75,000          78,000
  Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ..       Luxembourg          75,000          82,594
  Qwest Communications International Inc., senior note, 7.50%, 2/15/14     United States        100,000         103,750
  Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 .........         Canada            50,000          52,875
b Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ...         Italy             75,000          86,812
  Windstream Corp., senior note, 8.625%, 8/01/16 .....................     United States         50,000          54,813
                                                                                                             ----------
                                                                                                                634,125
                                                                                                             ----------
  CONSUMER DURABLES 6.4%
  Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ................     United States         75,000          78,375
  Ford Motor Credit Co.,
    5.625%, 10/01/08 .................................................     United States        100,000          98,222
    senior note, 9.875%, 8/10/11 .....................................     United States         75,000          80,375
  General Motors Corp., senior deb., 8.25%, 7/15/23 ..................     United States         50,000          47,625
  Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ...............     United States         75,000          76,875
  KB Home, senior note, 6.25%, 6/15/15 ...............................     United States        100,000          94,455
                                                                                                             ----------
                                                                                                                475,927
                                                                                                             ----------
  CONSUMER NON-DURABLES 3.4%
  Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .......     United States        100,000         106,297
  Smithfield Foods Inc., senior note, 7.00%, 8/01/11 .................     United States        100,000         100,375
  Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ............     United States         50,000          43,875
                                                                                                             ----------
                                                                                                                250,547
                                                                                                             ----------
  CONSUMER SERVICES 16.0%
  AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 ..........     United States         75,000          79,219
  CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ...............         Canada            75,000          78,187
  CCH I LLC, senior secured note, 11.00%, 10/01/15 ...................     United States         25,000          25,938
  CCH II LLC, senior note, 10.25%, 9/15/10 ...........................     United States        100,000         104,375
  CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ....................     United States         50,000          50,750
  DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 .................     United States         50,000          52,563
  EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ..................     United States         75,000          74,531
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ...................     United States         75,000          70,781
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .............     United States         75,000          72,750


                                                           Semiannual Report | 9

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
    FRANKLIN TEMPLETON HIGH INCOME FUND                                              COUNTRY          AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------
    CORPORATE BONDS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 ............................    United States       $125,000      $  120,000
    Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ...........    United States         75,000          79,687
    Quebecor Media Inc., senior note, 7.75%, 3/15/16 .........................        Canada            75,000          76,500
    Radio One Inc., senior sub. note, 6.375%, 2/15/13 ........................    United States         50,000          47,625
  b Rainbow National Services LLC, senior sub. deb., 144A, 10.375%, 9/01/14 .    United States         50,000          56,500
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ................    United States        100,000         102,367
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ..................    United States        100,000          92,000
                                                                                                                    ----------
                                                                                                                     1,183,773
                                                                                                                    ----------
    ELECTRONIC TECHNOLOGY 8.4%
  b Bombardier Inc., senior note, 144A, 8.00%, 11/15/14 ......................        Canada            75,000          77,812
    DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 .................    United States         75,000          76,688
  b Freescale Semiconductor Inc., senior note, 144A, 8.875%, 12/15/14 ........    United States        100,000         100,000
    L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15                   United States        100,000          95,250
  b NXP BV, 144A, 7.875%, 10/15/14 ...........................................     Netherlands          75,000          77,812
    Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 ......................    United States         50,000          45,500
    Solectron Global Finance Ltd., senior sub. note, 8.00%, 3/15/16 ..........    United States         75,000          75,375
b,c TransDigm Inc., senior sub. note, 144A, 7.75%, 7/15/14 ...................    United States         75,000          75,750
                                                                                                                    ----------
                                                                                                                       624,187
                                                                                                                    ----------
    ENERGY MINERALS 5.1%
    Chesapeake Energy Corp., senior note,
       7.625%, 7/15/13 .......................................................    United States         50,000          52,188
       6.25%, 1/15/18 ........................................................    United States        100,000          94,625
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 .........................    United States         75,000          73,125
    Peabody Energy Corp., senior note, 7.375%, 11/01/16 ......................    United States         75,000          78,562
    Pogo Producing Co., senior sub. note, 7.875%, 5/01/13 ....................    United States         75,000          75,938
                                                                                                                    ----------
                                                                                                                       374,438
                                                                                                                    ----------
    FINANCE 1.7%
    General Motors Acceptance Corp., 6.875%, 8/28/12 .........................    United States        125,000         127,182
                                                                                                                    ----------
    HEALTH SERVICES 5.8%
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 ............................    United States        100,000         101,750
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .................       Germany            75,000          76,500
  b HCA Inc., senior secured note, 144A, 9.125%, 11/15/14 ....................    United States        100,000         106,625
    Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ....................    United States        100,000          93,000
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14 ....    United States         50,000          51,438
                                                                                                                    ----------
                                                                                                                       429,313
                                                                                                                    ----------
    INDUSTRIAL SERVICES 5.1%
    Allied Waste North America Inc., senior secured note, B, 5.75%, 2/15/11 ..    United States         75,000          73,125
    Copano Energy LLC, senior note, 8.125%, 3/01/16 ..........................    United States         75,000          77,625
    El Paso Corp., senior note, 7.875%, 6/15/12 ..............................    United States        100,000         106,250
    El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 .................    United States         25,000          26,125
    Hanover Compressor Co., senior note, 7.50%, 4/15/13 ......................    United States         50,000          50,375
    Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ...............    United States         50,000          48,000
                                                                                                                    ----------
                                                                                                                       381,500
                                                                                                                    ----------


10 | Semiannual Report

Franklin Global Trust

------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
  FRANKLIN TEMPLETON HIGH INCOME FUND                                              COUNTRY           AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------
  CORPORATE BONDS (CONTINUED)
  NON-ENERGY MINERALS 2.1%
  Novelis Inc., senior note, 7.75%, 2/15/15 ................................         Canada          $100,000      $  103,000
b Tube City IMS Corp., senior sub. note, 144A, 9.75%, 2/01/15                    United States         50,000          51,500
                                                                                                                   ----------
                                                                                                                      154,500
                                                                                                                   ----------
  PROCESS INDUSTRIES 10.7%
  BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ............     United States         75,000          83,250
  Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10                   United States         50,000          50,250
  Crown Americas Inc., senior note, 7.75%, 11/15/15 ........................     United States         75,000          78,000
b Huntsman International LLC, senior note, 144A, 7.875%, 11/15/14 ..........     United States         75,000          77,625
  JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ........................        Ireland            75,000          75,937
  Lyondell Chemical Co., senior note, 8.00%, 9/15/14 .......................     United States        100,000         104,500
  Nalco Co., senior sub. note, 8.875%, 11/15/13 ............................     United States        100,000         106,625
  Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 ........     United States         75,000          74,250
  Rhodia SA, senior note, 10.25%, 6/01/10 ..................................         France            75,000          85,875
b Verso Paper Holdings LLC, senior secured note, 144A, 9.125%, 8/01/14 .....     United States         50,000          52,750
                                                                                                                   ----------
                                                                                                                      789,062
                                                                                                                   ----------
  PRODUCER MANUFACTURING 4.1%
  Case New Holland Inc., senior note, 9.25%, 8/01/11 .......................     United States         75,000          79,875
  Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ...............     United States         75,000          74,063
  Nortek Inc., senior sub. note, 8.50%, 9/01/14 ............................     United States         75,000          74,812
b RBS Global & Rexnord Corp., senior note, 144A, 9.50%, 8/01/14 ............     United States         75,000          78,000
                                                                                                                   ----------
                                                                                                                      306,750
                                                                                                                   ----------
  REAL ESTATE DEVELOPMENT 0.7%
  Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ...............     United States         50,000          51,625
                                                                                                                   ----------
  REAL ESTATE INVESTMENT TRUST 1.4%
  Host Marriott LP, senior note, K, 7.125%, 11/01/13 .......................     United States        100,000         102,000
                                                                                                                   ----------
  RETAIL TRADE 1.4%
  GSC Holdings Corp., senior note, 8.00%, 10/01/12 .........................     United States         50,000          53,125
b Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ................     United States         50,000          53,625
                                                                                                                   ----------
                                                                                                                      106,750
                                                                                                                   ----------
  TECHNOLOGY SERVICES 1.8%
  SunGard Data Systems Inc.,
    senior note, 9.125%, 8/15/13 ...........................................     United States        100,000         105,750
    senior sub note, 10.25%, 8/15/15 .......................................     United States         25,000          27,000
                                                                                                                   ----------
                                                                                                                      132,750
                                                                                                                   ----------
  UTILITIES 6.6%
b Allegheny Energy Supply, 144A, 8.25%, 4/15/12 ............................     United States         50,000          54,750
  Aquila Inc., senior note, 9.95%, 2/01/11 .................................     United States         50,000          55,252
  Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 .......................     United States         75,000          79,687
  Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ..............     United States         50,000          54,250
  Mirant North America LLC, senior note, 7.375%, 12/31/13 ..................     United States         75,000          76,875
  NRG Energy Inc., senior note, 7.375%, 2/01/16 ............................     United States        100,000         100,375
  TXU Corp., senior note, P, 5.55%, 11/15/14 ...............................     United States         75,000          70,966
                                                                                                                   ----------
                                                                                                                      492,155
                                                                                                                   ----------
  TOTAL CORPORATE BONDS (COST $6,957,804) ..................................                                        7,167,459
                                                                                                                   ----------


                                                          Semiannual Report | 11

Franklin Global Trust

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON HIGH INCOME FUND                                               COUNTRY           SHARES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $146,692) 2.0%
  MONEY MARKET FUND 2.0%
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.96% .....      United States        146,692      $  146,692
                                                                                                                    -----------
  TOTAL INVESTMENTS (COST $7,104,496) 98.7% ................................                                         7,314,151
  OTHER ASSETS, LESS LIABILITIES 1.3% ......................................                                            95,910
                                                                                                                    -----------
  NET ASSETS 100.0% ........................................................                                        $7,410,061
                                                                                                                    ===========

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2007, the aggregate value of these securities was $1,105,467, representing 14.92% of net assets.

c See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

d See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (unaudited)

                                                                   -------------
                                                                     FRANKLIN
                                                                     TEMPLETON
                                                                    HIGH INCOME
                                                                       FUND
                                                                   -------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ................................      $ 6,957,804
  Cost - Sweep Money Fund (Note 7) ...........................          146,692
                                                                    ------------
  Total cost of investments ..................................      $ 7,104,496
                                                                    ============
  Value - Unaffiliated issuers ...............................      $ 7,167,459
  Value - Sweep Money Fund (Note 7) ..........................          146,692
                                                                    ------------
  Total value of investments .................................        7,314,151
 Receivables:
  Investment securities sold .................................           50,192
  Interest ...................................................          151,452
  Affiliates .................................................           36,255
                                                                    ------------
        Total assets .........................................        7,552,050
                                                                    ------------
Liabilities:
 Payables:
  Investment securities purchased ............................           76,105
  Distributions to shareholders ..............................           44,707
  Professional fees ..........................................           10,123
 Accrued expenses and other liabilities ......................           11,054
                                                                    ------------
        Total liabilities ....................................          141,989
                                                                    ============
          Net assets, at value ...............................      $ 7,410,061
                                                                    ============
Net assets consist of:
 Paid-in capital .............................................      $ 7,221,654
 Distributions in excess of net investment income ............          (18,765)
 Net unrealized appreciation (depreciation) ..................          209,655
 Accumulated net realized gain (loss) ........................           (2,483)
                                                                    ------------
          Net assets, at value ...............................      $ 7,410,061
                                                                    ============
Shares outstanding ...........................................          719,915
                                                                    ============
Net asset value and maximum offering price per share a .......      $     10.29
                                                                    ============

a Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin Global Trust

STATEMENT OF OPERATIONS
for the six months ended January 31, 2007 (unaudited)

                                                                          ------------
                                                                           FRANKLIN
                                                                           TEMPLETON
                                                                          HIGH INCOME
                                                                             FUND
                                                                          ------------
Investment income:
 Dividends from Sweep Money Fund (Note 7) ..........................      $     2,182
 Interest ..........................................................          279,920
                                                                          ------------
        Total investment income ....................................          282,102
                                                                          ------------
Expenses:
 Management fees (Note 3a) .........................................           10,882
 Administrative fees (Note 3b) .....................................            7,343
 Transfer agent fees (Note 3d) .....................................               32
 Custodian fees (Note 4) ...........................................               47
 Reports to shareholders ...........................................            7,310
 Registration and filing fees ......................................            8,295
 Professional fees .................................................            9,945
 Trustees' fees and expenses .......................................              260
 Other .............................................................            4,083
                                                                          ------------
        Total expenses .............................................           48,197
        Expense reductions (Note 4) ................................              (28)
        Expenses waived/paid by affiliates (Note 3e) ...............          (29,811)
                                                                          ------------
          Net expenses .............................................           18,358
                                                                          ------------
           Net investment income ...................................          263,744
                                                                          ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .........................           (1,774)
 Net change in unrealized appreciation (depreciation) on investments          297,460
                                                                          ------------
Net realized and unrealized gain (loss) ............................          295,686
                                                                          ------------
Net increase (decrease) in net assets resulting from operations ....      $   559,430
                                                                          ============


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           ---------------------------------
                                                                                   FRANKLIN TEMPLETON
                                                                                    HIGH INCOME FUND
                                                                           ---------------------------------
                                                                           SIX MONTHS ENDED
                                                                           JANUARY 31, 2007     YEAR ENDED
                                                                               (UNAUDITED)    JULY 31, 2006
                                                                           ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ................................................      $   263,744       $   523,845
  Net realized gain (loss) from investments ............................           (1,774)          112,432
  Net change in unrealized appreciation (depreciation) on investments ..          297,460          (378,241)
                                                                           ---------------------------------
        Net increase (decrease) in net assets resulting from operations           559,430           258,036
                                                                           ---------------------------------
 Distributions to shareholders from:
  Net investment income ................................................         (268,410)         (534,979)
  Net realized gains ...................................................          (44,509)         (167,770)
                                                                           ---------------------------------
 Total distributions to shareholders ...................................         (312,919)         (702,749)
                                                                           ---------------------------------
 Capital share transactions: (Note 2) ..................................           94,509          (647,229)
                                                                           ---------------------------------
        Net increase (decrease) in net assets ..........................          341,020        (1,091,942)
Net assets:
 Beginning of period ...................................................        7,069,041         8,160,983
                                                                           ---------------------------------
 End of period .........................................................      $ 7,410,061       $ 7,069,041
                                                                           =================================
Distributions in excess of net investment income included in net assets:
 End of period .........................................................      $   (18,765)      $   (14,099)
                                                                           =================================

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Global Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN TEMPLETON HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of eight separate funds. The Franklin Templeton High Income Fund (the
Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading


16 | Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


                                                          Semiannual Report | 17

Franklin Global Trust

FRANKLIN TEMPLETON HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. There were no redemption fees for the period.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:


                                                    --------------------------------------------------------
                                                      SIX MONTHS ENDED                 YEAR ENDED
                                                      JANUARY 31, 2007                JULY 31, 2006
                                                    --------------------------------------------------------
                                                    SHARES        AMOUNT        SHARES            AMOUNT
                                                    --------------------------------------------------------
Shares sold ..................................        4,854      $ 50,000          79,423       $   835,000
Shares issued in reinvestment of distributions        4,338        44,509          16,595           167,771
Shares redeemed ..............................           --            --        (156,845)       (1,650,000)
                                                    --------------------------------------------------------
Net increase (decrease) ......................        9,192      $ 94,509         (60,827)      $  (647,229)
                                                    ========================================================


18 | Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON HIGH INCOME FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or trustees of the following subsidiaries:

-----------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
-----------------------------------------------------------------------------------------
Fiduciary International, Inc. (Fiduciary)                         Investment manager
Franklin Advisers, Inc. (Advisers)                                Investment manager
Franklin Templeton Services, LLC (FT Services)                    Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Fiduciary of 0.30% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, Advisers, an affiliate of Fiduciary, provides subadvisory services to the Fund and receives from Fiduciary fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Funds pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The Fund has not activated the plan.

D. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $32, of which $28 was retained by Investor Services.

E. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Fiduciary agreed in advance to voluntarily waive management fees and assume payment of other expenses. Total expenses waived /paid by FT Services and Fiduciary are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. FT Services and Fiduciary may discontinue this waiver at any time.


                                                          Semiannual Report | 19

Franklin Global Trust

FRANKLIN TEMPLETON HIGH INCOME FUND

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments ......................      $ 7,119,631
                                                ============

Unrealized appreciation ..................      $   243,604
Unrealized depreciation ..................          (49,084)
                                                ------------
Net unrealized appreciation (depreciation)      $   194,520
                                                ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2007, aggregated $1,349,750 and $1,384,313, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. SHAREHOLDER CONCENTRATIONS

The Fund has a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At January 31, 2007, there were three unaffiliated shareholders holding 51%, 38% and 10% of the Fund's outstanding shares.

20 | Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON HIGH INCOME FUND

9. CREDIT RISK

The Fund has 98.0% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

10. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

                                                          Semiannual Report | 21

Franklin Global Trust

FRANKLIN TEMPLETON HIGH INCOME FUND

11. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the fist semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

22 | Semiannual Report

Franklin Global Trust

SHAREHOLDER INFORMATION

FRANKLIN TEMPLETON HIGH INCOME FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 23

                       This page intentionally left blank.

      [LOGO](R)                        FRANKLIN TEMPLETON INSTITUTIONAL
  FRANKLIN TEMPLETON
     INSTITUTIONAL                     600 Fifth Avenue
                                       New York, NY 10020

SEMIANNUAL REPORT

FRANKLIN TEMPLETON HIGH INCOME FUND

INVESTMENT MANAGER

Fiduciary International, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges, and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.

067 S2007 03/07






                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT 01 31 2007
--------------------------------------------------------------------------------

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        FRANKLIN GLOBAL TRUST
--------------------------------------------------------------------------------

                        Franklin International Smaller Companies Growth Fund

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

--------------------------------------------------------------------------------

Contents

SEMIANNUAL REPORT

Franklin International Smaller Companies Growth Fund .......................   1

Performance Summary ........................................................   6

Your Fund's Expenses .......................................................   8

Financial Highlights and Statement of Investments ..........................  10

Financial Statements .......................................................  14

Notes to Financial Statements ..............................................  17

Shareholder Information ....................................................  24


--------------------------------------------------------------------------------

Semiannual Report

Franklin International Smaller
Companies Growth Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: The Fund seeks long-term capital appreciation by investing at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with market capitalizations not exceeding $2 billion (or the equivalent in local currencies), or the highest market capitalization of the Standard & Poor's (S&P)/Citigroup Europe, Pacific and Asian Countries (EPAC) <$2 Billion Index, whichever is greater at the time of purchase. 1 The Fund considers international companies to be those organized under the laws of a country outside North America or having a principal office in a country outside of North America, or whose securities are listed or traded principally on a recognized stock exchange or over the counter outside of North America.

This semiannual report for Franklin International Smaller Companies Growth Fund covers the period ended January 31, 2007.

1. The S&P/Citigroup EPAC <$2 Billion Index is a float-adjusted, market capitalization-weighted index designed to measure performance of European and Asian equity securities with market capitalizations of less than $2 billion. The index is rebalanced monthly by market capitalization.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.

--------------------------------------------------------------------------------

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                                           Semiannual Report | 1

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 1/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Europe                                                                     56.8%

Asia                                                                       32.9%

North America                                                               0.9%

Short-Term Investments & Other Net Assets                                   9.4%

--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

The Fund posted a +16.71% cumulative total return for the six months ended January 31, 2007. The Fund performed comparably to its benchmark, the S&P/Citigroup EPAC <$2 Billion Index, which returned +17.17% for the same period. 2 You can find more performance data in the Performance Summary beginning on page 6.

ECONOMIC AND MARKET OVERVIEW

The global economy grew during the six months under review, although gross domestic product growth slowed in the U.S. while it accelerated in Europe. The economic drivers remained consistent over the past four years: strong corporate and consumer demand, reasonably low inflation, a tight or improving labor market, and a relatively moderate interest rate environment, despite recent interest rate hikes by many of the world's central banks. However, the economy also faced headwinds from elevated energy prices, higher global interest rates and a weaker U.S. housing market.

Despite such challenges, global economic activity was healthy. Strong global liquidity -- whether petrodollars, corporate cash, private equity, household savings or central banks' reserves -- continued to search for a home. Largely as a result, bond yield spreads over U.S. Treasuries narrowed, and equity and commodity markets rose in the latter part of the period. The shift from risk aversion to risk tolerance was concurrent with the U.S. Federal Reserve Board's decisions during the period to hold the federal funds target rate at 5.25%, as well as with lower oil prices in the second half of 2006.

Narrowing corporate credit spreads globally reflected greater risk tolerance, while abundant cash supplies in the capital markets contributed to record global merger and acquisition activity in 2006. The total value of deals announced as a result of hostile takeovers, private equity buyouts and broad corporate consolidation was $3.8 trillion. 3 This figure surpassed the $3.4 trillion mark set

2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P/Citigroup EPAC <$2 Billion Index. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Source: "Can M&A's `Best of Times' Get Better?," THE WALL STREET JOURNAL, 1/2/07.


2 | Semiannual Report
in 2000. 3 Announced deals from private equity alone reached a record $700 billion, more than double the record set in 2005 and 20 times greater than a decade ago. 4

With this economic backdrop, the non-U.S. equity markets -- including emerging markets that remained a major magnet for global fund flows -- led global equity markets to end the period on a strong note. Stock market indexes in the U.S. and most European countries reached six-year highs in fourth quarter 2006, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs.

INVESTMENT STRATEGY

In choosing individual equity investments, we utilize a fundamental, "bottom-up" approach involving in-depth qualitative and quantitative analysis of individual equity securities. In narrowing down the universe of eligible investments, we employ a quantitative and qualitative approach to identify smaller international companies that may benefit from longer-term dynamic growth. Such companies tend to have proprietary products and services, which can sustain a longer-term competitive advantage, and tend to have a higher probability of maintaining a strong balance sheet and/or generating cash flow. After we identify a company, we conduct thorough analysis to establish the earning prospects and determine the value of the company. Overall, we seek to invest in growth companies with attractive valuations. The Fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and health care technology) or in one or more countries, particularly Japan, which represent heavier weightings in the S&P/Citigroup EPAC <$2 Billion Index.

We do not select investments for the Fund that are merely representative of the small cap asset class, but instead aim to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential. While we seek to outperform the S&P/Citigroup EPAC <$2 Billion Index, the Fund may take positions that are not represented in the index.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Textiles, Apparel & Luxury Goods                                            7.1%
Machinery                                                                   6.9%
Media                                                                       6.4%
Health Care Equipment & Supplies                                            6.3%
Construction & Engineering                                                  4.9%
Diversified Consumer Services                                               4.6%
Communications Equipment                                                    4.5%
Electrical Equipment                                                        4.4%
Building Products                                                           4.1%
Electronic Equipment & Instruments                                          3.9%
Energy Equipment & Services                                                 3.3%
Health Care Providers & Services                                            3.0%
Metals & Mining                                                             3.0%
Road & Rail                                                                 2.9%
Capital Markets                                                             2.5%
Food Products                                                               2.3%
Insurance                                                                   2.2%
Auto Components                                                             2.2%
Other                                                                      16.1%
Short-Term Investments and Other Net Assets                                 9.4%

4. Source: "TPG tops buy-out league with $101bn," THE WALL STREET JOURNAL, 12/27/06.


                                                           Semiannual Report | 3

TOP 10 COUNTRIES
1/31/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Japan                                                                      22.9%
--------------------------------------------------------------------------------
U.K.                                                                        9.9%
--------------------------------------------------------------------------------
France                                                                      8.5%
--------------------------------------------------------------------------------
Netherlands                                                                 7.2%
--------------------------------------------------------------------------------
Germany                                                                     6.7%
--------------------------------------------------------------------------------
Belgium                                                                     6.1%
--------------------------------------------------------------------------------
Hong Kong                                                                   5.0%
--------------------------------------------------------------------------------
Sweden                                                                      3.9%
--------------------------------------------------------------------------------
Ireland                                                                     3.3%
--------------------------------------------------------------------------------
South Korea                                                                 3.0%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS
1/31/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
Prime Success International Group Ltd.                                      2.6%
 TEXTILES, APPAREL & LUXURY GOODS,
 HONG KONG
--------------------------------------------------------------------------------
Nexans SA                                                                   2.4%
 ELECTRICAL EQUIPMENT, FRANCE
--------------------------------------------------------------------------------
Peace Mark (Holdings) Ltd.                                                  2.4%
 TEXTILES, APPAREL & LUXURY GOODS,
 HONG KONG
--------------------------------------------------------------------------------
Kingspan Group PLC                                                          2.1%
 BUILDING PRODUCTS, IRELAND
--------------------------------------------------------------------------------
Omega Pharma SA                                                             2.0%
 HEALTH CARE EQUIPMENT & SUPPLIES,
 BELGIUM
--------------------------------------------------------------------------------
Raymarine PLC                                                               2.0%
 COMMUNICATIONS EQUIPMENT, U.K.
--------------------------------------------------------------------------------
Solarworld AG                                                               2.0%
 ELECTRICAL EQUIPMENT, GERMANY
--------------------------------------------------------------------------------
Acergy SA                                                                   2.0%
 ENERGY EQUIPMENT & SERVICES, NORWAY
--------------------------------------------------------------------------------
Pfleiderer AG                                                               1.9%
 BUILDING PRODUCTS, GERMANY
--------------------------------------------------------------------------------
IG Group Holdings PLC                                                       1.9%
 DIVERSIFIED FINANCIAL SERVICES, U.K.
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

During the six months under review, Fund performance relative to its benchmark benefited from stock selection in the consumer discretionary and health care sectors. 5 Within the consumer discretionary sector, Prime Success International Group, a Hong Kong-based shoe retailer, and Peace Mark, a Hong Kong-based designer and manufacturer of watches and clocks, added significantly to returns. Within the health care sector, Meda, a Swedish specialty pharmaceuticals manufacturer, was the group's top contributor.

On the other hand, stock selection within the industrials and consumer staples sectors hindered Fund performance. 6 Within industrials, Japanese fire engine manufacturer Morita (sold by period-end) and Japanese automated industrial machinery manufacturer CKD weighed negatively on results. In the consumer staples sector, Japanese pet product maker Unicharm PetCare was the major detractor from returns in this sector.

From a geographic perspective, our underweighting in Japan relative to the benchmark index contributed to the Fund's relative performance. However, an underweighting and our stock selection in the U.K. detracted from relative performance.

During the reporting period, we continued to execute our consistent, disciplined methodology while seeking exceptional smaller growth companies with attractive valuations outside the U.S. At period-end, we were finding some opportunities in the health care equipment and supplies, media and consumer staples industries. Oftentimes, these industries can have specific growth areas where certain companies have a special niche or maintain a competitive advantage that might be overlooked by large international funds or undervalued by investment experts. Consistent with our investment strategy, we believe that these areas could offer opportunities for additional long-term returns.

5. The Fund's consumer discretionary holdings are in the auto components; diversified consumer services; hotels, restaurants and leisure; media; personal products; and textiles, apparel and luxury goods industries in the SOI. Health care holdings are in the biotechnology; health care equipment and supplies; health care providers and services; life sciences tools and services; and pharmaceuticals industries in the SOI.

6. The Fund's industrials holdings are in the aerospace and defense; building products; commercial services and supplies; construction and engineering; diversified consumer services; electrical equipment; machinery; and road and rail industries in the SOI. Consumer staples holdings are in the food products and food and staples retailing industries in the SOI.


4 | Semiannual Report

Thank you for your continued participation in Franklin International Smaller Companies Growth Fund. We look forward to serving your future investment needs.

[PHOTO]    /s/ Edwin Lugo

           Edwin Lugo
           Portfolio Manager
           Franklin International Smaller Companies Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 5

Performance Summary as of 1/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------
SYMBOL: FKSCX                                               CHANGE         1/31/07           7/31/06
-----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                       +$3.57          $28.02            $24.45
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/06-1/31/07)
-----------------------------------------------------------------------------------------------------
Dividend Income                           $0.0937
-----------------------------------------------------------------------------------------------------
Short-term Capital Gain                   $0.1112
-----------------------------------------------------------------------------------------------------
Long-term Capital Gain                    $0.2920
-----------------------------------------------------------------------------------------------------
    TOTAL                                 $0.4969
-----------------------------------------------------------------------------------------------------

PERFORMANCE 1

THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------
                                          6-MONTH          1-YEAR           3-YEAR     INCEPTION (10/15/02)
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 2                 +16.71%          +17.39%         +113.45%         +256.23%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 3             +16.71%          +17.39%         + 28.76%          +34.41%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4             $11,671          $11,739         $ 21,345          $35,623
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/06) 5                        +25.00%         + 30.76%          +34.65%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563.


6 | Semiannual Report

ENDNOTES

THE FUND'S INVESTMENTS IN SMALLER COMPANY STOCKS INVOLVE CERTAIN RISKS AS SUCH STOCKS HAVE EXHIBITED GREATER PRICE VOLATILITY THAN LARGER COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S INVESTMENTS IN STOCKS OF FOREIGN COMPANIES INVOLVE SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS AND ECONOMIC AS WELL AS POLITICAL UNCERTAINTY. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS IN ADDITION TO THEIR RELATIVELY SMALLER SIZE AND LESSER LIQUIDITY. BY HAVING SIGNIFICANT INVESTMENTS IN PARTICULAR SECTORS SUCH AS TECHNOLOGY, OR IN ONE OR MORE COUNTRIES, FROM TIME TO TIME, THE FUND CARRIES GREATER RISK OF ADVERSE DEVELOPMENT IN A SECTOR OR COUNTRY THAN A FUND THAT ALWAYS INVESTS IN A WIDE VARIETY OF SECTORS OR COUNTRIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. The Fund's manager and administrator agreed in advance to waive a portion of their fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower. The manager and administrator may end this arrangement at any time, upon notice to the Fund's board.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


                                                           Semiannual Report | 7

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


8 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                                BEGINNING ACCOUNT       ENDING ACCOUNT     EXPENSES PAID DURING
                                                  VALUE 8/1/06          VALUE 1/31/07     PERIOD* 8/1/06-1/31/07
----------------------------------------------------------------------------------------------------------------
Actual                                               $1,000                $1,167.10                $5.19
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000                $1,020.42                $4.84
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.95%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                           Semiannual Report | 9

Franklin Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

                                                           -----------------------------------------------------------------
                                                           SIX MONTHS ENDED
                                                           JANUARY 31, 2007                 YEAR ENDED JULY 31,
                                                              (UNAUDITED)       2006         2005         2004        2003 f
                                                           -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ....................       $ 24.45       $ 19.11      $ 15.70      $ 12.06      $ 10.00
                                                           -----------------------------------------------------------------
Income from investment operations a:

 Net investment income b ................................          0.07          0.23         0.16         0.02         0.07

 Net realized and unrealized gains (losses) .............          4.00          6.94         5.12         4.07         2.02
                                                           -----------------------------------------------------------------
Total from investment operations ........................          4.07          7.17         5.28         4.09         2.09
                                                           -----------------------------------------------------------------
Less distributions from:

 Net investment income ..................................         (0.09)        (0.22)       (0.03)       (0.08)       (0.03)

 Net realized gains .....................................         (0.41)        (1.61)       (1.84)       (0.37)          --
                                                           -----------------------------------------------------------------
Total distributions .....................................         (0.50)        (1.83)       (1.87)       (0.45)       (0.03)
                                                           -----------------------------------------------------------------
Net asset value, end of period ..........................       $ 28.02       $ 24.45      $ 19.11      $ 15.70      $ 12.06
                                                           =================================================================

Total return c ..........................................         16.71%        38.39%       35.86%       34.25%       20.92%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......................       $40,335       $55,646      $16,382      $ 8,653      $ 2,411

Ratios to average net assets:

 Expenses before waiver and payments by affiliates and
  expense reduction .....................................          1.38% d       1.21%        1.48%        1.53%        5.06% g

 Expenses net of waiver and payments by affiliates ......          0.97% d       0.96%        0.95%        0.95%        0.75% g

 Expenses net of waiver and payments by affiliates and
  expense reduction .....................................          0.95% d       0.95%        0.95% e      0.95% e      0.75% g

Net investment income ...................................          0.51% d       0.93%        0.95%        0.13%        0.65% g

Portfolio turnover rate .................................         15.58%        78.53%      113.27%      108.64%      126.43%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Annualized.

e     Benefit of expense reduction rounds to less than 0.01%.

f     For the period October 15, 2002 (commencement of operations) to July 31,
      2003.

g     Not annualized.


10 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2007 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                  COUNTRY         SHARES/RIGHTS        VALUE
----------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND RIGHTS 90.6%
  AEROSPACE & DEFENSE 1.6%
  MTU Aero Engines Holding AG ................................          Germany              12,310       $   655,137
                                                                                                          -----------
  AUTO COMPONENTS 2.2%
  NIPPON SEIKI Co. Ltd. ......................................           Japan               25,000           580,119
  Teikoku Piston Ring Co. Ltd. ...............................           Japan               30,500           315,199
                                                                                                          -----------
                                                                                                              895,318
                                                                                                          -----------
  BIOTECHNOLOGY 1.0%
  Genus PLC ..................................................      United Kingdom           34,679           403,662
                                                                                                          -----------
  BUILDING PRODUCTS 4.1%
  Kingspan Group PLC .........................................          Ireland              33,780           852,871
  Pfleiderer AG ..............................................          Germany              24,545           784,793
                                                                                                          -----------
                                                                                                            1,637,664
                                                                                                          -----------
  CAPITAL MARKETS 2.5%
  Azimut Holding SpA .........................................           Italy               28,800           402,797
a RHJ International ..........................................          Belgium              29,600           613,456
                                                                                                          -----------
                                                                                                            1,016,253
                                                                                                          -----------
  CHEMICALS 0.9%
  LINTEC Corp. ...............................................           Japan               19,000           355,074
                                                                                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 1.1%
  Park24 Co. Ltd. ............................................           Japan               30,400           437,615
                                                                                                          -----------
  COMMUNICATIONS EQUIPMENT 4.5%
  EVS Broadcast Equipment SA .................................          Belgium              11,880           689,082
a Option NV ..................................................          Belgium              20,380           318,240
  Raymarine PLC ..............................................      United Kingdom           93,114           795,733
                                                                                                          -----------
                                                                                                            1,803,055
                                                                                                          -----------
  CONSTRUCTION & ENGINEERING 4.9%
  Arcadis NV .................................................        Netherlands             9,370           592,346
  CHIYODA Corp. ..............................................           Japan               17,000           357,146
  Koninklijke BAM Groep NV ...................................        Netherlands            25,340           524,837
  Samsung Engineering Co. Ltd. ...............................        South Korea            11,450           518,078
                                                                                                          -----------
                                                                                                            1,992,407
                                                                                                          -----------
  DIVERSIFIED CONSUMER SERVICES 4.6%
  Dignity PLC ................................................      United Kingdom           34,320           436,229
a MegaStudy Co. Ltd. .........................................        South Korea             5,123           708,459
a Tele Atlas NV ..............................................        Netherlands            34,800           724,854
                                                                                                          -----------
                                                                                                            1,869,542
                                                                                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 1.9%
  IG Group Holdings PLC ......................................      United Kingdom          138,490           744,113
                                                                                                          -----------
  ELECTRICAL EQUIPMENT 4.4%
  Nexans SA ..................................................          France                7,120           971,675
  Solarworld AG ..............................................          Germany              10,244           795,678
                                                                                                          -----------
                                                                                                            1,767,353
                                                                                                          -----------


                                                          Semiannual Report | 11

Franklin Global Trust

----------------------------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                  COUNTRY        SHARES/RIGHTS         VALUE
----------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND RIGHTS (CONTINUED)
  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.9%
  HORIBA Ltd. ................................................           Japan               16,200       $   590,727
  IRISO ELECTRONICS Co. Ltd. .................................           Japan               11,700           408,213
  TOPCON Corp. ...............................................           Japan               30,300           575,038
                                                                                                          -----------
                                                                                                            1,573,978
                                                                                                          -----------
  ENERGY EQUIPMENT & SERVICES 3.3%
a Acergy SA ..................................................          Norway               40,830           791,761
  SBM Offshore NV ............................................        Netherlands            15,510           546,654
                                                                                                          -----------
                                                                                                            1,338,415
                                                                                                          -----------
  FOOD & STAPLES RETAILING 1.3%
a Hsu Fu Chi International Ltd. ..............................         Singapore            200,000           145,862
  SEIJO Corp. ................................................           Japan               16,300           376,211
                                                                                                          -----------
                                                                                                              522,073
                                                                                                          -----------
  FOOD PRODUCTS 2.3%
  IAWS Group PLC .............................................          Ireland              19,400           465,280
  UNICHARM PETCARE Corp. .....................................           Japan               12,700           477,835
                                                                                                          -----------
                                                                                                              943,115
                                                                                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 6.3%
  Elekta AB, B ...............................................          Sweden               29,480           646,864
a Gyrus Group PLC ............................................      United Kingdom           84,590           677,604
  Omega Pharma SA ............................................          Belgium              10,230           822,059
  Straumann Holding AG .......................................        Switzerland             1,500           378,483
                                                                                                          -----------
                                                                                                            2,525,010
                                                                                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 3.0%
  Amplifon SpA                                                           Italy               67,008           570,777
  Parkway Holdings Ltd. ......................................         Singapore            307,000           647,705
 .............................................................                                            -----------
                                                                                                            1,218,482
                                                                                                          -----------
  HOTELS RESTAURANTS & LEISURE 1.5%
a Kuoni Reisen Holding AG, B .................................        Switzerland               990           582,798
                                                                                                          -----------
  INSURANCE 2.2%
  April Group ................................................          France                9,950           522,664
a Lancashire Holdings Ltd. ...................................          Bermuda              56,480           379,198
                                                                                                          -----------
                                                                                                              901,862
                                                                                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 1.6%
a Eurofins Scientific ........................................          France                9,580           661,189
                                                                                                          -----------
  MACHINERY 6.9%
  Andritz AG .................................................          Austria               2,770           595,742
a Charter PLC ................................................      United Kingdom           23,650           394,923
  CKD Corp. ..................................................           Japan               32,100           340,779
  THE JAPAN STEEL WORKS Ltd. .................................           Japan               77,000           638,130
  OSG Corp. ..................................................           Japan               22,000           371,939
  Toshiba Machine Co. Ltd. ...................................           Japan               46,000           439,929
                                                                                                          -----------
                                                                                                            2,781,442
                                                                                                          -----------


12 | Semiannual Report

Franklin Global Trust

----------------------------------------------------------------------------------------------------------------------
  FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                  COUNTRY        SHARES/RIGHTS         VALUE
----------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS AND RIGHTS (CONTINUED)
  MEDIA 6.4%
  ASATSU-DK Inc. .............................................           Japan               17,600       $   545,510
  CTS Eventim AG .............................................          Germany              11,430           449,933
  HAKUHODO DY HOLDINGS Inc. ..................................           Japan                7,570           504,395
a Modern Times Group MTG AB ..................................          Sweden                6,000           379,424
  SKY Perfect Communications Inc. ............................           Japan                1,100           696,474
                                                                                                          -----------
                                                                                                            2,575,736
                                                                                                          -----------
  METALS & MINING 3.0%
  Sumitomo Titanium Corp. ....................................           Japan                5,200           564,107
  Tubacex SA .................................................           Spain               91,754           637,451
                                                                                                          -----------
                                                                                                            1,201,558
                                                                                                          -----------
  OFFICE ELECTRONICS 1.5%
  Neopost SA .................................................          France                4,834           621,897
                                                                                                          -----------
  PERSONAL PRODUCTS 0.8%
  Milbon Co. Ltd. ............................................           Japan               11,980           334,584
                                                                                                          -----------
  PHARMACEUTICALS 1.3%
  Meda AB, A .................................................          Sweden               14,056           513,701
a Meda AB, rts., A, 2/08/07 ..................................          Sweden               17,356            26,721
                                                                                                          -----------
                                                                                                              540,422
                                                                                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.6%
  Foncia Groupe ..............................................          France               12,380           637,884
                                                                                                          -----------
  ROAD & RAIL 2.9%
  DSV AS, B ..................................................          Denmark               3,570           614,726
  Helphire Group PLC .........................................      United Kingdom           68,590           540,005
                                                                                                          -----------
                                                                                                            1,154,731
                                                                                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 7.1%
  Peace Mark (Holdings) Ltd. .................................         Hong Kong          1,150,000           963,298
  Prime Success International Group Ltd. .....................         Hong Kong            940,000         1,047,448
  SEIREN Co. Ltd. ............................................           Japan               28,700           320,144
  Koninklijke Ten Cate NV ....................................        Netherlands            17,250           534,232
                                                                                                          -----------
                                                                                                            2,865,122
                                                                                                          -----------
  TOTAL COMMON STOCKS AND RIGHTS (COST $23,699,387)                                                        36,557,491
                                                                                                          -----------

                                                                                     ------------------
                                                                                      PRINCIPAL AMOUNT
                                                                                     ------------------
  SHORT TERM INVESTMENT (COST $2,420,000) 6.0%
  TIME DEPOSIT 6.0%
  Dresdner Bank AG, 5.27%, 2/01/07 ...........................      United States        $2,420,000         2,420,000
                                                                                                          -----------
  TOTAL INVESTMENTS (COST $26,119,387) 96.6% .................                                             38,977,491
  OTHER ASSETS, LESS LIABILITIES 3.4% ........................                                              1,357,462
                                                                                                          -----------
  NET ASSETS 100.0% ..........................................                                            $40,334,953
                                                                                                          ===========

a     Non-income producing for the twelve months ended January 31, 2007.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin Global Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (unaudited)

                                                                   -------------
                                                                     FRANKLIN
                                                                   INTERNATIONAL
                                                                      SMALLER
                                                                     COMPANIES
                                                                    GROWTH FUND
                                                                   -------------
Assets:
 Investments in securities:
  Cost ..........................................................   $26,119,387
                                                                    ===========
  Value .........................................................   $38,977,491
 Cash ...........................................................         7,257
 Receivables:
  Investment securities sold ....................................       676,351
  Capital shares sold ...........................................     1,056,000
  Dividends .....................................................        37,912
  Affiliates ....................................................           388
                                                                    -----------
        Total assets ............................................    40,755,399
                                                                    -----------
Liabilities:
 Payables:
  Investment securities purchased ...............................       386,596
  Capital shares redeemed .......................................           864
 Accrued expenses and other liabilities .........................        32,986
                                                                    -----------
        Total liabilities .......................................       420,446
                                                                    -----------
          Net assets, at value ..................................   $40,334,953
                                                                    ===========
Net assets consist of:
 Paid-in capital ................................................   $25,804,906
 Undistributed net investment income ............................         5,920
 Net unrealized appreciation (depreciation) .....................    12,858,238
 Accumulated net realized gain (loss) ...........................     1,665,889
                                                                    -----------
          Net assets, at value ..................................   $40,334,953
                                                                    ===========
Shares outstanding ..............................................     1,439,720
                                                                    ===========
Net asset value and maximum offering price per sharea ...........   $     28.02
                                                                    ===========

a Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

STATEMENT OF OPERATIONS
for the six months ended January 31, 2007 (unaudited)

                                                                                    -------------
                                                                                      FRANKLIN
                                                                                    INTERNATIONAL
                                                                                       SMALLER
                                                                                      COMPANIES
                                                                                     GROWTH FUND
                                                                                    -------------
Investment income:
 Dividends ......................................................................     $  204,206
 Interest .......................................................................         79,709
                                                                                      ----------
      Total investment income ...................................................        283,915
                                                                                      ----------
Expenses:
 Management fees (Note 3a) ......................................................        145,960
 Administrative fees (Note 3b) ..................................................         38,923
 Transfer agent fees (Note 3c) ..................................................            229
 Custodian fees (Note 4) ........................................................          8,463
 Reports to shareholders ........................................................         11,603
 Registration and filing fees ...................................................         15,790
 Professional fees ..............................................................         40,044
 Trustees' fees and expenses ....................................................          3,748
 Other ..........................................................................          4,159
                                                                                      ----------
      Total expenses ............................................................        268,919
      Expense reductions (Note 4) ...............................................         (3,143)
      Expenses waived/paid by affiliates (Note 3d) ..............................        (81,361)
                                                                                      ----------
        Net expenses ............................................................        184,415
                                                                                      ----------
         Net investment income ..................................................         99,500
                                                                                      ----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...................................................................      2,154,599
  Foreign currency transactions .................................................          9,608
                                                                                      ----------
         Net realized gain (loss) ...............................................      2,164,207
                                                                                      ----------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...................................................................      3,446,222
  Translation of assets and liabilities denominated in foreign currencies .......          4,873
                                                                                      ----------
         Net change in unrealized appreciation (depreciation) ...................      3,451,095
                                                                                      ----------
Net realized and unrealized gain (loss) .........................................      5,615,302
                                                                                      ----------
Net increase (decrease) in net assets resulting from operations .................     $5,714,802
                                                                                      ==========


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

FRANKLIN GLOBAL TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              ----------------------------------
                                                                                                    FRANKLIN INTERNATIONAL
                                                                                                       SMALLER COMPANIES
                                                                                                          GROWTH FUND
                                                                                              ----------------------------------
                                                                                              SIX MONTHS ENDED
                                                                                              JANUARY 31, 2007       YEAR ENDED
                                                                                                 (UNAUDITED)       JULY 31, 2006
                                                                                              ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................................................     $     99,500        $    299,182
  Net realized gain (loss) from investments and foreign currency transactions .............        2,164,207           1,486,803
  Net change in unrealized appreciation (depreciation) on investments and translation
    of assets and liabilities denominated in foreign currencies ...........................        3,451,095           5,987,070
                                                                                                --------------------------------
        Net increase (decrease) in net assets resulting from operations ...................        5,714,802           7,773,055
                                                                                                --------------------------------
 Distributions to shareholders from:
  Net investment income ...................................................................         (128,792)           (372,394)
  Net realized gains ......................................................................         (554,205)         (2,216,789)
                                                                                                --------------------------------
 Total distributions to shareholders ......................................................         (682,997)         (2,589,183)
                                                                                                --------------------------------
 Capital share transactions (Note 2) ......................................................      (20,342,374)         34,079,285
                                                                                                --------------------------------
        Net increase (decrease) in net assets .............................................      (15,310,569)         39,263,157
Net assets:
 Beginning of period ......................................................................       55,645,522          16,382,365
                                                                                                --------------------------------
 End of period ............................................................................     $ 40,334,953        $ 55,645,522
                                                                                                ================================
Undistributed net investment income included in net assets:
 End of period ............................................................................     $      5,920        $     35,212
                                                                                                ================================


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Global Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of eight separate funds. The Franklin International Smaller Companies Growth Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. The Fund was closed to new investors between July 14, 2006 and August 15, 2006.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term investments are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                                                          Semiannual Report | 17

Franklin Global Trust

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


18 | Semiannual Report

Franklin Global Trust

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. There were no redemption fees for the period.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 19

Franklin Global Trust

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2007, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                         -----------------------------------------------------------
                                              SIX MONTHS ENDED                   YEAR ENDED
                                              JANUARY 31, 2007                 JULY 31, 2006
                                         -----------------------------------------------------------
                                           SHARES         AMOUNT            SHARES         AMOUNT
                                         -----------------------------------------------------------
Shares sold .........................      104,467     $  2,836,398        1,788,313    $ 43,695,513
Shares issued in reinvestment
 of distributions ...................       15,895          429,179           67,675       1,548,419
Shares redeemed .....................     (956,721)     (23,607,951)        (437,140)    (11,164,647)
                                         -----------------------------------------------------------
Net increase (decrease) .............     (836,359)    $(20,342,374)       1,418,848    $ 34,079,285
                                         ===========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------------------
SUBSIDIARY                                                           AFFILIATION
--------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                   Investment manager
Franklin Templeton Institutional (FT Institutional)                  Investment manager
Franklin Templeton Services, LLC (FT Services)                       Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)        Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.75% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $229, of which $198 was retained by Investor Services.


20 | Semiannual Report

Franklin Global Trust

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees. Total expenses waived by Advisers and FT Services are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. Advisers and FT Services may discontinue this waiver at any time.

E. OTHER AFFILIATED TRANSACTIONS

At January 31, 2007, Advisers, or an affiliate owned 21.63% of the Fund's outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2006, the Fund deferred realized currency losses of $26,352.

At January 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................   $26,153,292
                                                       ===========

Unrealized appreciation ............................   $13,397,255
Unrealized depreciation ............................      (573,056)
                                                       -----------
Net unrealized appreciation (depreciation) .........   $12,824,199
                                                       ===========

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.


                                                          Semiannual Report | 21

Franklin Global Trust

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2007, aggregated $5,503,124 and $8,723,309, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006. The Trust did not participate in that Settlement.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.


22 | Semiannual Report

Franklin Global Trust

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

8. REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 23

Franklin Global Trust

SHAREHOLDER INFORMATION

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


24 | Semiannual Report

     [LOGO](R)            FRANKLIN TEMPLETON INSTITUTIONAL
FRANKLIN TEMPLETON
   INSTITUTIONAL          600 Fifth Avenue
                          New York, NY 10020

SEMIANNUAL REPORT

FRANKLIN INTERNATIONAL
SMALLER COMPANIES GROWTH FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges, and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be identified by the presence of a regular beeping tone.

681 S2007 03/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 29, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    March 29, 2007